UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ⬛ C: ACTFX ⬛ Y: ACTDX ⬛ R5: ACTNX ⬛ R6: ACTSX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

46	Financial Statements

49	Notes to Financial Statements

56	Financial Highlights

57	Fund Expenses

58	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.20%
Class C Shares	2.94
Class Y Shares	3.43
Class R5 Shares	3.32
Class R6 Shares	3.37
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	5.82
Custom Invesco High Yield Municipal Index⬛ (Style-Specific Index)	4.95
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	3.35

Source(s): ▼ FactSet Research Systems Inc.; ⬛ Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.

    The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The S&P Municipal Bond Investment Grade Index is considered representative of investment grade US municipal bonds.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco High Yield Municipal Fund

Average Annual Total Returns

As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.90%
10 Years	5.29
5 Years	6.55
1 Year	–0.66

Class C Shares
Inception (12/10/93)	4.74%
10 Years	4.96
5 Years	6.68
1 Year	2.01

Class Y Shares
Inception (3/1/06)	5.16%
10 Years	6.00
5 Years	7.77
1 Year	4.02

Class R5 Shares
10 Years	6.23%
5 Years	7.69
1 Year	4.00

Class R6 Shares
10 Years	5.78%
5 Years	7.56
1 Year	4.08

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco High Yield Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 Shares shares incepted on April 30, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

Average Annual Total Returns

As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.91%
10 Years	5.28
5 Years	5.37
1 Year	0.29

Class C Shares
Inception (12/10/93)	4.75%
10 Years	4.94
5 Years	5.51
1 Year	3.02

Class Y Shares
Inception (3/1/06)	5.18%
10 Years	5.98
5 Years	6.55
1 Year	5.05

Class R5 Shares
10 Years	6.22%
5 Years	6.50
1 Year	4.93

Class R6 Shares
10 Years	5.77%
5 Years	6.37
1 Year	5.11

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.06%, 1.81%, 0.81%, 0.80% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had fees not been waived and/or expenses reimbursed currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco High Yield Municipal Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.00%(a)
Alabama–3.39%
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.75%	06/01/2045	$3,250	$3,559,433
Series 2016, RB	6.00%	06/01/2050	5,400	5,983,470
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(b)	5.00%	01/01/2042	12,750	14,138,348
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/2036	4,400	4,454,736
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB(c)	5.50%	01/01/2043	12,785	10,228,511
Series 2008 A, Retirement Facility RB(c)	6.88%	01/01/2043	4,470	3,978,389
Series 2011 A, Retirement Facility RB(c)	7.50%	01/01/2047	2,600	2,314,026
Series 2012 A, Retirement Facility RB(c)	5.63%	01/01/2042	6,575	5,851,947
Jefferson (County of);
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS–AGM)(d)(e)	6.50%	10/01/2038	7,000	6,160,840
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts.(INS–AGM)(d)(e)	6.60%	10/01/2042	11,700	10,261,485
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(e)	7.50%	10/01/2039	27,640	23,917,998
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts.(e)	7.75%	10/01/2046	96,055	82,831,108
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts.(e)	7.90%	10/01/2050	65,400	56,284,548
Lower Alabama Gas District (The);
Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	24,000	28,842,720
Series 2016 A, Gas Project RB	5.00%	09/01/2046	44,200	53,118,676
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(c)	6.95%	01/01/2020	3	0
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(f)(g)	1.58%	07/01/2040	200	200,000
Southeast Alabama Gas Supply District (The) (No. 1); Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%)(h)(i)	2.28%	04/01/2024	15,000	14,987,700
				327,113,935

Alaska–0.32%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB(b)	5.50%	10/01/2046	22,000	25,431,340
Series 2017 A, RB	5.50%	10/01/2046	505	583,765
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB(j)	0.00%	06/01/2046	27,225	3,073,702
Series 2006 C, Second Sub. Asset-Backed CAB RB(j)	0.00%	06/01/2046	20,860	1,980,866
				31,069,673

American Samoa–0.14%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	13,345	13,072,228

Arizona–2.16%
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. Education RB(k)	6.00%	07/01/2037	13,845	14,689,960
Series 2017, Ref. Education RB(k)	6.00%	07/01/2047	15,000	15,784,950
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. Education RB(k)	5.13%	07/01/2037	1,180	1,228,887
Series 2017 D, Ref. Education RB(k)	5.00%	07/01/2047	1,035	1,064,674
Series 2017 D, Ref. Education RB(k)	5.00%	07/01/2051	2,300	2,349,220
Series 2017 G, Ref. Education RB(k)	5.00%	07/01/2037	1,105	1,145,609
Series 2017 G, Ref. Education RB(k)	5.00%	07/01/2047	3,260	3,353,464
Series 2017 G, Ref. Education RB(k)	5.00%	07/01/2051	1,000	1,021,400
Series 2017-A, Ref. Education RB(k)	5.38%	07/01/2050	6,000	6,266,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, Education RB(k)	5.70%	07/01/2047	$10,730	$11,161,239
Series 2016, Education RB(k)	5.80%	07/01/2052	4,920	5,116,948
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB(k)	5.25%	07/01/2052	500	496,410
Glendale (City of) Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,567,365
Glendale (City of) Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,905,646
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,529,030
Series 2017, Ref. RB	5.00%	11/15/2045	4,410	4,527,438
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(k)	5.00%	07/01/2047	4,000	4,141,080
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.50%	11/15/2034	3,695	3,725,521
Series 2014, Ref. RB	5.75%	11/15/2040	6,015	6,101,917
Phoenix (City of) Industrial Development Authority (Basis Schools);
Series 2016 A, Ref. Education RB(k)	5.00%	07/01/2046	2,125	2,175,405
Series 2016 A, Ref. Education RB(k)	5.00%	07/01/2046	1,925	1,970,661
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/2042	2,850	2,963,772
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(k)	6.75%	07/01/2044	5,250	5,820,360
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/2042	2,770	2,868,280
Phoenix Civic Improvement Corp.;
Series 2009 A, Jr. Lien Water System RB(b)(h)(l)	5.00%	07/01/2019	5,500	5,652,020
Series 2009 A, Jr. Lien Water System RB(b)(h)(l)	5.00%	07/01/2019	8,935	9,181,963
Series 2009 A, Jr. Lien Water System RB(b)(h)(l)	5.00%	07/01/2019	6,785	6,972,537
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/2026	2,030	2,029,980
Series 2006, Education Facility RB	5.80%	12/01/2036	4,385	4,278,620
Pima (County of) Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. Education Facility RB(k)	5.38%	06/15/2035	2,370	2,510,470
Series 2015, Ref. Education Facility RB(k)	5.63%	06/15/2045	3,500	3,717,070
Series 2017, Education Facility RB(k)	4.13%	06/15/2029	1,500	1,491,240
Series 2017, Education Facility RB(k)	5.00%	06/15/2047	11,600	11,714,376
Series 2017, Education Facility RB(k)	5.00%	06/15/2052	6,945	6,989,587
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/2028	2,120	2,125,724
Series 2008 A, Education Facilities RB	7.25%	12/01/2038	3,285	3,293,081
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/2044	3,000	3,232,320
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/2043	250	238,478
Series 2013, Ref. Education Facility RB	6.00%	07/01/2048	2,975	2,809,203
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB(h)(l)	8.50%	07/01/2019	1,620	1,708,679
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2010, Education RB(h)(l)	6.10%	06/01/2019	1,400	1,445,318
Pima (County of) Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. Education Facility RB(k)	7.00%	07/01/2045	3,315	2,955,289
Series 2016 B, Ref. Sub. Education Facility RB	2.07%	07/01/2045	1,735	521,440
Series 2016 C, Ref. Jr. Sub. Education Facility RB	2.07%	07/01/2045	1,036	10,355
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB(k)	7.00%	09/01/2037	3,358	3,358,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(k)	7.13%	07/01/2027	$958	$958,201
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/2029	170	170,027
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	2,700	2,887,704
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,379,907
Tempe (City of) Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(k)	6.13%	10/01/2047	1,400	1,550,276
Series 2017 A, RB(k)	6.13%	10/01/2052	1,400	1,543,738
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School — Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/2033	3,000	3,206,280
Series 2013, Education RB	6.00%	07/01/2043	3,625	3,827,565
Tucson (City of) Industrial Development Authority (Catalina Village Assisted Living Apartments);
Series 2017 A, Multifamily Housing RB(m)	5.50%	05/01/2051	4,435	3,254,359
Series 2017 B, Multifamily Housing RB(m)	2.50%	05/01/2051	1,700	492,218
University Medical Center Corp.;
Series 2009, Hospital RB(h)(l)	6.25%	07/01/2019	1,650	1,710,984
Series 2009, Hospital RB(h)(l)	6.50%	07/01/2019	2,100	2,181,900
Series 2011, Hospital RB(h)(l)	6.00%	07/01/2021	2,600	2,886,936
				208,261,785

California–13.18%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,338,880
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB(h)(l)	7.63%	01/01/2020	4,340	4,685,985
Bay Area Toll Authority (San Francisco Bay Area);
Series 2009 F-1, Toll Bridge RB(b)(h)(l)	5.13%	04/01/2019	22,295	22,779,470
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2047	50,640	52,576,474
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2049	5,000	5,179,900
Series 2017 F-1, Toll Bridge RB(b)	5.00%	04/01/2056	21,000	23,646,210
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(j)	0.00%	06/01/2033	14,880	6,432,178
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Sub. Tobacco Settlement CAB RB(j)	0.00%	06/01/2046	25,000	4,721,250
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(b)	5.25%	04/01/2040	6,255	8,195,426
Series 2012 U-2, Ref. RB(b)	5.00%	10/01/2032	8,745	11,051,406
Series 2014 U-6, RB(b)	5.00%	05/01/2045	15,000	19,465,650
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/2038	3,000	3,181,140
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(b)	5.00%	11/01/2047	10,000	12,791,600
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(k)	5.00%	11/01/2036	1,500	1,657,245
Series 2016 A, RB(k)	5.00%	11/01/2046	3,000	3,281,100
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(k)	6.63%	01/01/2032	1,000	1,065,130
Series 2012, RB(k)	6.88%	01/01/2042	1,500	1,604,850
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB(h)(l)	8.50%	10/01/2019	1,000	1,073,600
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/2030	6,360	6,764,941
Series 2012 A, Charter School Lease RB	6.00%	07/01/2042	5,355	5,693,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(k)(n)	5.00%	07/01/2037	$13,500	$14,272,470
Series 2012, Water Furnishing RB(k)(n)	5.00%	11/21/2045	29,210	30,795,519
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern California, LLC); Series 2016, Solid Waste Disposal RB(k)(n)	7.00%	12/01/2027	10,215	10,003,345
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(f)(g)	1.56%	11/01/2026	4,200	4,200,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/2048	3,000	3,337,740
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	5,000	5,187,350
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	2,000	2,092,100
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(h)(l)	7.25%	11/01/2021	1,500	1,754,670
Series 2011, RB(h)(l)	7.50%	11/01/2021	5,500	6,475,865
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,802,471
California (State of) Statewide Communities Development Authority (Creative Child Care & Team); Series 2015, School Facilities RB (Acquired 11/03/2015; Cost $6,700,000)(k)	6.75%	06/01/2045	6,700	6,858,723
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,704,308
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2010, RB(h)(l)	7.50%	06/01/2019	1,620	1,693,208
Series 2016, Ref. RB(k)	5.00%	06/01/2036	4,250	4,645,548
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.50%	12/01/2054	11,000	11,946,660
Series 2016 A, RB(k)	5.00%	12/01/2036	1,500	1,636,425
Series 2016 A, RB(k)	5.00%	12/01/2041	1,370	1,481,162
Series 2016 A, RB(k)	5.25%	12/01/2056	39,000	42,107,130
Series 2018 A, RB(k)	5.25%	12/01/2048	3,000	3,310,020
Series 2018 A, RB(k)	5.50%	12/01/2058	10,020	11,060,176
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(k)	7.00%	11/15/2029	1,745	1,840,783
Series 2009, Senior Living RB(k)	7.25%	11/15/2041	3,500	3,702,790
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	6.00%	10/01/2042	2,895	3,128,569
Series 2012, RB	6.00%	10/01/2047	1,785	1,924,819
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization);
Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/2043	15,000	15,003,750
Series 2006 A, Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2046	181,950	33,003,910
California (State of);
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2034	12,440	14,473,940
Series 2016, Ref. Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2035	6,605	7,659,224
Series 2017, Various Purpose Unlimited Tax GO Bonds	5.00%	08/01/2046	20,500	23,428,015
Series 2017, Various Purpose Unlimited Tax GO Bonds(b)	5.00%	11/01/2047	15,000	17,320,650
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2038	9,380	9,440,970
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2045	3,730	3,754,245
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,742,370
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	10,963,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Eden (Township of) Healthcare District; Series 2010, COP(h)(l)	6.13%	06/01/2020	$2,510	$2,706,633
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/2023	1,235	1,263,491
Series 2008, Special Tax RB	6.75%	09/01/2028	2,550	2,611,914
Series 2008, Special Tax RB	6.88%	09/01/2038	4,440	4,548,292
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. Toll Road CAB RB(INS–AGM)(d)(j)	0.00%	01/15/2036	65,000	32,074,900
Series 2014 A, Ref. Toll Road CAB RB(INS–AGM)(d)(j)	0.00%	01/15/2037	20,000	9,391,000
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/2049	20,000	23,262,000
Series 2014 A, Toll Road Conv. CAB RB(e)	6.85%	01/15/2042	5,000	4,593,250
Series 2014 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/2043	10,750	12,582,553
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/2037	47,000	49,049,670
Series 2007 B, First Sub. Tobacco Settlement Asset-Backed CAB RB(j)	0.00%	06/01/2047	185,000	32,843,050
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	22,000	22,617,100
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2047	12,000	12,519,600
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	39,390	40,494,889
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS–SGI)(d)	5.00%	09/01/2037	3,395	3,398,022
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/2021	3,125	3,126,156
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2036	161,415	50,322,740
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB(j)	0.00%	06/01/2057	46,635	2,997,231
Lake Tahoe Unified School District (Election of 2008); Series 2010, Conv. CAB Unlimited Tax GO Bonds (INS–AGM)(d)(e)	6.38%	08/01/2045	5,315	3,754,569
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/2022	310	311,903
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 A, Sub. RB(b)(n)(o)	5.25%	05/15/2048	26,000	30,175,860
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB(b)	5.00%	07/01/2043	66,530	73,269,490
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/2039	4,490	6,306,609
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB(h)(l)	7.00%	08/01/2021	4,750	5,470,100
Oceanside Unified School District; Series 2012 C, Unlimited Tax GO Bonds(j)	0.00%	08/01/2048	4,450	1,318,179
Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds(e)	6.38%	08/01/2045	5,000	3,933,350
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/2019	1,235	1,229,924
Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds(j)	0.00%	08/01/2046	36,605	11,307,651
Regents of the University of California; Series 2014 AM, General RB(b)	5.00%	05/15/2044	34,545	38,808,544
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB(h)(l)	6.25%	10/01/2018	1,780	1,786,194
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2048	7,000	7,743,050
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2036	7,650	3,871,512
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2037	13,130	6,337,851
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2038	13,515	6,228,253
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2039	13,895	6,121,164
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2040	14,280	6,023,018
Series 2011 D, Unlimited Tax CAB GO Bonds(INS–AGM)(d)(j)	0.00%	08/01/2041	14,080	5,683,533
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/2041	21,980	24,406,372
Series 2011, RB	8.00%	12/01/2031	9,875	11,213,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego Community College District (Election of 2002); Series 2011, Unlimited Tax CAB GO Bonds(j)	0.00%	08/01/2039	$8,525	$3,849,123
San Diego Unified School District (Election of 2008);
Series 2010 C, Unlimited Tax CAB GO Bonds(j)	0.00%	07/01/2044	10,000	3,688,500
Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(e)	5.25%	07/01/2042	10,000	6,688,700
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(e)	6.63%	07/01/2041	20,000	16,519,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(h)(l)	6.25%	08/01/2019	1,000	1,043,660
Series 2009 D, Tax Allocation RB(h)(l)	6.50%	08/01/2019	1,000	1,045,900
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB(j)	0.00%	08/01/2036	5,710	2,258,648
Series 2013 C, Special Tax CAB RB(j)	0.00%	08/01/2038	2,000	692,080
Series 2013 C, Special Tax CAB RB(j)	0.00%	08/01/2043	17,000	4,349,790
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	7,000	7,663,600
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/2049	12,000	13,101,960
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(n)	6.40%	12/01/2041	14,123	14,129,073
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/2027	2,000	2,001,240
Series 2003, Special Tax RB	6.65%	09/01/2032	2,630	2,641,362
San Jose (City of) Norman Y Minesta International Airport; Series 2017 A, Ref. Airport RB(b)(n)	5.00%	03/01/2047	20,000	22,248,800
San Jose (City of); Series 2017 A, Ref. Airport RB(b)(n)	5.00%	03/01/2041	10,000	11,249,600
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(e)	6.63%	08/01/2042	4,080	3,642,134
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB(h)(l)	7.00%	09/01/2019	3,500	3,688,965
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(d)(e)	6.75%	02/01/2052	7,500	5,011,275
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement Asset-Backed CAB Turbo RB(j)	0.00%	06/01/2047	20,000	3,719,200
Series 2007 A, Tobacco Settlement CAB Turbo RB(j)	0.00%	06/01/2036	10,000	3,738,200
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB(p)	6.15%	12/01/2043	4,400	4,439,292
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2045	18,085	498,061
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2046	18,085	440,370
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2047	18,085	389,551
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2048	18,085	344,519
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2049	18,085	304,732
Series 2008 A, Tax Allocation CAB RB(j)	0.00%	12/01/2050	18,085	269,647
Series 2008 A, Tax Allocation RB(c)	6.00%	12/01/2033	1,475	1,460,235
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(j)	0.00%	06/01/2046	30,000	5,291,100
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(j)	0.00%	06/01/2046	47,000	6,157,470
Series 2006 A-1, Sr. RB	4.75%	06/01/2025	5	5,021
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2037	6,850	6,878,976
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2046	8,205	8,239,707
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/2031	3,665	3,681,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/01/2023	$14,550	$3,321,765
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/01/2023	7,000	1,501,990
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/01/2023	15,715	3,167,830
Series 2013 B, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/01/2023	37,560	6,263,881
				1,272,269,012

Colorado–4.22%
Amber Creak Metropolitan District; Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	515	514,315
Arista Metroplitan District; Series 2018 A, Ref. & Improvement Limited Special Tax GO Bonds	5.13%	12/01/2048	3,500	3,562,090
Banning Lewis Ranch Metropolitan District No. 3; Series 2015 A, Limited Tax GO Bonds	6.13%	12/01/2045	1,025	993,881
Brighton Crossing Metropolitan District No. 4;
Series 2017 A, Limited Tax GO Bonds	5.00%	12/01/2047	725	742,183
Series 2017 B, Sub. Limited Tax GO Bonds	7.00%	12/15/2047	670	663,126
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/2032	3,500	3,197,670
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2048	1,750	1,761,182
Series 2018 B, Ref. Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,226	1,225,571
Buffalo Ridge Metropolitan Distric; Series 2018 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	3,230	3,242,985
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. Limited Tax GO Bonds	6.00%	12/01/2037	1,750	1,786,837
Series 2017 A, Ref. Limited Tax GO Bonds	6.13%	12/01/2047	4,735	4,832,825
Series 2017 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2047	3,000	3,045,300
Castle Oaks Metropolitan District No. 3;
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2037	3,275	3,297,237
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	9,265	9,281,214
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB(k)	5.00%	12/01/2047	7,000	7,131,320
Clear Creek Station Metropolitan District No. 2;
Series 2017 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2047	1,000	1,021,850
Series 2017 B, Sub. Limited Tax GO Bonds	7.38%	12/15/2047	500	505,960
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/2028	1,650	1,652,970
Series 2008, Charter School RB	6.50%	07/01/2038	1,000	1,001,660
Series 2013, Charter School RB	7.45%	08/01/2048	2,245	2,567,449
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2008 A, Charter School RB(h)(l)	7.25%	10/01/2018	500	502,090
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(h)(l)	7.40%	12/01/2018	2,000	2,028,000
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB(h)(l)	7.75%	08/01/2019	4,000	4,215,720
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,733,105
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2037	750	819,383
Series 2017 A, Ref. Hospital RB	5.25%	05/15/2047	3,500	3,797,010
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.00%	01/01/2044	21,000	22,813,980
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(k)	5.75%	12/01/2035	1,150	1,196,793
Series 2015 A, Ref. RB(k)	6.13%	12/01/2045	1,300	1,371,643
Series 2015 A, Ref. RB(k)	6.25%	12/01/2050	4,070	4,312,084
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB(h)(l)	6.00%	11/15/2020	1,600	1,741,376
Series 2010 A, RB(h)(l)	6.25%	11/15/2020	4,750	5,195,122
Series 2011, RB(h)(l)	5.75%	11/15/2021	1,000	1,117,430
Series 2011, RB(h)(l)	6.00%	11/15/2021	1,195	1,344,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/2022	$600	$600,318
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	3,260	3,260,652
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	5,815	5,815,116
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	5,085	5,484,071
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	13,935	14,556,780
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. & Improvement Limited Tax GO Bonds	5.88%	12/01/2046	15,750	16,669,957
Cornerstar Metropolitan District;
Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2037	1,000	1,035,680
Series 2017 A, Ref. Limited Tax GO Bonds	5.25%	12/01/2047	2,600	2,688,296
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, Limited Tax GO Bonds	5.63%	12/01/2038	2,555	2,558,092
Series 2018 A, Limited Tax GO Bonds	5.75%	12/01/2048	9,665	9,676,598
Series 2018 B, Sub. Limited Tax GO Bonds	8.00%	12/15/2048	1,630	1,630,913
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(n)	5.00%	10/01/2032	39,000	41,808,780
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB(b)(n)	5.25%	12/01/2043	17,500	20,147,925
Denver Gateway Center Metropolitan District;
Series 2018 A, Limited Tax GO Bonds	5.63%	12/01/2048	2,130	2,179,821
Series 2018 B, Sub. Limited Tax GO Bonds	7.88%	12/15/2048	1,855	1,865,481
Douglas (County of) Sierra Ridge Metropolitan District No. 2
Series 2016 A, Sr. Limited Tax GO Bonds	5.50%	12/01/2046	2,000	2,047,480
Series 2016 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2046	1,500	1,476,195
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB(q)	3.38%	12/01/2032	4,500	3,375,000
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/2040	4,745	4,894,183
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/2040	950	993,415
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, Special RB	5.13%	12/01/2037	1,070	1,106,177
Series 2017 A, Special RB	5.25%	12/01/2047	1,015	1,047,581
Series 2017 B, Sub. Special RB	7.75%	12/15/2047	1,000	1,022,630
Grandby Ranch Metropolitan District; Series 2018, Ref. Limited Tax GO Bonds(k)	5.50%	12/01/2052	5,490	5,525,630
Johnston (Town of) Plaza Metropolitan District;
Series 2016 A, Special RB	5.25%	12/01/2036	4,000	3,858,640
Series 2016 A, Special RB	5.38%	12/01/2046	12,000	11,519,520
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, Improvement Limited Tax GO Bonds	5.13%	12/01/2037	1,700	1,724,395
Series 2018 A, Improvement Limited Tax GO Bonds	5.25%	12/01/2047	3,470	3,516,012
Series 2018 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2047	1,795	1,816,181
Leyden Rock Metropolitan District No. 10; Series 2017 C, Ref. Jr. Lien Sub. Limited Tax GO Bonds	10.75%	12/15/2049	1,025	1,012,085
Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	6.75%	02/01/2022	190	190,074
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2025	800	800,184
Series 2003 A, Health Care Facilities RB	7.00%	02/01/2038	6,200	6,199,132
Neu Towne Metropolitan District; Series 2018 B, Ref. Sub. Limited Tax GO Bonds	7.75%	12/15/2046	2,285	2,298,413
North Holly Metropolitan District;
Series 2018 A, Limited Tax GO Bonds	5.50%	12/01/2048	1,260	1,258,034
Series 2018 B, Sub. Limited Tax GO Bonds	7.88%	12/15/2048	1,015	1,011,143
North Range Metropolitan District No. 2
Series 2017 A, Ref. Limited Tax GO Bonds	5.63%	12/01/2037	3,270	3,295,768
Series 2017 A, Ref. Limited Tax GO Bonds	5.75%	12/01/2047	4,885	4,924,764
Series 2017 B, Sub. Limited Tax GO Bonds	7.75%	12/15/2047	2,830	2,849,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Prairie Center Metropolitan District No. 3 (Park & Recreation Improvements); Series 2018, Special RB	5.13%	12/15/2042	$4,510	$4,506,527
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	24,395	33,579,474
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/2035	1,000	500,000
Solaris Metropolitan District No. 3 Series 2016 A, Ref. Limited Tax GO Bonds	5.00%	12/01/2046	1,730	1,782,177
Southlands Metropolitan District No. 1;
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2037	515	553,599
Series 2017 A-1, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2047	500	532,705
Series 2017 A-2, Unlimited Tax GO Bonds	5.00%	12/01/2047	325	346,258
St. Vrain Lakes Metropolitan District No. 2;
Series 2017 A, Sr. Limited Tax GO Bonds	5.00%	12/01/2037	2,510	2,500,587
Series 2017 A, Sr. Limited Tax GO Bonds	5.13%	12/01/2047	2,550	2,559,741
Series 2017 B, Sub. Limited Tax GO Bonds	7.63%	12/15/2047	1,080	1,060,258
Sterling Ranch Community Authority Board;
Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2038	1,670	1,700,310
Series 2017 A, Sr. Supported and Special RB	5.00%	12/01/2047	4,500	4,554,945
Series 2017 B, Sr. Sub. Supported and Special RB	7.50%	12/15/2047	5,500	5,531,955
University of Colorado; Series 2014 A, Enterprise RB(b)(h)(l)	5.00%	06/01/2024	16,835	19,451,159
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch);
Series 2007, CAB Limited Tax GO Bonds(j)	0.00%	12/01/2037	31,430	8,694,045
Series 2007, CAB Limited Tax GO Bonds(j)	0.00%	12/01/2037	56,983	15,762,522
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(h)(l)	9.50%	12/01/2021	1,000	1,251,330
				406,824,534

Connecticut–0.28%
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (Acquired 11/16/2006; Cost $4,405,000)(c)(k)	5.13%	10/01/2036	4,405	1,409,600
Hamden (Town of) (Whitney Center);
Series 2009 A, Facility RB	7.63%	01/01/2030	3,020	3,141,917
Series 2009 A, Facility RB	7.75%	01/01/2043	10,815	11,230,621
Series 2009 C, RB(h)	5.50%	01/01/2022	2,000	1,944,980
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB(h)(l)	7.88%	04/01/2020	3,000	3,280,710
University of Connecticut; Series 2018 A, RB	5.25%	11/15/2047	5,000	5,716,850
				26,724,678

Delaware–0.07%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,185,788
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,402,016
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(n)	6.25%	06/01/2028	3,185	3,186,688
				6,774,492

District of Columbia–1.94%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(h)(l)	6.38%	03/01/2021	1,910	2,098,135
Series 2011, RB(h)(l)	6.63%	03/01/2021	5,150	5,757,494
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/2040	7,000	7,221,690
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/2041	3,000	3,224,370
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	534,150
Series 2017 A, RB	5.00%	07/01/2037	650	685,516
Series 2017 A, RB	5.00%	07/01/2042	1,250	1,313,600
Series 2017 A, RB	5.00%	07/01/2052	8,250	8,608,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	$13,105	$13,114,043
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(h)(l)	6.38%	10/01/2019	2,000	2,098,240
Series 2009, Hospital RB(h)(l)	6.50%	10/01/2019	5,000	5,252,200
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, Asset-Backed CAB RB(j)	0.00%	06/15/2046	67,300	11,937,001
Series 2006 C, Asset-Backed CAB RB(j)	0.00%	06/15/2055	60,320	2,998,507
District of Columbia Water & Sewer Authority (Green Bonds); Series 2017 A, Public Utility RB(b)	5.00%	10/01/2052	20,000	22,744,200
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB(b)	5.00%	10/01/2044	27,000	29,789,910
District of Columbia;
Series 2009 B, Ref. Sec. Income Tax RB(b)	5.00%	12/01/2025	16,165	16,803,679
Series 2014 C, Unlimited Tax GO Bonds(b)	5.00%	06/01/2038	21,000	23,432,640
Metropolitan Washington Airports Authority; Series 2017, Ref. Airport System RB(b)(n)	5.00%	10/01/2047	26,850	30,067,704
				187,681,294

Florida–4.98%
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	6.25%	11/15/2044	2,500	2,660,375
Series 2014, RB	6.38%	11/15/2049	5,250	5,606,947
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2032	1,000	1,154,860
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2042	2,500	2,872,950
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/2046	2,000	2,290,280
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,000	3,344,790
Series 2011 A, RB	8.13%	11/15/2041	11,200	12,454,288
Series 2011 A, RB	8.13%	11/15/2046	6,000	6,653,040
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(c)	7.88%	05/01/2038	4,900	1,764,000
Cape Coral (City of) Health Facilities Authority (Gulf Care Inc.);
Series 2015, Ref. Senior Housing RB(k)	6.00%	07/01/2045	4,000	4,317,160
Series 2015, Ref. Senior Housing RB(k)	6.00%	07/01/2050	5,265	5,666,509
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/2040	1,500	1,559,595
Capital Trust Agency Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, Sr. Living RB	4.00%	07/01/2038	2,750	2,734,958
Series 2018 A-1, Sr. Living RB	4.00%	07/01/2043	1,000	987,540
Series 2018 A-1, Sr. Living RB	4.13%	07/01/2053	2,000	1,979,820
Series 2018 B, Sr. Living RB	5.00%	07/01/2043	500	517,300
Series 2018 B, Sr. Living RB	5.00%	07/01/2053	750	763,553
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB(k)	5.00%	07/01/2046	600	611,970
Capital Trust Agency Inc. (Tallahassee Tapestry);
Series 2015, First Mortgage RB(k)	6.75%	12/01/2035	5,405	5,610,660
Series 2015, First Mortgage RB(k)	7.00%	12/01/2045	2,000	2,094,300
Series 2015, First Mortgage RB(k)	7.13%	12/01/2050	2,000	2,102,760
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/2020	710	711,541
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(k)	8.13%	05/15/2044	5,560	5,567,506
Series 2014 A, Continuing Care Community RB(k)	8.25%	05/15/2049	44,570	44,629,724
Series 2015, Continuing Care Community RB(k)	5.25%	05/15/2022	855	855,881
Series 2015 A, Continuing Care Community RB(k)	5.50%	05/15/2025	345	336,496
Series 2015 A, Continuing Care Community RB(k)	6.25%	05/15/2035	875	828,135
Series 2015 A, Continuing Care Community RB(k)	6.50%	05/15/2049	3,000	2,770,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/2043	$2,000	$2,053,060
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB(h)(l)	7.25%	10/01/2021	14,000	16,161,180
Florida Development Finance Corp. (Brightline Passenger Rail); Series 2017, Surface Transportation Facilitiy RB(h)(k)(n)	5.63%	01/01/2028	35,000	36,571,150
Florida Development Finance Corp. (Palm Bay Academy Inc.);
Series 2017, Ref. Secondary Sub. Lien CAB RB(j)(k)	0.00%	05/15/2037	970	9,700
Series 2017, Ref. Sub. Lien Conv. CAB RB(e)(k)	6.38%	05/15/2037	1,265	833,686
Series 2017 A, Ref. Taxable Sr. Lien RB(k)	6.38%	05/15/2037	2,705	2,629,963
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, Educational Facilities RB(k)	6.00%	06/15/2032	4,250	4,443,885
Series 2012 A, Educational Facilities RB(k)	6.13%	06/15/2043	5,250	5,457,900
Series 2015, Educational Facilities RB(k)	6.13%	06/15/2046	14,035	14,588,681
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,580	2,586,914
Series 2012, RB	7.00%	10/01/2026	100	109,375
Series 2012, RB	7.25%	10/01/2041	595	651,620
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(c)	5.25%	05/01/2039	1,335	13
Series 2007 A-2, Special Assessment RB(c)	5.25%	05/01/2039	1,700	17
Series 2011, Ref. Special Assessment Conv. CAB RB(e)	6.75%	05/01/2039	25,200	12,096,000
Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	6.25%	04/01/2049	8,510	8,521,829
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(h)(l)	8.00%	08/15/2019	1,000	1,068,800
Kendall Breeze West Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/2034	1,125	1,125,068
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/2043	2,250	2,268,360
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/2032	4,500	4,673,340
Series 2012, Ref. RB	5.75%	10/01/2042	10,100	10,793,062
Series 2012, Ref. RB	6.50%	10/01/2047	10,000	10,985,700
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,935,291
Series 2012, IDR	5.75%	06/15/2042	3,210	3,216,131
Miami-Dade (County of) (Building Better Communities Program);
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2037	15,605	17,638,175
Series 2016 A, Ref. Unlimited Tax GO Bonds(b)	5.00%	07/01/2038	15,985	18,032,199
Miami-Dade (County of) (Miami International Airport); Series 2008, Aviation RB(b)(h)(l)(n)	5.25%	10/01/2018	16,500	18,540,885
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB(b)	5.00%	04/01/2053	13,500	14,983,920
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(h)(l)	6.00%	08/01/2020	365	392,725
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	135	144,519
Series 2010, Ref. Hospital RB(h)(l)	6.13%	08/01/2020	185	199,484
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	65	69,557
Miami-Dade (County of);
Series 2009, Sub. Special Obligation CAB RB(j)	0.00%	10/01/2035	12,000	6,011,640
Series 2009, Sub. Special Obligation CAB RB(j)	0.00%	10/01/2042	42,215	15,159,829
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,340	1,340,576
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,325,578
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,159
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,302
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,159
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(b)(n)	5.00%	10/01/2047	$35,580	$39,492,377
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB(b)(h)(l)	5.00%	05/01/2024	20,305	23,370,649
Overoaks Community Development District; Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	365	365,460
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	3,154,277
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/2037	1,370	1,227,872
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/2021	300	315,819
Series 2011 A, RB	7.13%	09/15/2041	3,250	3,388,027
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)(g)	1.56%	11/01/2038	300	300,000
Reunion East Community Development District;
Series 2002 A-2, Special Assessment RB(p)	7.38%	05/01/2033	145	1
Series 2005, Special Assessment RB(c)	5.80%	05/01/2036	1,716	17
Series 2015-1, Special Assessment RB	6.60%	05/01/2033	150	152,889
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	2,085	2,125,157
Seminole (County of) Industrial Development Authority (Legacy Pointe at UCF); Series 2016 A, RB(k)	10.00%	12/28/2021	5,350	6,237,565
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(h)(l)	6.00%	08/01/2020	4,000	4,311,680
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB(h)(l)	6.25%	11/15/2019	150	157,958
Series 2009 A, Ref. RB(h)(l)	6.50%	11/15/2019	1,000	1,055,990
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB(q)	4.34%	05/01/2035	1,375	879,793
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/2039	4,310	4,464,126
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	6,000	6,385,140
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)(d)	6.00%	10/01/2029	13,440	17,543,366
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(p)	6.80%	05/01/2039	4,895	1,713,250
				480,536,878

Georgia–0.93%
Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group);
Series 2013 A, Ref. RB	6.25%	05/15/2033	3,950	4,310,793
Series 2013 A, Ref. RB	6.38%	05/15/2043	8,000	8,726,640
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(h)(l)	7.38%	01/01/2019	12,000	12,224,880
Atlanta (City of); Series 2015, Ref. Water & Wastewater RB(b)	5.00%	11/01/2040	37,555	42,078,500
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/2029	4,500	4,964,805
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/2030	2,200	2,340,976
Series 2010, RAC	6.13%	09/01/2040	5,510	5,833,437
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(k)	5.00%	11/01/2047	8,480	8,984,136
				89,464,167

Hawaii–0.21%
Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB(h)(l)	8.75%	11/15/2019	765	821,289
Series 2009 A, Special Purpose Senior Living RB(h)(l)	9.00%	11/15/2019	6,530	7,087,727
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(b)(h)(l)	5.25%	04/01/2019	12,000	12,252,480
				20,161,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.29%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000)(c)(k)(m)(n)	7.50%	11/01/2024	$7,640	$0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	8.00%	10/01/2044	10,440	11,794,277
Series 2014 A, RB	8.13%	10/01/2049	9,000	10,200,150
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2040	1,000	1,024,230
Series 2010 A, Non-Profit Facilities RB	6.25%	07/01/2045	1,000	1,023,350
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-Profit Facilities RB	6.00%	06/01/2038	750	750,900
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. Non-Profit Facilities RB(k)	6.75%	07/01/2028	39	41,509
Series 2014 A, Ref. Non-Profit Facilities RB(k)	6.75%	07/01/2036	526	552,217
Series 2014 A, Ref. Non-Profit Facilities RB(k)	6.75%	07/01/2048	1,061	1,102,939
Series 2014 B, Ref. Non-Profit Facilities CAB RB(j)(k)	0.00%	07/01/2049	9,112	1,209,635
				27,699,207

Illinois–11.20%
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/2027	1,740	1,753,311
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/2023	2,285	2,302,754
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	4,305	4,308,143
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/2027	2,000	2,001,580
Bolingbrook (Village of);
Series 2005, Sales Tax RB	6.00%	01/01/2026	4,500	4,372,605
Series 2005, Sales Tax RB	6.25%	01/01/2024	4,365	4,322,790
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/2027	2,090	2,098,674
Burbank (City of) (Intercultural Montessori Language School); Series 2015, Educational Facilities RB(k)	6.25%	09/01/2045	4,000	4,224,280
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	2,402	1,760,128
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/2022	2,255	2,259,262
Chicago (City of) (O’Hare International Airport);
Series 2017 B, Ref. Sr. Lien General Airport RB	5.00%	01/01/2039	15,000	16,749,300
Series 2017 D, Sr. Lien General Airport RB(n)	5.00%	01/01/2042	10,000	10,915,900
Series 2017 D, Sr. Lien General Airport RB(n)	5.00%	01/01/2047	17,500	19,037,550
Series 2017 D, Sr. Lien General Airport RB(n)	5.00%	01/01/2052	9,960	10,798,034
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	1,865	1,867,294
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/2041	23,015	23,294,402
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/2042	19,420	19,580,798
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	3,000	3,075,660
Chicago (City of) Metropolitan Water Reclamation District;
Series 2015 A, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2044	31,000	34,002,970
Series 2016 C, Unlimited Tax GO Green Bonds(b)	5.00%	12/01/2045	19,750	21,675,625
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB(b)	5.25%	12/01/2049	27,000	29,849,310
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2034	3,145	3,391,474
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2032	2,150	2,330,944
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2033	3,000	3,243,780
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2034	2,160	2,329,279
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2037	6,075	6,512,643
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	2,500	2,690,150
Series 2007 F, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	10,640	11,449,278
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	375	403,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2007 G, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	$400	$427,212
Series 2009 C, Unlimited Tax GO Bonds	5.00%	01/01/2040	10,500	10,545,780
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	952	958,511
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,700	9,742,001
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2025	9,185	9,224,771
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2033	3,500	3,605,490
Series 2014, Second Lien Wastewater Transmission RB	5.00%	01/01/2044	16,755	17,822,629
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	01/01/2033	3,250	3,438,045
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,787,963
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,152,120
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	65,150	73,848,176
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	7,250	7,653,680
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/2031	1,530	1,508,121
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	1,402	1,345,918
Gilberts (Village of) Special Service Area No. 25 (The Conservancy); Series 2018 A, Special Tax Conv. CAB RB(e)	6.00%	03/01/2048	13,121	11,333,264
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/2020	305	311,365
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/2028	8,000	8,165,840
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007, Ref. RB	5.75%	05/15/2026	2,435	2,441,209
Series 2007, Ref. RB	5.75%	05/15/2031	1,745	1,749,223
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/2027	2,400	2,270,736
Series 2012 A-2, RB	7.00%	11/15/2027	2,305	2,304,954
Series 2012 B, Ref. Sub. RB(r)	6.00%	11/15/2052	9,584	7,593,879
Series 2012 C-1, Ref. Sub. RB(j)	0.00%	11/15/2052	3,902	122,989
Series 2012 C-2, Ref. Sub. Conv. RB(r)	4.00%	11/15/2052	780	230,293
Series 2012 C-3, Ref. Sub. Conv. RB(r)	4.00%	11/15/2052	780	135,359
Illinois (State of) Finance Authority (Collegiate Housing Foundation — DeKalb II, LLC — Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/2043	7,000	7,555,100
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2010, RB(h)(l)	7.13%	02/15/2020	1,710	1,836,677
Series 2010, RB(h)(l)	7.25%	02/15/2020	8,900	9,575,154
Illinois (State of) Finance Authority (Intrinsic Schools — Belmont School); Series 2015, Charter School RB(k)	6.00%	12/01/2045	3,715	3,793,201
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/2028	500	500,240
Series 2006 A, RB	6.00%	08/15/2026	3,255	3,259,166
Series 2006 A, RB	6.00%	08/15/2039	10,460	10,463,975
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.63%	05/15/2042	6,000	6,276,840
Series 2012, Ref. RB	5.75%	05/15/2046	500	524,315
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,884,354
Series 2017, Ref. RB	5.25%	05/15/2048	11,770	11,818,022
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.75%	10/15/2040	9,000	9,501,120
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/2028	3,100	3,169,967
Series 2008, RB	7.75%	09/15/2038	8,140	8,814,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	$7,144	$355,771
Series 2016 A, RB	6.20%	05/15/2030	103	101,249
Series 2016 A, RB	6.24%	05/15/2038	2,816	2,708,050
Series 2016 A, RB	6.33%	05/15/2048	12,165	11,908,439
Series 2016 A, RB	6.44%	05/15/2055	23,164	22,840,399
Series 2016 B, RB	5.63%	05/15/2020	5,628	5,598,854
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/2043	12,210	12,938,937
Illinois (State of) Finance Authority (Plymouth Place);
Series 2013, Ref. RB	6.00%	05/15/2043	10,600	11,563,010
Series 2015, Ref. RB	5.25%	05/15/2050	6,660	6,891,035
Illinois (State of) Finance Authority (Provena Health);
Series 2009 A, RB(h)(l)	7.75%	08/15/2019	120	126,748
Series 2009 A, RB(h)(l)	7.75%	08/15/2019	12,680	13,392,996
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/2034	750	787,275
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/2045	1,500	1,571,040
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,670	2,656,810
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(h)(l)	7.25%	11/01/2018	24,235	24,449,480
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	5,000	5,490,850
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,058,567
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2009, RB(h)(l)	6.88%	08/15/2019	21,875	22,926,531
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2032	500	546,535
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.25%	02/15/2037	1,185	1,261,397
Series 2017, Ref. RB	5.25%	02/15/2047	2,870	3,034,221
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/2031	3,030	3,219,920
Series 2011, Ref. Charter School RB	7.13%	10/01/2041	1,000	1,060,940
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	27,000	29,758,860
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	10,255	11,202,870
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	11,761,868
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, MFH RB(k)	5.45%	01/01/2046	2,500	2,300,475
Series 2016 A, MFH RB(k)	5.60%	01/01/2056	2,700	2,494,503
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax CAB RB(INS–NATL)(d)(j)	0.00%	06/15/2034	25,000	12,274,000
Series 2010, Dedicated State Tax RB(h)(l)	5.50%	06/15/2020	14,150	15,066,637
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	44,020	45,078,681
Series 2010 B, Ref. Dedicated State Tax CAB RB(INS–AGM)(d)(j)	0.00%	06/15/2046	8,000	2,343,040
Series 2010 B-2, Ref. Dedicated State Tax RB	5.00%	06/15/2050	1,000	1,018,490
Series 2010 B-2, Ref. RB	5.25%	06/15/2050	8,015	8,173,697
Series 2012, CAB RB(j)	0.00%	12/15/2050	35,755	7,307,964
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,068,660
Series 2012 B, CAB RB(j)	0.00%	12/15/2051	13,165	2,557,433
Series 2015, CAB RB(j)	0.00%	12/15/2052	26,000	4,816,240
Series 2017, Ref. CAB RB(INS–AGM)(d)(j)	0.00%	12/15/2056	28,520	5,038,914
Series 2017 B, Ref. CAB RB(j)	0.00%	12/15/2054	20,000	3,335,000
Series 2017 B, Ref. Conv. CAB RB(e)	4.95%	12/15/2047	3,000	1,687,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2015 B, Sr. RB(b)	5.00%	01/01/2040	$25,000	$27,674,750
Series 2016 B, Sr. RB	5.00%	01/01/2041	5,000	5,577,900
Illinois (State of);
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2030	4,965	5,256,793
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	5,105	5,504,824
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2025	35,550	37,808,491
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2027	7,145	7,624,215
Series 2016, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2029	11,000	11,641,410
Series 2016, Unlimited Tax GO Bonds	5.00%	11/01/2028	10,700	11,323,275
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2034	5,125	5,391,808
Series 2017 D, Unlimited Tax GO Bonds(b)(o)	5.00%	11/01/2023	33,000	35,074,710
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2023	10,000	10,628,700
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	10,500	11,208,960
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	6,000	6,890,760
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/2030	2,995	3,037,379
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/2006; Cost $1,800,000)(k)(q)	2.88%	12/30/2025	1,800	576,000
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB(h)(l)	8.50%	06/01/2021	3,290	3,858,973
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(p)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB(h)(l)	6.00%	06/01/2021	17,050	18,930,615
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/2026	800	748,528
Series 2006, Senior Care Facilities RB	5.85%	12/01/2036	3,000	2,675,580
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	1,230	1,205,043
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(c)	6.25%	03/01/2035	5,408	2,433,600
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	3,580	3,580,107
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/2030	2,000	2,066,840
Series 2010, RB	7.25%	11/15/2040	3,300	3,421,605
Series 2010, RB	7.38%	11/15/2045	1,700	1,765,569
Series 2012, RB	6.00%	05/15/2042	6,095	6,512,142
				1,081,103,436

Indiana–1.88%
Allen (County of) Economic Development (StoryPoint Fort Wayne);
Series 2017, RB(k)	6.63%	01/15/2034	625	672,869
Series 2017, RB(k)	6.75%	01/15/2043	1,625	1,747,151
Series 2017, RB(k)	6.88%	01/15/2052	1,850	1,992,820
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/2027	1,050	1,074,266
Series 2012 A, RB	7.00%	11/15/2032	2,980	3,012,899
Series 2012 A, RB	7.13%	11/15/2042	12,200	12,292,354
Series 2012 A, RB	7.13%	11/15/2047	9,940	9,997,354
Chestertown (Town of) (Storypoint Chesterton); Series 2016 A-1, Economic Development RB(k)	6.38%	01/15/2051	3,000	3,134,970
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/2029	3,100	3,210,918
Series 2009 A, Economic Development RB	8.00%	11/15/2039	9,250	9,544,057
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 A, Health Facilities RB	5.00%	08/15/2051	25,000	26,766,750
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, Health Facilities RB	5.50%	04/01/2046	5,785	6,229,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. Hospital RB(b)	5.00%	12/01/2040	$15,750	$17,445,488
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/2023	760	772,069
Series 2009 A, Educational Facilities RB	8.00%	07/01/2029	1,385	1,406,384
Series 2009 A, Educational Facilities RB	9.00%	07/01/2039	3,575	3,650,611
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(n)	5.25%	01/01/2051	37,790	40,456,840
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	7,145	7,170,936
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/2033	5,500	5,323,340
Valparaiso (City of) (Pratt Paper, LLC);
Series 2013, Exempt Facilities RB(n)	6.75%	01/01/2034	10,785	12,552,554
Series 2013, Exempt Facilities RB(n)	7.00%	01/01/2044	11,000	12,883,200
				181,337,234

Iowa–2.95%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(h)(l)	5.25%	06/15/2020	1,250	1,324,400
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB(s)	7.25%	06/01/2035	5,755	5,983,071
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/2025	48,890	52,201,809
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/2022	29,210	29,383,799
Series 2013, Midwestern Disaster Area RB(k)	5.88%	12/01/2026	2,420	2,542,888
Series 2013, Midwestern Disaster Area RB(k)	5.88%	12/01/2027	10,330	10,955,481
Series 2013, Ref. Midwestern Disaster Area RB(h)	5.25%	12/01/2037	15,260	16,223,059
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2048	5,000	5,341,100
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/2024	1,000	1,000,580
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/2029	1,930	1,930,135
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/2037	2,750	2,749,890
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	33,350	33,660,155
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	28,435	28,710,535
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	33,390	33,735,253
Series 2005 D, Asset-Backed CAB RB(j)	0.00%	06/01/2046	181,600	32,237,632
Series 2005 E, Asset-Backed CAB RB(j)	0.00%	06/01/2046	225,990	27,202,416
				285,182,203

Kansas–0.45%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB(h)(l)	5.75%	11/15/2019	40	41,814
Series 2009, Hospital RB(h)(l)	5.75%	11/15/2019	1,860	1,948,871
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB(h)(l)	7.13%	05/15/2019	500	518,950
Series 2009, Health Care Facilities RB(h)(l)	7.25%	05/15/2019	1,500	1,558,140
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/2022	2,760	2,634,447
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/2026	2,835	2,534,887
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB(q)	4.03%	12/01/2025	445	235,850
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/2025	835	442,550
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB(q)	4.11%	12/01/2025	1,000	750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of) (Larksfield Place);
Series 2013 III, Ref. & Healthcare Facilities Improvement RB	7.13%	12/15/2036	$1,000	$1,065,450
Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/2043	5,000	5,367,100
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	5,000	5,436,400
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/2048	12,500	13,656,750
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2044	1,850	1,938,245
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/2049	2,750	2,874,190
Wyandotte (County of) Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	2,250	2,279,250
				43,282,894

Kentucky–1.12%
Christian (County of) (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. Hospital RB	5.38%	02/01/2036	13,245	14,226,190
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	12,020	12,878,829
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	8,290	8,927,418
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB(h)(l)	7.00%	05/15/2021	2,500	2,831,150
Series 2011, RB(h)(l)	7.25%	05/15/2021	3,050	3,473,919
Series 2011, RB(h)(l)	7.38%	05/15/2021	1,000	1,142,250
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent); Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/2032	1,600	1,685,968
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS–NATL)(d)(j)	0.00%	10/01/2026	13,930	10,644,749
Series 2000 B, Health System RB (INS–NATL)(d)(j)	0.00%	10/01/2027	12,955	9,490,315
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2041	4,000	4,283,160
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(h)(l)	6.50%	06/01/2020	8,000	8,636,240
Kentucky (State of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2045	3,350	3,473,347
Series 2015, Ref. Health Care Facilities RB	5.75%	11/15/2050	2,650	2,739,544
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, First Tier Toll Conv. CAB RB(e)	6.60%	07/01/2039	10,000	9,433,300
Series 2013 C, First Tier Toll Conv. CAB RB(e)	6.75%	07/01/2043	5,000	4,715,900
Series 2013 C, First Tier Toll Conv. CAB RB(e)	6.88%	07/01/2046	8,000	7,574,800
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB(h)(l)	6.13%	11/01/2019	1,820	1,910,854
				108,067,933

Louisiana–1.01%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(d)	6.50%	12/01/2018	880	885,025
East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR(f)	1.52%	03/01/2022	500	500,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa); Series 2018, Revenue Green Bonds(k)	5.65%	11/01/2037	1,500	1,545,450
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2009 A, RB	6.50%	08/01/2029	3,560	3,855,195
Series 2010 A-1, RB	6.50%	11/01/2035	9,245	10,060,779

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	$2,250	$2,499,075
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,536,260
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,941,543
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/2041	3,000	3,173,100
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(k)	6.38%	12/01/2034	28,250	29,434,522
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/1998; Cost $163,697)(k)	5.75%	10/30/2018	164	164,221
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(b)(n)	5.00%	01/01/2048	25,750	28,243,630
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB(h)(l)	6.00%	01/01/2019	3,000	3,043,050
				97,881,850

Maine–0.46%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,253,850
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,880,543
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/2043	16,300	16,899,025
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/2036	3,425	3,692,732
Series 2011, RB	6.75%	07/01/2041	11,505	12,372,477
Series 2011, RB	7.50%	07/01/2032	2,500	2,765,625
				44,864,252

Maryland–0.80%
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB	5.25%	07/01/2044	2,145	2,170,654
Baltimore (City of);
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2042	7,960	8,745,174
Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2046	3,500	3,834,005
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/2036	18,610	18,619,677
Frederick (County of) (Jefferson Technology Park);
Series 2013 A, Special Tax RB	7.25%	07/01/2043	3,605	3,775,517
Series 2013 B, Tax Increment & Special Tax RB(k)	7.13%	07/01/2043	5,270	5,667,042
Frederick (County of) (Mount St. Mary’s University);
Series 2017 A, Ref. Educational Facilities RB(k)	5.00%	09/01/2027	3,000	3,316,050
Series 2017 A, Ref. Educational Facilities RB(k)	5.00%	09/01/2037	1,500	1,607,640
Series 2017 A, Ref. Educational Facilities RB(k)	5.00%	09/01/2045	2,100	2,232,783
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/2040	8,160	8,506,963
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/2040	6,000	6,225,840
Howard (County of) (Annapolis Junction Town Center);
Series 2014, Special Obligation Tax Allocation RB	5.80%	02/15/2034	720	735,782
Series 2014, Special Obligation Tax Allocation RB	6.10%	02/15/2044	1,420	1,458,226
Howard (County of) (Vantage House Facility); Series 2016, Ref. Retirement Community RB	5.00%	04/01/2046	2,710	2,772,493
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,645,605
Rockville (City of) (Ingleside at King Farm);
Series 2017 A-1, Ref. Economic Development RB	5.00%	11/01/2037	1,250	1,356,988
Series 2017 B, Economic Development RB	5.00%	11/01/2042	2,000	2,165,420
Series 2017 B, Economic Development RB	5.00%	11/01/2047	2,250	2,428,133
				77,263,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–2.13%
Massachusetts (Commonwealth of); Series 2018 D, Limited Tax GO Bonds(b)	4.00%	05/01/2041	$17,990	$18,676,139
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB(k)(n)	5.25%	11/01/2042	21,875	22,032,281
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.75%	10/01/2028	3,475	3,478,405
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)(h)(l)	5.50%	11/15/2018	23,660	23,844,311
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,882,331
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(b)	5.50%	07/01/2032	5,015	6,557,915
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(k)	5.00%	10/01/2057	3,500	3,717,455
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2017 S, Ref. RB	4.00%	07/01/2041	8,205	8,371,233
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB(h)(l)	6.85%	10/15/2019	745	787,629
Series 2009 A, RB(h)(l)	6.90%	10/15/2019	895	946,704
Series 2009 A, RB(h)(l)	8.00%	10/15/2019	1,000	1,069,140
Series 2009 A, RB(h)(l)	8.00%	10/15/2019	4,850	5,185,329
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(h)(l)	6.75%	01/01/2021	600	667,380
Series 2011 I, RB	6.75%	01/01/2036	400	441,256
Series 2011 I, RB(h)(l)	6.88%	01/01/2021	2,765	3,083,334
Series 2011 I, RB	6.88%	01/01/2041	1,845	2,038,707
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	2,085	2,086,376
Massachusetts (State of) Port Authority (Delta Air Lines Inc.);
Series 2001 B, Special Facilities Floating Rate RB(INS–AMBAC)(d)(n)(t)	4.15%	01/01/2031	1,250	1,250,000
Series 2001 C, Special Facilities Floating Rate RB(INS–AMBAC)(d)(h)(n)(t)	4.09%	12/19/2030	14,625	14,625,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(d)	5.50%	08/01/2030	32,040	40,517,784
University of Massachusetts Building Authority; Sr. Series 2017 1, RB(b)	5.25%	11/01/2047	36,580	42,996,864
				205,255,573

Michigan–1.78%
Charyl Stockwell Academy;
Series 2015, Ref. Public School Academy RB	5.50%	10/01/2035	2,740	2,715,943
Series 2015, Ref. Public School Academy RB	5.75%	10/01/2045	3,500	3,499,825
Dearborn Economic Development Corp. (Henry Ford Village Inc. Project);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/2028	5,500	5,436,310
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/2043	7,700	7,407,785
Series 2017, Limited Obligation RB(k)	7.50%	11/15/2044	5,000	4,942,700
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/2032	12,725	13,718,186
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/2025	930	646,871
Series 2005, Public School Academy RB	5.75%	11/01/2030	1,000	634,600
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,399,184
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2032	3,500	3,775,625
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/2041	4,160	4,457,648
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-2, Ref. Sr. Local Government Loan Program RB(n)	5.00%	07/01/2044	5,125	5,456,075
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2031	7,000	7,703,220
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2032	4,000	4,395,120
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2034	8,700	9,510,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	$28,000	$30,905,280
Michigan (State of) Finance Authority (Public School Academy — Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/2033	4,750	4,809,185
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, Limited Obligation RB(k)	5.00%	07/01/2036	1,970	2,047,401
Series 2016, Limited Obligation RB(k)	5.00%	07/01/2046	1,000	1,027,290
Series 2016, Limited Obligation RB(k)	5.00%	07/01/2051	2,000	2,047,960
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(n)	7.50%	01/01/2021	1,385	1,368,061
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	32,420	32,572,698
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	5,500	5,702,235
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	3,100	3,176,756
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. Limited Obligation RB(k)	5.00%	07/01/2036	4,550	4,728,770
Series 2016 A, Ref. Limited Obligation RB(k)	5.00%	07/01/2046	2,000	2,054,580
Series 2016 A, Ref. Limited Obligation RB(k)	5.00%	07/01/2051	2,795	2,862,024
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/2043	4,000	2,813,600
				171,815,859

Minnesota–1.21%
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB(h)(l)	7.00%	11/01/2019	4,070	4,346,312
Anoka (City of) Minnesota (Homestead at Anoka, Inc.);
Series 2017, Ref. Housing RB	5.00%	11/01/2046	1,500	1,557,960
Series 2017, Ref. Housing RB	5.50%	11/01/2046	3,700	4,006,249
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/2030	500	512,875
Series 2010 A, RB	6.88%	05/01/2040	1,000	1,025,670
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB(h)(l)	6.75%	03/01/2020	2,500	2,682,900
Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.00%	07/01/2037	375	369,131
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.75%	12/01/2018	905	908,701
Series 2010, Recovery Zone Facility RB	8.00%	12/01/2025	1,625	1,714,099
Series 2010, Recovery Zone Facility RB	9.00%	12/01/2035	10,500	11,622,030
Brooklyn Park (City of) (Athlos Leadership Academy);
Series 2015, Charter School Lease RB	5.50%	07/01/2035	665	681,266
Series 2015, Charter School Lease RB	5.50%	07/01/2040	2,250	2,290,748
Series 2015, Charter School Lease RB	5.75%	07/01/2046	2,800	2,880,780
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/2036	2,000	1,958,300
Deephaven (City of) (Seven Hills Preparatory Academy); Series 2017, Charter School Lease RB	5.00%	10/01/2049	1,200	1,196,196
Minneapolis (City of) (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,888,830
Series 2018, Student Housing RB(k)	4.75%	08/01/2043	600	616,290
Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/2031	1,500	1,636,365
Series 2010, Housing RB	7.00%	08/01/2045	3,000	3,286,710
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB(h)(l)	6.35%	03/01/2020	2,000	2,133,100
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/2048	6,000	6,798,480
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB(h)(l)	7.38%	12/01/2019	2,000	2,135,920
Series 2009 B, Ref. Health Care & Housing RB(h)(l)	7.38%	12/01/2019	1,555	1,660,678
Sartell (City of) (Country Manor Campus LLC); Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/2043	5,000	5,435,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of) (Presbyterian Homes Bloomington); Series 2017, Ref. Sr. Housing & Health Care RB	5.00%	09/01/2042	$500	$545,565
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/2020	315	323,064
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/2029	910	929,865
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, Charter School Lease RB	6.00%	10/01/2035	2,695	2,777,710
Series 2015, Charter School Lease RB	6.25%	10/01/2045	4,275	4,397,564
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/2043	5,000	5,115,900
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	1,000	1,059,700
Series 2016, Ref. Charter School Lease RB	6.00%	09/01/2051	3,550	3,795,908
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/2043	5,000	4,798,600
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/2031	1,000	1,094,590
Series 2011 A, Charter School Lease RB(h)(l)	6.63%	09/01/2021	1,500	1,703,580
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB(k)	4.35%	10/01/2038	1,185	1,184,941
Series 2018, Ref. RB(k)	4.65%	10/01/2048	1,500	1,495,125
Series 2018, Ref. RB(k)	5.00%	10/01/2043	1,000	1,030,650
Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/2024	1,900	1,330,000
Series 2004 A, Lease RB	6.60%	12/01/2034	5,275	3,692,500
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.75%	11/01/2039	3,000	3,102,270
Series 2012 A, Senior Housing RB	6.00%	05/01/2047	7,500	7,763,175
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB(h)(l)	7.00%	09/01/2019	1,530	1,607,326
West St. Paul (City of) (Walker Westwood Ridge Campus);
Series 2017, Ref. Housing & Health Care Facilities RB	4.75%	11/01/2052	375	383,423
Series 2017, Ref. Housing & Health Care Facilities RB	5.00%	11/01/2037	400	418,824
				116,895,120

Mississippi–0.22%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(f)	1.54%	06/01/2023	13,900	13,900,000
Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2010 H, VRD Gulf Opportunity Zone IDR(f)	1.56%	11/01/2035	7,140	7,140,000
				21,040,000

Missouri–1.28%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB(c)	7.00%	05/01/2022	1,750	910,000
Series 2002, RB(c)	7.20%	05/01/2033	5,250	2,730,000
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB(h)(l)	7.75%	11/01/2018	505	509,818
Series 2009 B, Sales Tax Increment Allocation RB(h)(l)	6.50%	11/01/2018	995	1,002,572
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/2038	2,000	2,007,680
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/2022	3,600	2,055,384
Boone (County of) (Boone Hospital Center); Series 2016, Ref. Hospital RB	5.00%	08/01/2024	3,030	3,294,095
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.50%	04/01/2022	3,170	1,541,508
Series 2007 A, Special Assessment RB	5.50%	04/01/2027	6,055	2,757,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/2021	$650	$560,066
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB(q)	3.75%	05/01/2036	3,190	957,000
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB(q)	2.00%	12/01/2028	1,250	187,500
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/2029	1,000	1,018,750
Series 2009, Health Facilities RB	6.75%	09/01/2034	1,250	1,275,325
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	1,150	1,152,933
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, MFH RB(n)	5.25%	10/15/2038	2,100	1,755,978
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(n)	6.45%	05/01/2040	1,964	1,965,119
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(n)	7.55%	06/15/2022	485	485,601
Series 2000 B, MFH RB(n)	7.55%	06/15/2035	3,430	3,434,425
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB(k)	5.00%	02/01/2050	2,550	2,605,488
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB(h)(l)	8.00%	05/15/2020	7,000	7,708,400
Series 2010 A, Retirement Community RB(h)(l)	8.25%	05/15/2020	22,000	24,317,700
Series 2010 A, Retirement Community RB(h)(l)	8.25%	05/15/2020	3,500	3,868,725
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2037	2,285	2,442,642
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	5,000	5,296,550
Liberty (City of) (Liberty Commons); Series 2015 A, Tax Allocation RB(k)	6.00%	06/01/2046	6,170	6,111,693
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	195	194,758
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/2039	1,500	1,510,095
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/2026	1,350	1,323,256
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, Educational Facilities RB(k)	4.25%	12/01/2042	2,870	2,768,574
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)	5.00%	11/15/2041	6,210	6,733,317
Series 2011 B, RB(b)	5.00%	11/15/2037	10,500	11,398,380
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/2032	6,305	6,306,702
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/2027	750	749,993
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/2027	1,000	999,990
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.75%	11/15/2047	2,500	2,571,625
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB(h)(l)	5.00%	09/01/2022	3,000	3,337,290
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/2025	3,205	3,235,896
				123,082,033

Montana–0.04%
Kalispell (City of) (Immanuel Lutheran Corp.);
Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2037	1,000	1,051,940
Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2052	2,320	2,416,767
				3,468,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.37%
Central Plains Energy Project (No. 3); Series 2012, Gas RB(s)	5.00%	09/01/2042	$21,715	$23,677,602
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB(h)(l)	6.50%	06/01/2020	5,000	5,393,200
Series 2010 B, Health Care Facilities RB(h)(l)	6.75%	06/01/2020	6,000	6,497,340
				35,568,142

Nevada–0.59%
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/2027	3,565	3,566,390
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, Limited Tax GO Bonds(b)	5.00%	05/01/2048	16,650	19,064,916
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(k)	5.00%	12/15/2038	1,000	1,030,670
Series 2018 A, RB(k)	5.00%	12/15/2048	2,500	2,559,525
Las Vegas (City of) Nevada; Series 2016, Sales Tax Increment RB(k)	4.38%	06/15/2035	4,000	3,713,760
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(h)(l)	8.00%	06/15/2019	10,300	10,796,357
Las Vegas (City of) Valley Water District; Series 2016 A, Ref. & Improvement Limited Tax GO Bonds(b)	5.00%	06/01/2046	9,665	10,876,991
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC); Series 2017, Environmental Improvement Green Bonds(k)(n)	6.25%	12/15/2037	1,000	1,084,840
Reno (City of), Nevada (ReTRAC — Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. Sub. CAB Sales Tax RB(j)(k)	0.00%	07/01/2058	27,000	3,021,300
Series 2018 D, Ref. Sub. CAB Sales Tax RB(j)(k)	0.00%	07/01/2058	13,000	1,043,120
				56,757,869

New Hampshire–0.20%
National Finance Authority (Convanta); Series 2018 C, Ref. Resource Recovery RB(k)(n)	4.88%	11/01/2042	7,500	7,542,150
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(h)(l)	6.88%	10/01/2019	8,645	9,063,159
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/2031	620	670,034
Series 2011 A, RB	6.88%	07/01/2041	2,125	2,289,900
				19,565,243

New Jersey–5.02%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(n)	5.25%	09/15/2029	26,770	29,093,368
Series 2000 B, Special Facility RB(n)	5.63%	11/15/2030	20,000	22,617,800
Series 2003, Special Facility RB(n)	5.50%	06/01/2033	16,480	18,207,104
Series 2012, Special Facility RB(n)	5.75%	09/15/2027	34,325	37,853,267
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/2028	500	500,755
Series 2008, First Mortgage RB	6.00%	07/01/2038	1,500	1,502,085
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,823,058
Series 2012 A, RB	6.10%	07/01/2044	3,950	3,978,954
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,276,525
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,099,635
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB(n)	5.00%	10/01/2047	8,730	9,367,901
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(n)	5.38%	01/01/2043	24,860	27,167,505
Series 2013, Private Activity RB(n)	5.63%	01/01/2052	22,695	25,017,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	$10,000	$11,155,800
Series 2017 B, Ref. RB	5.00%	11/01/2024	27,780	30,765,239
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	26,553,802
Series 2017 DDD, RB	5.00%	06/15/2042	3,000	3,236,190
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, CAB Transportation System RB(INS–AGM)(d)(j)	0.00%	12/15/2034	8,000	4,112,400
Series 2006 C, CAB Transportation System RB(INS–NATL)(d)(j)	0.00%	12/15/2031	16,780	9,650,346
Series 2008 A, Transportation System CAB RB(j)	0.00%	12/15/2035	20,000	9,208,200
Series 2009 A, Transportation System CAB RB(j)	0.00%	12/15/2038	63,105	24,698,035
Series 2010 A, Transportation System CAB RB(j)	0.00%	12/15/2029	2,110	1,329,173
Series 2010 A, Transportation System CAB RB(j)	0.00%	12/15/2030	8,620	5,155,967
Series 2010 A, Transportation System CAB RB(j)	0.00%	12/15/2031	10,965	6,208,493
Series 2010 A, Transportation System CAB RB(j)	0.00%	12/15/2036	45,555	19,839,202
Series 2011 A, Transportation System RB	5.50%	06/15/2041	12,600	13,192,704
Series 2011 B, Transportation System RB	5.00%	06/15/2042	9,225	9,511,252
Series 2012 AA, Transportation Program RB	5.00%	06/15/2038	10,000	10,421,600
Series 2013 AA, Transportation Program RB	5.00%	06/15/2044	3,645	3,822,876
Series 2014, Transportaion Program Floating Rate Notes (SIFMA Municipal Swap Index + 1.20%)(h)(i)	2.76%	12/15/2021	33,000	33,123,420
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,000	2,243,120
New Jersey (State of) Turnpike Authority; Series 2017 B, Ref. RB(b)	5.00%	01/01/2040	11,000	12,527,460
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	5,463,000
Series 2018 A, Ref. RB	5.25%	06/01/2046	10,000	11,187,800
Series 2018 B, Ref. Sub. RB	5.00%	06/01/2046	45,000	48,597,750
				484,508,938

New Mexico–0.43%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	5,000	5,335,900
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/2042	10,000	10,724,000
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/2042	4,625	4,810,462
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/2040	8,000	8,345,520
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(h)(i)	2.15%	08/01/2019	2,000	2,002,120
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP–GNMA)	7.13%	12/15/2027	1,870	1,872,132
Winrock Town Center Tax Increment Development District 1; Series 2015, Sr. Lien Gross Receipts Tax Increment Tax Allocation RB(k)	6.00%	05/01/2040	7,838	7,948,202
				41,038,336

New York–13.10%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/2036	1,910	1,898,215
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(j)	0.00%	07/15/2034	14,345	7,737,693
Series 2009, PILOT CAB RB(j)	0.00%	07/15/2044	25,805	8,763,378
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2052	5,000	5,226,350
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	10,000	9,943,300
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB(b)	5.00%	02/15/2042	26,000	29,459,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority; Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(h)(i)	2.22%	02/01/2022	$45,000	$45,405,450
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	6,866	7,274,792
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	22,275	23,617,737
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	4,399	4,661,311
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/2020	1,998	2,023,764
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	13,770	2,340,907
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	10,290	10,250,075
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	64,130	63,445,733
Series 2006 B, CAB Asset-Backed RB(j)	0.00%	06/01/2046	105,990	19,224,466
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	7,500	8,168,925
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(n)	5.00%	10/15/2027	15,400	16,641,086
One Hundred Sixty-Ninth Series 2011, Consolidated RB(b)(n)	5.00%	10/15/2028	10,760	11,627,148
Two Hundred Fifth Series 2017, Ref. Consolidated RB(b)	5.25%	11/15/2057	30,750	35,576,212
Two Hundred Series 2017, Ref. Consolidated RB(b)	5.25%	10/15/2057	20,000	22,966,600
Two Hundred Seventh Series 2018, Ref. Consolidated RB(b)(n)	5.00%	09/15/2029	22,235	25,996,717
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners);
Series 1997, Industrial Development RB(n)	5.65%	10/01/2028	40,070	40,440,647
Series 1997, Industrial Development RB(n)	5.75%	10/01/2036	47,500	47,939,375
New York (City of) Municipal Water Finance Authority;
Series 2012 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2047	16,470	18,066,931
Series 2014 BB, Water & Sewer System Second General Resolution RB(b)	5.00%	06/15/2046	15,050	16,562,826
Series 2017 DD, Water & Sewer System RB(b)	5.25%	06/15/2047	14,150	16,344,241
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2036	5,000	5,866,500
Series 2017 EE, Ref. Water & Sewer System RB(b)	5.25%	06/15/2037	5,000	5,853,900
New York (City of) Transitional Finance Authority;
Series 2013 I, Sub. Future Tax Sec. RB(b)	5.00%	05/01/2042	25,775	28,398,637
Subseries 2012 F-1, Future Tax Sec. RB(b)	5.00%	05/01/2039	14,000	15,245,720
Subseries 2013, Sub. Future Tax Sec. RB(b)	5.00%	11/01/2042	17,340	19,282,080
New York (City of); Subseries 2016 A-1, Unlimited Tax GO Bonds(b)	5.00%	08/01/2038	31,010	35,088,745
New York (Counties of) Tobacco Trust V;
Series 2005 S-1, Sub. Pass Through CAB RB(j)	0.00%	06/01/2038	69,350	21,507,516
Series 2005 S-2, Sub. Pass Through CAB RB(j)	0.00%	06/01/2050	30,000	4,189,200
Series 2005 S-3, Sub. Pass Through CAB RB(j)	0.00%	06/01/2055	150,000	10,690,500
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(b)	5.00%	03/15/2031	15,000	16,099,950
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)	5.00%	03/15/2045	49,100	55,213,932
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(b)	5.00%	03/15/2041	26,940	30,028,671
New York (State of) Energy Research & Development Authority (Niagara);
Series 1987 A, VRD PCR(INS–AMBAC)(d)(f)	5.19%	03/01/2027	10	10,000
Series 1988 A, VRD PCR(INS–AMBAC)(d)(f)(n)	4.20%	12/01/2023	1,290	1,290,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(f)	1.60%	11/01/2044	1,300	1,300,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, CAB Sub. Lien RB(j)	0.00%	11/15/2044	11,325	3,881,417
Series 2016 B, CAB Sub. Lien RB(j)	0.00%	11/15/2045	10,000	3,281,300
Series 2016 B, CAB Sub. Lien RB(j)	0.00%	11/15/2046	11,220	3,523,978
Series 2016 B, CAB Sub. Lien RB(j)	0.00%	11/15/2047	12,340	3,688,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(k)	5.00%	11/15/2044	$50,160	$52,800,924
Series 2014, Class 2, Ref. RB(k)	5.38%	11/15/2040	2,500	2,756,050
Series 2014, Class 3, Ref. Liberty RB(k)	7.25%	11/15/2044	45,000	53,357,400
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(b)	5.00%	06/15/2034	20,000	20,486,800
New York State Urban Development Corp.; Series 2013 A-1, State Personal Income Tax RB(b)	5.00%	03/15/2043	26,175	28,759,520
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. Special Facilities RB(n)	5.00%	08/01/2026	6,500	6,834,880
Series 2016, Ref. Special Facilities RB(n)	5.00%	08/01/2031	5,000	5,220,800
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, Special Facilities RB(n)	5.00%	01/01/2030	9,275	10,483,347
Series 2018, Special Facilities RB(n)	5.00%	01/01/2032	14,500	16,241,160
Series 2018, Special Facilities RB(n)	5.00%	01/01/2033	18,500	20,643,410
Series 2018, Special Facilities RB(n)	5.00%	01/01/2034	8,625	9,595,313
Series 2018, Special Facilities RB(n)	5.00%	01/01/2036	5,000	5,545,750
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(n)	5.00%	07/01/2046	5,000	5,337,400
Series 2016 A, Special Facilities RB(n)	5.25%	01/01/2050	41,870	45,193,641
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB(k)(n)	5.25%	11/01/2042	15,475	15,586,265
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. Solid Waste Disposal Facilities RB(k)(n)	4.75%	11/01/2042	2,390	2,401,974
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(j)(k)	0.00%	08/15/2060	368,350	14,122,539
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(k)	5.50%	01/01/2037	2,500	2,494,075
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, Tobacco Settlement RB	6.00%	06/01/2048	7,915	7,919,274
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,985	2,050,922
Series 2013 A, RB	5.00%	07/01/2038	4,000	4,049,240
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2037	10,000	11,487,200
Series 2017 B, Ref. General RB(b)	5.00%	11/15/2038	11,000	12,599,730
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	55,250	56,701,417
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	14,500	14,839,155
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(k)(n)	7.00%	06/01/2046	54,000	55,635,660
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/2044	4,596	4,889,369
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	9,405	9,797,565
				1,263,874,061

North Carolina–0.43%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB(b)	5.00%	10/01/2055	29,400	32,942,112
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/2035	3,750	4,187,850
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/2031	865	897,186
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/2039	1,520	1,575,997
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB(h)(l)	7.75%	03/01/2021	2,000	2,279,960
				41,883,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.04%
Burleigh (County of) (University of Mary);
Series 2016, Education Facilities RB	5.10%	04/15/2036	$1,500	$1,512,150
Series 2016, Education Facilities RB	5.20%	04/15/2046	2,000	2,000,860
				3,513,010

Ohio–6.64%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/2036	17,555	16,963,221
Akron, Bath & Copley Joint Township Hospital District;
Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,162,216
Series 2016, Ref. RB	5.25%	11/15/2046	14,000	15,232,000
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.13%	06/01/2024	56,285	56,200,010
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.38%	06/01/2024	955	955,010
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2030	46,740	46,954,537
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	91,670	92,251,188
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.50%	06/01/2047	11,915	12,161,998
Series 2007 A-3, Sr. Asset-Backed RB	6.25%	06/01/2037	21,205	22,181,914
Series 2007 B, First Sub. Asset-Backed CAB RB(j)	0.00%	06/01/2047	336,460	28,797,611
Butler (County of) Port Authority (Storypoint Fairfield);
Sr. Series 2017 A-1, RB(k)	6.25%	01/15/2034	500	525,850
Sr. Series 2017 A-1, RB(k)	6.38%	01/15/2043	1,175	1,234,232
Sr. Series 2017 A-1, RB(k)	6.50%	01/15/2052	3,100	3,262,843
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(k)	6.75%	01/01/2044	14,900	15,490,338
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB(n)	5.38%	09/15/2027	4,190	4,202,067
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	23,945	25,190,140
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	16,320	17,924,256
Series 2017, Ref. Hospital RB	5.50%	02/15/2057	54,555	59,714,266
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/2047	7,200	7,261,272
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	28,890	32,835,796
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	7,200	7,939,080
Hamilton (County of) (Life Enriching Communities); Series 2012, Health Care RB	5.00%	01/01/2032	2,250	2,385,112
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB(h)(l)	6.25%	06/01/2021	5,850	6,525,792
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/2030	2,000	2,102,860
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/2040	6,500	6,881,680
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB(k)	6.00%	04/01/2038	6,220	6,128,442
Series 2018 A, Sr. Living RB(k)	6.25%	04/01/2049	20,000	20,027,800
Muskingum (County of) (Genesis Healthcare System);
Series 2013, Hospital Facilities RB	5.00%	02/15/2044	38,560	40,003,686
Series 2013, Hospital Facilities RB	5.00%	02/15/2048	13,480	13,962,449
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/2020	900	903,141
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/2031	7,340	7,344,404
Ohio (State of) (USG Corp.);
Series 1997, Solid Waste Disposal RB(n)	5.60%	08/01/2032	14,765	14,786,557
Series 1998, Solid Waste Disposal RB(n)	5.65%	03/01/2033	13,000	13,018,850
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(c)(h)	4.25%	09/15/2021	2,000	1,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(k)(n)	4.50%	01/15/2048	$500	$517,365
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(h)	4.38%	06/01/2022	3,500	3,377,500
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2035	1,750	1,827,000
Series 2015, Ref. Hospital Facilities Improvement RB	5.00%	12/01/2043	6,695	6,904,286
Series 2015, Ref. RB	5.50%	12/01/2043	3,875	4,137,725
Toledo-Lucas (County of) Port Authority (StoryPoint Waterville);
Series 2016 A-1, RB(k)	6.13%	01/15/2034	2,000	2,086,800
Series 2016 A-1, RB(k)	6.25%	01/15/2043	5,000	5,210,800
Series 2016 A-1, RB(k)	6.38%	01/15/2051	4,000	4,179,960
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	5,000	5,083,100
				640,765,154

Oklahoma–1.68%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/2037	3,405	2,724,000
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,918,548
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB(c)	5.75%	01/01/2027	2,430	1,661,610
Series 2012, Ref. Continuing Care Retirement Community RB(c)	6.00%	01/01/2032	9,935	6,776,365
Series 2013, Ref. Continuing Care Retirement Community RB(c)	5.75%	01/01/2037	12,750	8,685,682
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2052	33,500	38,000,725
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2047	4,000	3,942,040
Series 2017, RB	5.00%	08/01/2052	8,000	7,881,600
Series 2017, RB	5.25%	08/01/2057	3,500	3,447,955
Payne (County of) Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB	6.63%	11/01/2036	1,750	875,000
Series 2016 A, RB	6.88%	11/01/2046	3,710	1,855,000
Series 2016 A, RB	7.00%	11/01/2051	3,650	1,825,000
Series 2016 B-1, RB	5.25%	11/01/2024	2,500	1,250,000
Tulsa (City of) Municipal Airport Trust;
Series 2000 B, Ref. RB(n)	5.50%	06/01/2035	10,500	11,238,570
Series 2001 A, Ref. RB(n)	5.50%	12/01/2035	15,000	16,055,100
Series 2001 B, Ref. RB(n)	5.50%	12/01/2035	43,250	46,292,205
Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB(h)(l)	7.25%	05/01/2020	2,100	2,283,267
Series 2010 A, Senior Living Community RB(h)(l)	7.25%	05/01/2020	5,350	5,816,895
				162,529,562

Oregon–0.11%
Clackamas (County of) Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2032	500	549,720
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2037	500	541,760
Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2052	2,750	2,937,852
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	268,248
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,148,703
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,503,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(k)	6.38%	11/01/2033	$1,000	$1,035,450
				10,985,103

Pennsylvania–1.54%
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,220	1,270,398
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/2035	1,145	1,200,246
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)(h)	4.38%	07/01/2022	925	892,625
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB(h)(l)	7.13%	07/01/2019	2,145	2,239,530
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,413,658
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,364,091
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.13%	01/01/2045	8,000	8,268,560
Series 2012, Ref. RB	5.25%	01/01/2041	3,000	3,082,500
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	1,000	1,002,560
DuBois (City of) Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. Hospital RB	4.00%	07/15/2043	5,250	5,266,065
Series 2018, Ref. Hospital RB	5.00%	07/15/2043	7,000	7,749,210
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(f)(g)	1.56%	06/01/2037	3,470	3,470,000
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,820,945
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,580,650
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)(g)	1.57%	10/15/2025	450	450,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,477,094
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,278	5,265,989
Series 2014 B, Conv. CAB RB(e)	7.50%	02/01/2044	1,379	451,128
Series 2014 C, RB(j)	0.00%	02/01/2044	4,122	742
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2046	4,000	4,259,680
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(h)(l)	7.00%	12/01/2021	6,000	6,958,620
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(b)	5.00%	06/15/2034	15,450	17,155,217
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(n)	5.50%	11/01/2044	4,000	4,219,320
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. Exempt Facilities RB	6.40%	12/01/2038	4,450	4,540,202
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB(n)	6.00%	06/01/2031	15,500	15,499,845
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB(e)	6.00%	12/01/2037	7,000	5,357,030
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	4,315	4,563,803
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,231,610
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,028,360
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	4,070	4,071,832

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(h)(l)	6.00%	08/01/2020	$500	$537,980
Philadelphia (City of) Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,410	2,469,382
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,053,332
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,500	1,649,085
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(k)	6.50%	06/15/2033	2,000	2,089,380
Series 2013, RB(k)	6.75%	06/15/2043	8,000	8,355,040
				148,305,709

Puerto Rico–2.55%
Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	19,760	20,003,443
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	29,090	29,448,389
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	5,220	5,285,146
Series 2005 A, Tobacco Settlement Asset-Backed RB(j)	0.00%	05/15/2050	368,980	45,941,700
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(c)	5.50%	07/01/2020	50	32,438
Series 2004 PP, Ref. RB(INS–NATL)(d)	5.00%	07/01/2023	755	758,262
Series 2005 SS, Ref. RB(INS–NATL)(d)	5.00%	07/01/2024	5,565	5,587,093
Series 2007 TT, RB(c)	5.00%	07/01/2020	80	51,900
Series 2007 TT, RB(c)	5.00%	07/01/2023	250	162,188
Series 2007 TT, RB(c)	5.00%	07/01/2026	100	64,875
Series 2007 TT, RB(c)	5.00%	07/01/2032	4,785	3,104,269
Series 2007 VV, Ref. RB(c)	5.50%	07/01/2020	75	48,656
Series 2007 VV, Ref. RB(INS–AGM)(d)	5.25%	07/01/2031	20,000	23,473,200
Series 2007 VV, Ref. RB(INS–NATL)(d)	5.25%	07/01/2024	4,560	4,888,958
Series 2007 VV, Ref. RB(INS–NATL)(d)	5.25%	07/01/2030	9,275	10,045,010
Series 2007 VV, Ref. RB(INS–NATL)(d)	5.25%	07/01/2032	6,275	6,764,011
Series 2008 WW, RB(c)	5.00%	07/01/2028	8,440	5,475,450
Series 2008 WW, RB(c)	5.25%	07/01/2033	3,790	2,458,762
Series 2008 WW, RB(c)	5.50%	07/01/2038	85	55,144
Series 2010 AAA, RB(c)	5.25%	07/01/2021	350	227,062
Series 2010 AAA, RB(c)	5.25%	07/01/2031	1,350	875,812
Series 2010 CCC, RB(c)	5.00%	07/01/2025	325	210,844
Series 2010 CCC, RB(c)	5.25%	07/01/2027	830	536,387
Series 2010 DDD, Ref. RB(c)	5.00%	07/01/2020	5,000	3,243,750
Series 2010 DDD, Ref. RB(c)	5.00%	07/01/2021	3,705	2,403,619
Series 2010 XX, RB(c)	5.25%	07/01/2040	200	129,750
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2019	1,940	1,258,575
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2020	1,000	648,750
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2024	65	42,169
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	650	421,687
Series 2012 A, RB(c)	4.80%	07/01/2029	1,850	1,190,937
Series 2012 A, RB(c)	5.00%	07/01/2029	7,155	4,641,806
Series 2012 A, RB(c)	5.00%	07/01/2042	8,815	5,718,731
Series 2012 A, RB	5.05%	07/01/2042	3,095	2,007,881
Series 2013 A, RB(c)	6.75%	07/01/2036	1,500	988,125
Series 2013 A, RB(c)	7.00%	07/01/2033	2,785	1,834,619
Series 2013 A, RB(c)	7.00%	07/01/2043	6,970	4,591,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS–NATL)(d)	6.00%	07/01/2024	$7,970	$8,240,980
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. Public Improvement Sub. Unlimited Tax GO Bonds(INS–NATL)(d)	6.00%	07/01/2028	4,500	4,632,120
Series 2003 C-7, Ref. Sub. Unlimited Tax GO Bonds(INS–NATL)(d)	6.00%	07/01/2027	21,000	21,664,440
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, CAB Sales Tax RB(INS–NATL)(d)(j)	0.00%	08/01/2041	5,000	1,549,000
Series 2007 A, CAB Sales Tax RB(INS–NATL)(d)(j)	0.00%	08/01/2044	56,000	14,882,560
Series 2007 A, CAB Sales Tax RB(INS–NATL)(d)(j)	0.00%	08/01/2045	1,305	329,539
				245,919,524

Rhode Island–0.05%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB(h)(l)	6.25%	05/15/2019	2,000	2,063,780
Series 2009 A, Hospital Financing RB(h)(l)	7.00%	05/15/2019	2,500	2,592,600
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	31,520
				4,687,900

South Carolina–0.03%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2043	1,000	1,025,380
Series 2013, Health Facilities RB	5.13%	05/01/2048	2,000	2,056,940
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2042	250	261,053
				3,343,373

Tennessee–0.72%
Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	5.63%	06/01/2035	13,000	13,347,230
Memphis (City of) & Shelby (County of) Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. Sr. Tall Allocation Incremental RB	5.63%	01/01/2046	250	266,525
Series 2017 A, Ref. Sr. Tax Allocation Incremental RB	5.50%	07/01/2037	250	268,965
Nashville (City of) & Davidson (County of) Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, Sr. Living RB(k)	6.00%	04/01/2038	16,625	16,324,753
Series 2018 A, Sr. Living RB(k)	6.25%	04/01/2049	10,000	9,986,200
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/2025	2,730	2,732,457
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.50%	09/01/2047	14,000	13,376,020
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB(h)(l)	9.25%	04/01/2019	12,655	13,193,470
				69,495,620

Texas–9.54%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(n)(p)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/2040	2,500	2,690,375
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, Education RB	5.00%	06/15/2046	1,325	1,336,514
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/2044	2,000	2,061,560
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB(h)(l)	6.20%	07/01/2020	2,000	2,153,240
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(n)	7.00%	01/01/2039	3,670	3,674,551
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(h)(l)	5.25%	07/01/2022	7,100	7,894,987
Series 2012, Ref. RB(h)(l)	5.50%	07/01/2022	13,410	15,033,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	$7,465	$7,864,079
Celina (City of);
Series 2015, Special Assessment RB	5.38%	09/01/2028	600	605,082
Series 2015, Special Assessment RB	5.50%	09/01/2032	250	251,295
Series 2015, Special Assessment RB	5.88%	09/01/2040	1,000	1,007,930
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB(h)(l)	6.75%	01/01/2021	17,500	19,401,725
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB(h)(l)	5.75%	08/15/2021	1,130	1,247,836
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, Education RB	5.75%	08/15/2038	1,000	1,036,990
Series 2015, Education RB	5.75%	08/15/2045	8,000	8,248,720
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB(h)(l)	6.25%	12/01/2020	5,000	5,475,500
Grand Parkway Transportation Corp.;
Series 2013 A, First Tier Toll RB	5.50%	04/01/2053	10,000	11,148,000
Series 2013 B, Sub. Tier Toll Conv. CAB RB(e)	5.85%	10/01/2048	17,000	16,079,280
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/2053	43,260	47,259,387
Series 2013 B, Sub. Tier Toll RB(b)	5.25%	10/01/2051	24,405	27,250,135
Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/2020	365	367,259
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/2034	6,795	6,964,807
Series 2003, Sub. Lien Independent Senior Living Center RB(u)	7.50%	01/01/2034	610	61,000
Series 2003, Sub. Lien Independent Senior Living Center RB(u)	7.63%	01/01/2020	345	34,500
Series 2003, Sub. Lien Independent Senior Living Center RB(u)	7.75%	01/01/2034	3,595	359,500
Guadalupe (County of) & Seguin (City of) Hospital Board of Managers;
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2040	5,350	5,447,156
Series 2015, Ref. Hospital Mortgage RB	5.00%	12/01/2045	7,530	7,634,441
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(f)	1.42%	11/01/2041	29,900	29,900,000
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB(c)	7.75%	11/15/2029	4,910	49
Series 2009 A, RB(c)	7.75%	11/15/2044	15,345	153
Series 2009 B, RB(c)	6.38%	11/15/2019	1,210	12
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/2033	2,500	2,504,200
Series 2008, RB	6.00%	02/15/2038	5,155	5,162,939
Houston (City of) (Continental Airlines, Inc.); Series 2011 A, Ref. Airport System Special Facilities RB(n)	6.63%	07/15/2038	14,000	15,264,200
Houston (City of) (United Airlines, Inc. Terminal E);
Series 2014, Ref. Airport System RB(n)	4.75%	07/01/2024	685	737,450
Series 2014, Ref. Airport System Special Facilities RB(n)	5.00%	07/01/2029	11,750	12,715,615
Houston (City of);
Series 2011 A, Ref. First Lien Utility System RB(b)(h)(l)	5.25%	11/15/2020	18,360	19,708,175
Series 2015 B-1, Airport System RB(n)	5.00%	07/15/2030	15,000	16,323,000
Series 2015 B-1, Airport System RB(n)	5.00%	07/15/2035	21,545	23,173,371
Series 2018 C, Ref. First Lien Combined Utility System Floating Rate RB (1 mo. USD LIBOR + 0.36%)(h)(i)	1.82%	08/01/2021	1,000	999,740
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(h)(l)	6.50%	05/15/2021	270	302,235
Series 2011, RB(h)(l)	6.50%	05/15/2021	230	257,460
Series 2011 A, RB(h)(l)	6.88%	05/15/2021	790	892,060
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB(h)(l)	6.25%	08/15/2019	1,210	1,260,530
Series 2009 A, RB(h)(l)	6.38%	08/15/2019	7,225	7,535,169
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(k)	5.60%	08/15/2045	4,420	4,593,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander Independent School District;
Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/15/2024	$71,355	$16,604,309
Series 2014 C, Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/15/2024	50,000	12,372,500
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(h)(j)(l)	0.00%	08/15/2024	425	198,853
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds(CEP–Texas Permanent School Fund)(j)	0.00%	08/15/2037	3,645	1,642,619
Lone Star College System; Series 2009, Limited Tax GO Bonds(b)(h)(l)	5.00%	08/15/2019	23,200	23,931,728
Mclendon-Chisholm (City of) (Sonoma Public Improvement Distribution Phase);
Series 2015, Special Assessment RB	5.13%	09/15/2028	500	502,960
Series 2015, Special Assessment RB	5.38%	09/15/2035	400	401,828
Series 2015, Special Assessment RB	5.50%	09/15/2040	765	766,645
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, Solid Waste Disposal RB(k)(n)	6.50%	12/01/2033	10,900	10,722,984
Mission Economic Development Corp. (Natgasoline);
Series 2016 A, Sr. Lien RB(k)(n)	5.75%	10/01/2031	16,500	17,018,265
Series 2016 B, Sr. Lien RB(k)(n)	5.75%	10/01/2031	14,695	15,156,570
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2048	5,675	6,263,441
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, Sr. Living RB	5.00%	07/01/2037	1,780	1,787,939
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2036	750	772,950
Series 2016, Ref. Retirement Facility RB	5.00%	07/01/2046	11,675	11,939,672
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. Education RB(k)	5.00%	08/15/2046	2,500	2,508,050
Series 2017 A, Education RB(k)	5.00%	08/15/2037	2,000	2,012,440
Series 2017 A, Education RB(k)	5.13%	08/15/2047	2,085	2,098,219
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, Retirement Facilities RB	5.50%	07/01/2054	4,750	4,720,123
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	3,435	3,616,265
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	4,325	4,782,499
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facility RB	5.50%	01/01/2049	1,000	1,062,340
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, Education RB(k)	5.50%	08/15/2035	845	895,928
Series 2015 A, Education RB(k)	5.75%	08/15/2045	2,015	2,145,209
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/2047	2,100	2,212,560
North Texas Tollway Authority;
Series 2011 B, Special Project System CAB RB(h)(j)(l)	0.00%	09/01/2031	15,500	6,663,295
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2043	16,800	19,046,160
Series 2017 A, Ref. First Tier System RB(b)	5.00%	01/01/2048	14,000	15,788,080
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB(h)(l)	6.25%	08/15/2019	570	593,803
Series 2009 A, Education RB(h)(l)	6.50%	08/15/2019	5,215	5,447,485
Series 2009 A, Education RB(h)(l)	6.50%	08/15/2019	1,105	1,153,719
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(h)(k)(n)	7.25%	02/13/2020	73,500	76,471,605
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, Retirement Facility RB	7.50%	11/15/2034	2,250	2,565,518
Series 2014 A, Retirement Facility RB	7.75%	11/15/2044	3,600	4,123,476
Series 2014 A, Retirement Facility RB	8.00%	11/15/2049	5,000	5,778,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB(c)	5.45%	11/15/2038	$2,055	$1,438
Series 2013, Retirement Facility RB(c)	5.75%	11/15/2039	1,693	1,185
Series 2013, Retirement Facility RB(c)	6.05%	11/15/2046	5,998	4,199
Series 2013, Retirement Facility RB(c)	6.05%	11/15/2046	1,295	906
Series 2013, Retirement Facility RB(c)	6.15%	11/15/2049	2,904	4,066
Series 2013, Retirement Facility RB(c)	6.25%	05/09/2053	659	922
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB(h)(l)	6.70%	08/15/2020	1,000	1,091,790
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB(c)(n)	8.00%	07/01/2038	37,110	11,133,000
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB(h)(l)	6.13%	11/15/2019	1,000	1,050,970
Series 2009, Retirement Facility RB(h)(l)	6.38%	11/15/2019	7,150	7,535,457
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,500	1,349,025
Series 2007, Retirement Facility RB	5.75%	11/15/2037	2,500	2,230,875
Series 2014, Retirement Facility RB	5.63%	11/15/2041	3,250	2,866,533
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living — Ventana);
Series 2017, Retirement Facility RB	6.63%	11/15/2037	1,745	1,932,430
Series 2017, Retirement Facility RB	6.75%	11/15/2047	9,625	10,699,631
Series 2017, Retirement Facility RB	6.75%	11/15/2052	1,465	1,623,147
Series 2017, TEMPS-50SM Retirement Facility RB	3.88%	11/15/2022	750	750,098
Series 2017, TEMPS-65SM Retirement Facility RB	4.50%	11/15/2023	2,250	2,262,870
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,345	1,346,345
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,600	1,601,120
Series 2009 A, Retirement Facility RB	8.00%	02/15/2038	12,350	13,002,327
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	16,125	17,659,778
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	33,545	36,641,203
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, Retirement Community RN(k)	10.00%	03/15/2023	4,250	4,249,235
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador);
Series 2017 A, Retirement Facility RB(c)	4.13%	11/15/2028	1,775	1,248,198
Series 2017 A, Retirement Facility RB(c)	4.38%	11/15/2034	595	415,358
Series 2017 A, Retirement Facility RB(c)	4.63%	11/15/2041	3,125	2,172,625
Series 2017 A, Retirement Facility RB(c)	4.88%	11/15/2048	7,000	4,857,300
Series 2017 A, Retirement Facility RB(c)	5.00%	11/15/2055	13,000	9,011,600
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/2029	2,135	2,137,199
Series 2009 A, Retirement Facility RB	8.25%	11/15/2039	3,640	3,589,368
Series 2009 A, Retirement Facility RB	8.25%	11/15/2044	6,815	6,715,842
Series 2009 B, Retirement Facility Floating Rate RB(h)(v)	5.00%	11/15/2018	1,245	1,140,233
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP–GNMA)(n)	6.90%	07/02/2024	50	50,915
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2031	10,000	10,784,400
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, Sr. Lien RB(n)	5.00%	12/31/2045	8,365	9,028,679
Series 2016, Sr. Lien RB(n)	5.00%	12/31/2050	3,845	4,134,759
Series 2016, Sr. Lien RB(n)	5.00%	12/31/2055	23,135	24,832,646
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/2040	34,575	37,343,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	$13,415	$14,194,680
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC);
Series 2013, Sr. Lien RB(n)	6.75%	06/30/2043	17,450	20,294,175
Series 2013, Sr. Lien RB(n)	7.00%	12/31/2038	4,000	4,715,920
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/2040	1,000	1,041,890
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB(h)(l)	6.88%	02/15/2020	1,455	1,558,712
Series 2010 A, Education RB(h)(l)	7.13%	02/15/2020	1,810	1,945,442
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(k)	7.00%	12/01/2034	3,170	3,175,357
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/2042	4,185	4,297,995
Travis County Health Facilities Development Corp. (Westminster Manor);
Series 2010, RB(h)(l)	7.00%	11/01/2020	2,005	2,221,239
Series 2010, RB	7.00%	11/01/2030	385	407,318
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB(h)(l)	5.38%	09/01/2019	465	481,359
Series 2009, Tax Increment Allocation Contract RB(h)(l)	5.50%	09/01/2019	2,250	2,331,900
				920,855,364

Utah–0.58%
Salt Lake City (City of); Series 2017 A, Airport RB(b)(n)	5.00%	07/01/2042	39,025	43,684,975
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB(k)	5.63%	07/15/2037	2,635	2,635,738
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/2030	1,650	1,674,222
Series 2010 A, Charter School RB	5.63%	07/15/2040	710	719,883
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/2030	1,250	1,317,137
Series 2010, Charter School RB	6.38%	07/15/2040	2,500	2,630,125
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/2022	475	499,909
Series 2012, RB	6.30%	07/15/2032	850	919,250
Series 2012, RB	6.55%	07/15/2042	2,000	2,162,080
				56,243,319

Virgin Islands–0.39%
Virgin Islands (Government of) (Matching Fund Loan Note — Diago); Series 2009 A, RB	6.75%	10/01/2037	4,500	4,511,250
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,589,230
Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,716,350
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	3,700	3,681,500
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	7,575	7,537,125
Series 2012 A, RB(k)	5.00%	10/01/2032	5,730	5,672,700
				37,708,155

Virginia–1.50%
Ballston Quarter Communities Development Authority;
Series 2016 A, Tax Allocation RB	5.38%	03/01/2036	1,635	1,709,180
Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	7,500	7,844,550
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/2030	5,000	5,000,550
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/2038	5,500	5,499,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
New Port Community Development Authority;
Series 2006, Special Assessment RB(c)	5.50%	09/01/2026	$492	$223,860
Series 2006, Special Assessment RB(c)	5.60%	09/01/2036	1,670	759,850
Tobacco Settlement Financing Corp.;
Series 2007 B-1, Sr. Tobacco Settlement RB	5.00%	06/01/2047	21,035	21,035,421
Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	3,000	3,030,450
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(n)	5.50%	01/01/2042	21,975	23,777,170
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(n)	5.00%	01/01/2040	40,550	42,779,033
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(n)	5.00%	12/31/2052	18,000	19,590,840
Virginia Beach Development Authority (Westminster-Canterbury);
Series 2018, Ref. Residential Care Facility RB	4.00%	09/01/2048	4,390	4,397,156
Series 2018, Ref. Residential Care Facility RB	5.00%	09/01/2040	1,750	1,948,047
Series 2018, Ref. Residential Care Facility RB	5.00%	09/01/2044	2,215	2,459,802
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB(h)(l)	7.75%	01/01/2019	5,000	5,098,900
				145,154,204

Washington–2.22%
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/2042	6,720	6,869,318
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB(c)	6.30%	01/01/2025	2,000	20
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/2031	500	515,420
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/2040	4,000	4,122,760
King (County of) Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,008,490
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,694,075
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,512,776
King (County of); Series 2011 B, Ref. Sewer RB(b)(h)(l)	5.00%	01/01/2021	38,540	41,340,702
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB(n)	5.00%	04/01/2030	19,500	21,162,960
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2010, RB	5.75%	12/01/2035	6,000	6,305,100
Series 2010, RB	6.00%	12/01/2030	3,160	3,355,857
Washington (State of) Conventional Center Public Facilities District; Series 2018, RB(b)	5.00%	07/01/2048	27,000	30,460,320
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB(h)(l)	7.00%	07/01/2019	9,145	9,534,943
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(h)(l)	7.38%	03/01/2019	11,300	11,614,818
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2036	2,365	2,604,835
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(h)(l)	5.63%	10/01/2019	3,415	3,553,786
Washington (State of) Housing Finance Commission (Bayview Manor Senior);
Series 2016 A, Ref. RB(k)	5.00%	07/01/2036	750	782,490
Series 2016 A, Ref. RB(k)	5.00%	07/01/2046	1,700	1,759,959
Series 2016 A, Ref. RB(k)	5.00%	07/01/2051	8,650	8,926,194
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(k)	7.00%	07/01/2045	2,150	2,332,449
Series 2015 A, RB(k)	7.00%	07/01/2050	1,500	1,622,850
Series 2015 B-1, TEMPS-85SM RB(k)	5.50%	01/01/2024	7,000	7,003,850
Series 2015 B-2, TEMPS-65SM RB(k)	4.88%	01/01/2022	150	150,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Judson Park); Series 2018, Ref. Non-profit RB(k)	5.00%	07/01/2048	$1,650	$1,714,300
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(k)	5.00%	01/01/2051	12,300	13,028,652
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. Non-Profit RB(k)	5.00%	07/01/2036	1,000	1,041,300
Series 2016, Ref. Non-Profit RB(k)	5.00%	07/01/2041	2,000	2,073,200
Series 2016, Ref. Non-Profit RB(k)	5.00%	07/01/2046	1,000	1,033,270
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(b)(h)(l)	5.00%	02/01/2019	18,450	18,708,300
				213,833,053

West Virginia–0.50%
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/2035	3,340	3,246,680
Series 2013, Ref. Tax Increment Allocation RB (Acquired 02/15/2008; Cost $988,497)(k)	7.00%	06/01/2035	1,000	500,000
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/2045	5,650	5,996,515
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(k)	5.75%	06/01/2043	3,000	3,138,000
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(k)(n)	7.25%	02/01/2036	10,965	10,566,093
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	995	969,727
Series 2008, RB	6.50%	10/01/2038	14,000	12,474,700
Series 2008, RB	6.75%	10/01/2043	13,150	11,717,045
				48,608,760

Wisconsin–5.06%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(k)	6.25%	08/01/2027	11,000	11,725,560
Series 2017, Limited Obligation Grant RB(k)	6.75%	08/01/2031	22,090	24,422,041
Series 2017, Limited Obligation PILOT RB(k)	6.50%	12/01/2037	25,000	28,449,500
Series 2017, Limited Obligation PILOT RB(k)	6.75%	12/01/2042	12,270	14,107,923
Public Finance Authority (KU Campus Development Corporation — Central District Development Project); Series 2016, Lease Development RB(b)	5.00%	03/01/2041	24,000	26,503,200
Public Finance Authority (Million Air Two LLC General Aviation Facilities) Series 2017, Ref. Special Facilities RB(k)(n)	7.13%	06/01/2041	7,000	7,111,720
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB(n)	5.25%	04/01/2030	4,000	4,267,960
Public Finance Authority (Southminster);
Series 2018, Retirement Facility RB(k)	5.00%	10/01/2043	2,500	2,654,375
Series 2018, Retirement Facility RB(k)	5.00%	10/01/2048	3,000	3,182,700
Series 2018, Retirement Facility RB(k)	5.00%	10/01/2053	3,000	3,167,610
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(k)	5.00%	03/01/2052	500	532,245
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(n)	5.75%	11/01/2037	4,000	4,009,840
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/2028	745	708,011
Series 2008, RB	7.25%	06/01/2038	1,000	949,300
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,123,880
Series 2017, Ref. RB	5.00%	08/01/2037	5,445	5,606,444
Series 2017, Ref. RB	5.00%	08/01/2039	3,865	3,971,056
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(b)	5.00%	11/15/2039	38,800	43,697,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2037	$860	$899,070
Series 2017, Ref. RB	5.00%	06/01/2041	955	995,311
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/2018	185	185,311
Series 1998, RB	5.75%	10/01/2028	2,485	2,485,696
Series 1998, Special Term RB	5.90%	10/01/2028	305	305,119
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,421,752
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB(h)(l)	7.25%	09/15/2019	4,000	4,224,360
Series 2009 A, RB(h)(l)	7.63%	09/15/2019	1,000	1,059,890
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2010, RB	7.00%	08/01/2033	2,000	2,002,720
Series 2012, RB	5.75%	08/01/2035	3,215	3,246,121
Series 2012, RB	5.88%	08/01/2042	3,170	3,202,207
Series 2013, RB	7.00%	08/01/2043	6,500	6,808,945
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(k)	6.25%	10/01/2031	2,475	2,423,025
Series 2017 A, RB(k)	6.85%	10/01/2047	15,485	15,234,762
Series 2017 A, RB(k)	7.00%	10/01/2047	250	250,312
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB(k)	7.00%	12/01/2050	21,000	24,311,070
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(k)	5.00%	06/01/2036	4,225	4,317,147
Series 2016 A, RB(k)	5.13%	06/01/2048	7,000	7,163,240
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, Sr. RB(k)	5.75%	11/01/2024	1,440	1,445,242
Series 2017 A, Sr. RB(k)	6.25%	11/01/2028	2,525	2,568,253
Series 2017 A, Sr. RB(k)	6.85%	11/01/2046	28,515	29,408,375
Series 2017 B, Sub. RB(k)	8.50%	11/01/2046	8,000	7,964,560
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB(n)	5.00%	09/30/2049	13,000	14,197,430
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, Educational Facility RB(k)	6.13%	02/01/2048	4,285	4,325,279
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/2020	245	257,434
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/2028	7,980	9,079,724
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/2035	10,150	11,556,993
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/2046	4,000	4,569,080
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada);
Series 2015, RB(c)	5.50%	12/01/2035	4,000	2,800,000
Series 2015, RB(c)	5.75%	12/01/2045	6,660	4,662,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. Senior Living RB(k)	5.25%	05/15/2037	1,000	1,093,010
Series 2017 A, Ref. Senior Living RB(k)	5.25%	05/15/2042	3,040	3,311,472
Series 2017 A, Ref. Senior Living RB(k)	5.25%	05/15/2047	1,225	1,330,607
Series 2017 A, Ref. Senior Living RB(k)	5.25%	05/15/2052	3,300	3,574,362
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, Sr. RB(k)	6.13%	01/01/2033	1,250	1,268,925
Series 2018 A-1, Sr. RB(k)	6.38%	01/01/2048	17,500	17,761,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                         Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, Special Facilities RB(n)	7.25%	06/01/2035	$6,965	$7,157,373
Series 2017 B, Ref. Special Facilities RB(k)(n)	6.00%	06/01/2022	1,585	1,573,857
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	18,025	19,010,787
Series 2018 A, RB	5.35%	12/01/2045	30,500	32,416,010
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, Senior Living RB(k)	6.00%	11/15/2049	2,500	2,709,000
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,753,812
Series 2015, Ref. RB	5.88%	04/01/2045	7,500	8,072,025
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/2022	480	503,314
Series 2012 A, Charter School RB	6.00%	10/01/2032	1,475	1,572,232
Series 2012 A, Charter School RB	6.20%	10/01/2042	1,300	1,382,836
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, Higher Education Facility RB(k)	5.00%	12/01/2031	6,830	7,103,883
Series 2016, Higher Education Facility RB(k)	5.25%	12/01/2039	7,535	7,818,015
				487,974,624

Wyoming–0.07%
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/2035	1,085	1,174,122
Series 2011 A, RB	7.00%	06/01/2040	4,890	5,277,141
				6,451,263
Total Municipal Obligations (Cost $10,354,679,256)				10,807,763,856

Bonds & Notes–0.08%
Texas–0.08%
Sears Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/2013; Cost $0)(k)(m)	2.00%	02/25/2048	135	0
Texas Pellets Inc./German Pellets Texas LLC, Sr. Sec. Bonds(k)	8.00%	09/30/2018	8,000	8,026,240
Total Bonds & Notes (Cost $8,000,000)				8,026,240
TOTAL INVESTMENTS IN SECURITIES(w)–112.08% (Cost $10,362,679,256)				10,815,790,096
FLOATING RATE NOTE OBLIGATIONS–(12.81)%
Notes with interest and fee rates ranging from 2.03% to 2.48% at 08/31/2018 and contractual maturities of collateral ranging from 11/01/2023 to 11/15/2057 (See Note 1K)(x)				(1,235,960,000)
OTHER ASSETS LESS LIABILITIES–0.73%				70,321,132
NET ASSETS–100.00%				$9,650,151,228

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing

NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                         Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2018 was $134,118,670, which represented 1.39% of the Fund’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(j)	Zero coupon bond issued at a discount.
(k)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $1,351,493,874, which represented 14.00% of the Fund’s Net Assets.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	Security subject to the alternative minimum tax.
(o)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $39,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(p)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $6,770,286, which represented less than 1% of the Fund’s Net Assets.

(q)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(r)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(s)	Security subject to crossover refunding.
(t)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(u)	Restructured security not accruing interest income. The aggregate value of these securities at August 31, 2018 was $455,000, which represented less than 1% of the Fund’s Net Assets.
(v)	Interest rate is redetermined periodically based on current market interest rates. The rate shown is the rate in effect on August 31, 2018.
(w)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(x)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Fund’s investments with a value of $2,025,193,688 are held by TOB Trusts and serve as collateral for the $1,235,960,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31,2018

Revenue Bonds	83.3%
General Obligation Bonds	8.5
Pre-Refunded Bonds	7.6
Other	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                         Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $10,362,679,256)	$10,815,790,096
Cash	3,068,148
Receivable for:
Investments sold	29,335,240
Fund shares sold	8,284,460
Interest	138,780,598
Investments matured, at value (Cost $18,173,748)	10,907,844
Investment for trustee deferred compensation and retirement plans	686,447
Other assets	185,578
Total assets	11,007,038,411

Liabilities:
Floating rate note obligations	1,235,960,000
Payable for:
Investments purchased	90,721,818
Dividends	3,761,490
Fund shares reacquired	22,437,633
Accrued fees to affiliates	3,144,953
Accrued trustees’ and officers’ fees and benefits	19,821
Accrued other operating expenses	73,940
Trustee deferred compensation and retirement plans	767,528
Total liabilities	1,356,887,183
Net assets applicable to shares outstanding	$9,650,151,228

Net assets consist of:
Shares of beneficial interest	$9,621,738,253
Undistributed net investment income	50,438,068
Undistributed net realized gain (loss)	(467,870,029)
Net unrealized appreciation	445,844,936
$9,650,151,228

Net Assets:
Class A	$5,397,795,983
Class C	$1,226,590,961
Class Y	$2,690,357,740
Class R5	$274,442
Class R6	$335,132,102

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	539,224,065
Class C	122,928,435
Class Y	268,253,496
Class R5	27,438
Class R6	33,532,056
Class A:
Net asset value per share	$10.01
Maximum offering price per share
(Net asset value of $10.01 ÷ 95.75%)	$10.45
Class C:
Net asset value and offering price per share	$9.98
Class Y:
Net asset value and offering price per share	$10.03
Class R5:
Net asset value and offering price per share	$10.00
Class R6:
Net asset value and offering price per share	$9.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                         Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$258,997,732

Expenses:
Advisory fees	24,174,096
Administrative services fees	380,615
Custodian fees	55,162
Distribution fees:
Class A	6,766,234
Class C	6,134,394
Interest, facilities and maintenance fees	12,976,834
Transfer agent fees — A, C and Y	3,353,794
Transfer agent fees — R5	154
Transfer agent fees — R6	16,392
Trustees’ and officers’ fees and benefits	73,238
Registration and filing fees	265,447
Reports to shareholders	127,289
Other	316,574
Total expenses	54,640,223
Less: Expense offset arrangement(s)	(2,385)
Net expenses	54,637,838
Net investment income	204,359,894

Realized and unrealized gain from:
Net realized gain from investment securities	45,941,195
Change in net unrealized appreciation of investment securities	52,478,532
Net realized and unrealized gain	98,419,727
Net increase in net assets resulting from operations	$302,779,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                         Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$204,359,894	$462,203,229
Net realized gain (loss)	45,941,195	(105,820,750)
Change in net unrealized appreciation	52,478,532	94,509,589
Net increase in net assets resulting from operations	302,779,621	450,892,068

Distributions to shareholders from net investment income:
Class A	(126,551,760)	(247,314,749)
Class B	—	(1,131,604)
Class C	(25,110,868)	(50,396,561)
Class Y	(64,741,973)	(119,805,025)
Class R5	(7,389)	(22,076)
Class R6	(6,668,512)	(1,066,832)
Total distributions from net investment income	(223,080,502)	(419,736,847)

Share transactions-net:
Class A	(7,340,126)	417,173,255
Class B	—	(37,907,638)
Class C	(67,067,937)	101,751,627
Class Y	105,959,590	687,769,079
Class R5	(42,183)	(324,639)
Class R6	124,774,345	211,460,091
Net increase in net assets resulting from share transactions	156,283,689	1,379,921,775
Net increase in net assets	235,982,808	1,411,076,996

Net assets:
Beginning of period	9,414,168,420	8,003,091,424
End of period (includes undistributed net investment income of $50,438,068 and $69,158,676, respectively)	$9,650,151,228	$9,414,168,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                         Invesco High Yield Municipal Fund

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$302,779,621

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(1,041,351,914)
Purchases of short-term investments, net	(45,725,168)
Proceeds from sales of investments	848,021,789
Amortization of premium and accretion of discount on investment securities	(4,419,432)
Decrease in interest receivables and other assets	1,914,270
Decrease in accrued expenses and other payables	(330,883)
Net realized gain from investment securities	(45,941,195)
Net change in unrealized appreciation on investment securities	(52,478,532)
Net cash provided by (used in) operating activities	(37,531,444)

Cash provided by financing activities:
Dividends paid to shareholders from net investment income	(115,632,327)
Proceeds from shares of beneficial interest sold	892,558,143
Disbursements from shares of beneficial interest reacquired	(834,172,210)
Proceeds from TOB Trusts	120,410,000
Repayments of TOB Trusts	(24,920,000)
Net cash provided by financing activities	38,243,606
Net increase in cash and cash equivalents	712,162
Cash and cash equivalents at beginning of period	2,355,986
Cash and cash equivalents at end of period	$3,068,148

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$119,987,025

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$12,976,834

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value.

As of the opening of business on October 2, 2017, the Fund has limited public sales of its shares to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund

49                         Invesco High Yield Municipal Fund

may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

50                         Invesco High Yield Municipal Fund

H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

51                         Invesco High Yield Municipal Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.

Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds.” Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

52                         Invesco High Yield Municipal Fund

For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $214,059 in front-end sales commissions from the sale of Class A shares and $67,896 and $27,140 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,804,017,279	$3,746,577	$10,807,763,856
Bonds & Notes	—	8,026,240	0	8,026,240
Investments Matured	—	10,907,844	0	10,907,844
Total Investments	$—	$10,822,951,363	$3,746,577	$10,826,697,940

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Fund engaged in securities purchases of $187,523,527 and securities sales of $178,859,261, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,385.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

53                         Invesco High Yield Municipal Fund

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $1,183,069,143 and 2.16%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$42,986,977	$—	$42,986,977
Not subject to expiration	160,793,584	303,793,809	464,587,393
	$203,780,561	$303,793,809	$507,574,370

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $1,036,311,751 and $769,890,809, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$708,039,820
Aggregate unrealized (depreciation) of investments	(241,197,511)
Net unrealized appreciation of investments	$466,842,309

Cost of investments for tax purposes is $10,359,855,631.

54                         Invesco High Yield Municipal Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	26,655,529	$266,563,846	118,994,500	$1,193,473,497
Class B(b)	—	—	16,150	161,362
Class C	3,498,697	34,832,741	29,622,710	296,109,326
Class Y	43,335,538	433,706,448	151,543,759	1,520,003,427
Class R5	151	1,500	2,142	21,300
Class R6	14,966,122	149,398,163	21,412,893	215,216,528

Issued as reinvestment of dividends:
Class A	6,668,634	66,686,520	14,387,034	144,342,693
Class B(b)	—	—	63,654	641,338
Class C	1,361,500	13,571,046	3,182,249	31,821,826
Class Y	3,409,164	34,154,091	6,880,862	69,183,851
Class R5	283	2,825	628	6,291
Class R6	557,975	5,572,543	89,639	889,866

Conversion of Class B shares to Class A shares:(c)
Class A	—	—	982,147	9,870,575
Class B	—	—	(977,393)	(9,870,575)

Reacquired:
Class A	(34,106,963)	(340,590,492)	(93,113,907)	(930,513,510)
Class B(b)	—	—	(2,856,216)	(28,839,763)
Class C	(11,601,380)	(115,471,724)	(22,616,132)	(226,179,525)
Class Y	(36,171,969)	(361,900,949)	(89,590,429)	(901,418,199)
Class R5	(4,649)	(46,508)	(35,095)	(352,230)
Class R6	(3,028,680)	(30,196,361)	(465,893)	(4,646,303)
Net increase in share activity	15,539,952	$156,283,689	137,523,302	$1,379,921,775

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period March 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

55                         Invesco High Yield Municipal Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/18	$9.93	$0.22	$0.10	$0.32	$(0.24)	$10.01	3.20%	$5,397,796	1.12	%(d)	0.85	%(d)	4.28	%(d)	7%
Year ended 02/28/18	9.87	0.52	0.01	0.53	(0.47)	9.93	5.46	5,360,001	1.06		0.89		5.17		14
Year ended 02/28/17	10.11	0.50	(0.24)	0.26	(0.50)	9.87	2.53	4,922,389	1.01		0.87		4.87		17
Year ended 02/29/16	10.06	0.52	0.03	0.55	(0.50)	10.11	5.62	4,838,666	0.93		0.86		5.22		14
Year ended 02/28/15	9.39	0.51	0.67	1.18	(0.51)	10.06	12.86	4,791,381	0.93		0.86		5.18		17
Year ended 02/28/14	10.17	0.53	(0.78)	(0.25)	(0.53)	9.39	(2.37)	4,317,516	0.92		0.87		5.58		35
Class C
Six months ended 08/31/18	9.89	0.18	0.11	0.29	(0.20)	9.98	2.94 (e)	1,226,591	1.84	(d)(e)	1.57	(d)(e)	3.56	(d)(e)	7
Year ended 02/28/18	9.84	0.45	0.00	0.45	(0.40)	9.89	4.57	1,282,971	1.81		1.64		4.42		14
Year ended 02/28/17	10.07	0.42	(0.23)	0.19	(0.42)	9.84	1.86	1,175,513	1.76		1.62		4.12		17
Year ended 02/29/16	10.03	0.45	0.02	0.47	(0.43)	10.07	4.79 (e)	1,182,368	1.66	(e)	1.59	(e)	4.49	(e)	14
Year ended 02/28/15	9.36	0.43	0.68	1.11	(0.44)	10.03	12.06 (e)	1,220,444	1.67	(e)	1.60	(e)	4.44	(e)	17
Year ended 02/28/14	10.15	0.46	(0.79)	(0.33)	(0.46)	9.36	(3.15)	991,079	1.67		1.62		4.83		35
Class Y
Six months ended 08/31/18	9.94	0.23	0.11	0.34	(0.25)	10.03	3.43	2,690,358	0.87	(d)	0.60	(d)	4.53	(d)	7
Year ended 02/28/18	9.89	0.55	0.00	0.55	(0.50)	9.94	5.61	2,562,437	0.81		0.64		5.42		14
Year ended 02/28/17	10.12	0.52	(0.22)	0.30	(0.53)	9.89	2.89	1,867,338	0.76		0.62		5.12		17
Year ended 02/29/16	10.08	0.55	0.01	0.56	(0.52)	10.12	5.78	1,560,105	0.68		0.61		5.47		14
Year ended 02/28/15	9.41	0.54	0.67	1.21	(0.54)	10.08	13.12	1,346,986	0.68		0.61		5.43		17
Year ended 02/28/14	10.19	0.56	(0.79)	(0.23)	(0.55)	9.41	(2.11)	679,827	0.67		0.62		5.83		35
Class R5
Six months ended 08/31/18	9.92	0.23	0.10	0.33	(0.25)	10.00	3.32	274	0.90	(d)	0.63	(d)	4.50	(d)	7
Year ended 02/28/18	9.86	0.55	0.01	0.56	(0.50)	9.92	5.70	314	0.80		0.63		5.43		14
Year ended 02/28/17	10.11	0.52	(0.25)	0.27	(0.52)	9.86	2.64	631	0.80		0.66		5.08		17
Year ended 02/29/16	10.07	0.54	0.02	0.56	(0.52)	10.11	5.77	2,633	0.72		0.65		5.43		14
Year ended 02/28/15	9.41	0.53	0.67	1.20	(0.54)	10.07	13.01	2,851	0.68		0.61		5.43		17
Year ended 02/28/14	10.18	0.56	(0.78)	(0.22)	(0.55)	9.41	(2.00)	2,794	0.66		0.61		5.84		35
Class R6
Six months ended 08/31/18	9.91	0.23	0.10	0.33	(0.25)	9.99	3.37	335,132	0.81	(d)	0.54	(d)	4.59	(d)	7
Year ended 02/28/18(f)	9.90	0.50	(0.03)	0.47	(0.46)	9.91	4.76	208,446	0.74	(g)	0.57	(g)	5.49	(g)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $5,368,860, $1,255,863, $2,610,011, $299 and $265,777 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for the six months ended August 31, 2018, 0.98% for the year ended February 29, 2016 and 0.99% for the year ended February 28, 2015.

(f)	Commencement date of April 4, 2017.
(g)	Annualized.

56                         Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,032.00	$5.74	$1,019.56	$5.70	1.12%
C	1,000.00	1,029.40	9.41	1,015.93	9.35	1.84
Y	1,000.00	1,034.30	4.46	1,020.82	4.43	0.87
R5	1,000.00	1,033.20	4.61	1,020.67	4.58	0.90
R6	1,000.00	1,033.70	4.15	1,021.12	4.13	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for

58                         Invesco High Yield Municipal Fund

funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

59                         Invesco High Yield Municipal Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 Invesco Distributors, Inc.	VK-HYM-SAR-1	10162018 1110

Semiannual Report to Shareholders	August 31, 2018

Invesco Intermediate Term Municipal Income Fund

Nasdaq:
A: VKLMX ⬛ C: VKLCX ⬛ Y: VKLIX ⬛ R6: VKLSX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

26	Financial Statements

28	Notes to Financial Statements

35	Financial Highlights

36	Fund Expenses

37	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.44%
Class C Shares	1.06
Class Y Shares	1.66
Class R6 Shares	1.66
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond 2-17 Years Investment Grade Index▼ (Style-Specific Index)	1.50
Lipper Intermediate Municipal Debt Funds Index◾ (Peer Group Index)	1.46
Source(s): ▼FactSet Research Systems Inc.; ◾Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 2-17 Years Investment Grade Index seeks to measure the performance of investment grade US municipals with maturities between two and 17 years.

    The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns

As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.43%
10 Years	3.67
5 Years	3.09
1 Year	-1.68

Class C Shares
Inception (10/19/93)	3.54%
10 Years	3.16
5 Years	2.86
1 Year	-0.87

Class Y Shares
Inception (8/12/05)	3.96%
10 Years	4.19
5 Years	3.88
1 Year	1.21

Class R6 Shares
10 Years	3.98%
5 Years	3.68
1 Year	1.12

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Intermediate Term Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would

Average Annual Total Returns

As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/28/93)	4.44%
10 Years	3.77
5 Years	2.68
1 Year	-0.65

Class C Shares
Inception (10/19/93)	3.55%
10 Years	3.27
5 Years	2.44
1 Year	0.11

Class Y Shares
Inception (8/12/05)	3.98%
10 Years	4.29
5 Years	3.47
1 Year	2.11

Class R6 Shares
10 Years	4.07%
5 Years	3.28
1 Year	2.11

pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 0.87%, 1.62%, 0.62% and 0.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 0.91%, 1.66%, 0.66% and 0.67%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1

Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3 Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                         Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.23%
Alabama–2.18%
Alabama (State of) Port Authority; Series 2017 A, Ref. Docks Facilities RB (INS–AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,925,215
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2025	1,500	1,702,020
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2028	1,500	1,691,370
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	100	109,414
Series 2016, RB	5.50%	06/01/2030	2,000	2,185,320
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB	5.00%	09/01/2034	5,000	5,858,650
Pell City (City of) Special Care Facilities Financing Authority (Noland Health Services, Inc.);
Series 2012, RB	5.00%	12/01/2021	2,250	2,452,478
Series 2016 A, RB	5.00%	12/01/2031	4,850	5,229,512
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%)(c)(d)	2.28%	04/01/2024	4,875	4,871,002
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(c)(d)	2.21%	04/01/2024	1,625	1,625,000
				29,649,981

Alaska–0.15%
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(e)	5.50%	09/01/2019	1,000	1,037,910
Series 2009, Lease RB (INS–AGC)(b)	5.00%	09/01/2019	1,000	1,030,920
				2,068,830

Arizona–3.52%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2032	3,400	3,780,052
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. Education RB(f)	5.00%	07/01/2037	630	653,152
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2026	2,000	2,100,440
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,220,712
La Paz (County of) Industrial Development Authority (Charter School Solutions — Harmony Public Schools); Series 2018 A, Education Facility Lease RB	5.00%	02/15/2038	1,200	1,288,704
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB	5.00%	11/15/2024	2,025	2,127,080
Series 2014, Ref. RB	5.25%	11/15/2029	2,105	2,139,290
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/2020	50	50,784
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. Education Facilities RB	5.00%	07/01/2036	1,000	1,062,820
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	5.75%	07/01/2024	1,000	1,074,370
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2027	3,000	3,263,760
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	5,000	5,782,450
Pima (County of) Industrial Development Authority (American Leadership Academy);
Series 2017, Education Facility RB(f)	4.75%	06/15/2037	3,500	3,519,005
Series 2015, Ref. Education Facility RB(f)	5.38%	06/15/2035	1,360	1,440,607
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/2024	465	493,500
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/2025	750	721,627
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB(f)	5.00%	07/01/2033	2,245	2,221,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB(e)	5.25%	12/01/2018	$170	$171,513
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(c)(e)	5.00%	01/01/2019	1,000	1,011,150
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2034	5,500	6,392,540
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2020	700	719,369
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2021	485	502,213
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2022	570	591,421
Series 2013 A, Ref. Unlimited Tax GO Bonds(f)	5.00%	07/15/2023	825	859,229
Series 2013 B, Unlimited Tax GO Bonds(f)	5.00%	07/15/2023	455	472,859
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	2,000	2,174,620
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2025	1,000	1,126,500
				47,961,464

Arkansas–0.11%
Pulaski (County of) Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,504,261

California–7.32%
California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB(g)	0.00%	06/01/2033	3,490	1,508,622
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(e)	5.00%	01/01/2022	1,230	1,361,389
Series 2011, RB	5.00%	01/01/2028	270	291,022
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(a)(f)	5.00%	07/01/2027	7,000	7,541,100
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(h)(i)	1.56%	11/01/2026	3,000	3,000,000
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/2023	1,050	1,139,565
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/2024	440	470,373
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(f)	5.00%	11/01/2032	1,135	1,283,481
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	3,000	3,334,410
Series 2018 A, RB(f)	5.25%	12/01/2038	1,000	1,116,190
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(e)	6.25%	08/01/2019	1,660	1,724,342
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB(f)	6.25%	11/15/2019	265	273,636
California (State of);
Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.15%)(d)	2.71%	05/01/2020	2,000	2,021,300
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(c)(d)	1.94%	12/01/2022	4,000	4,016,600
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%)(c)(d)	2.16%	12/01/2020	4,000	4,031,440
Series 2016 B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%)(c)(d)	2.22%	12/01/2021	2,000	2,021,260
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2031	1,070	1,185,635
Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,101,380
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/2021	810	881,879
Series 2013, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,132,110
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(c)	5.00%	01/15/2020	5,000	5,127,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/2022	$1,000	$1,067,310
Golden State Tobacco Securitization Corp.;
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2021	2,000	2,170,800
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2029	4,000	4,594,200
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	4,000	4,593,320
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2019	475	486,790
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2020	450	479,142
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2021	375	410,029
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2022	710	793,929
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/2023	500	570,155
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Local Agency Special Tax RB	5.00%	09/01/2028	2,115	2,367,171
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2018 B, Ref. RB(a)	5.00%	05/15/2029	2,000	2,369,360
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/2022	3,200	3,298,432
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	1,000	1,101,540
Oakland Unified School District (County of Alameda, California);
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2028	1,000	1,173,560
Series 2015 A, Unlimited Tax GO Bonds	5.00%	08/01/2029	1,160	1,356,481
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/2022	575	637,324
Series 2012, Ref. Special Tax RB	5.00%	09/01/2023	450	496,597
Regents of the University of California;
Series 2009 O, General RB(c)(e)(j)	5.75%	05/15/2019	795	819,248
Series 2009 O, General RB(c)(e)(j)	5.75%	05/15/2019	1,185	1,221,143
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	1,500	1,554,570
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/2020	1,000	1,083,160
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB(a)	5.00%	07/01/2023	700	789,530
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(a)	5.00%	05/01/2023	2,000	2,155,980
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB(c)(e)	6.00%	08/01/2019	1,085	1,129,941
Series 2009 D, Tax Allocation RB(c)(e)	6.25%	08/01/2019	1,000	1,043,660
Series 2011 D, Tax Allocation RB(c)(e)	6.63%	02/01/2021	500	560,310
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/2027	750	826,980
Series 2013 B, Special Tax RB	5.00%	08/01/2027	405	446,569
San Jose (City of); Series 2011 A-1, Airport RB(a)	5.25%	03/01/2026	2,000	2,148,460
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(b)	5.50%	08/01/2026	3,195	3,511,912
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.00%	09/01/2026	1,030	1,110,917
Series 2013, Special Tax RB	5.13%	09/01/2027	1,200	1,301,124
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/2024	2,000	2,087,760
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(b)(c)	3.20%	06/01/2020	4,245	4,255,570
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2023	1,000	1,192,190
				99,768,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–1.37%
Centerra Metropolitan District No. 1 (In the City of Loveland);; Series 2017, Ref. Special Tax Allocation RB(f)	5.00%	12/01/2029	$4,000	$4,283,440
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(f)	5.00%	12/01/2025	550	564,911
Series 2015 A, Ref. RB(f)	5.50%	12/01/2030	750	780,330
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/2022	750	770,752
Series 2010, Private Activity RB	5.25%	07/15/2019	1,000	1,018,180
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(a)	5.00%	10/01/2032	3,000	3,216,060
Denver (City & County of);
Series 2012 A, Airport System RB(a)	5.00%	11/15/2022	740	823,820
Series 2018 A, Ref. Sub. Airport System RB(a)	5.00%	12/01/2030	2,000	2,355,440
Series 2018 A-2, Dedicated Tax CAB RB(g)	0.00%	08/01/2030	800	515,400
Series 2018 A-2, Dedicated Tax CAB RB(g)	0.00%	08/01/2031	1,000	614,670
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB(f)	5.00%	12/01/2021	1,045	1,114,336
Series 2013, Ref. Tax Allocation RB(f)	5.00%	12/01/2022	500	538,470
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	4.13%	12/15/2027	1,000	1,011,290
University of Colorado; Series 2009 A, Enterprise RB(c)(e)	5.50%	06/01/2019	1,000	1,028,360
				18,635,459

Connecticut–1.31%
Connecticut (State of) (Transportation Infrastructure); Series 2018, Special Tax Obligation RB	5.00%	01/01/2033	4,000	4,497,280
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(a)	5.50%	04/01/2021	1,000	1,081,550
Connecticut (State of); Series 2018 C, Unlimited Tax GO Bonds	5.00%	06/15/2027	3,000	3,427,530
University of Connecticut;
Series 2017 A, RB	5.00%	01/15/2030	5,000	5,612,600
Series 2017 A, RB	5.00%	01/15/2033	2,940	3,254,903
				17,873,863

District of Columbia–0.51%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2030	2,250	2,298,915
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB(g)	0.00%	10/01/2037	5,000	2,200,500
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(a)	5.00%	10/01/2034	2,215	2,499,960
				6,999,375

Florida–4.61%
Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2023	565	627,856
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2021	440	474,822
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/2022	375	411,315
Capital Trust Agency Inc. (H-Bay Ministries, Inc.–Superior Residences); Series 2018 B, Sr. Living RB	4.50%	07/01/2038	500	500,625
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB(f)	5.00%	07/01/2032	2,045	2,135,307
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,054,160
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	2,000	2,208,960
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.25%	05/15/2026	1,215	1,216,677
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/2026	2,000	2,165,440
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,446,550
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/2027	1,000	1,083,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(f)	6.00%	06/15/2035	$1,265	$1,332,437
Gainesville (City of); Series 2017 A, Utilities System RB	5.00%	10/01/2032	2,990	3,513,728
Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	5.25%	04/01/2028	2,500	2,503,300
Manatee (County of) School District;
Series 2017, Sales Tax RB (INS–AGM)(b)	5.00%	10/01/2029	1,000	1,158,350
Series 2017, Sales Tax RB (INS–AGM)(b)	5.00%	10/01/2031	3,000	3,435,840
Series 2017, Sales Tax RB (INS–AGM)(b)	5.00%	10/01/2032	1,250	1,425,538
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/2024	1,990	2,124,066
Series 2012, RB	5.50%	11/15/2032	1,670	1,815,858
Miami (City of) Health Facilities Authority (Miami Jewish Health System, Inc.);
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2025	600	671,550
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2026	1,135	1,277,011
Series 2017, Ref. Health Facilities RB	5.00%	07/01/2027	1,000	1,131,610
Miami-Dade (County of) Expressway Authority;
Series 2013 A, Ref. Toll System RB	5.00%	07/01/2022	2,000	2,215,780
Series 2016 A, Ref. Toll System RB	5.00%	07/01/2028	1,625	1,881,929
Miami-Dade (County of); Series 2017 B, Ref. Water & Sewer System RB	5.00%	10/01/2033	10,000	11,375,000
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/2023	1,000	1,104,010
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	4,000	4,345,120
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2023	1,215	1,317,145
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2021	885	965,376
Series 2013 1, Ref. Utilities RB	5.00%	10/01/2022	800	891,736
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(b)	5.00%	10/01/2018	1,000	1,002,290
				62,813,036

Georgia–0.98%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(c)(e)	6.75%	01/01/2019	300	305,022
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/2024	1,000	1,017,980
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2033	1,870	2,108,612
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(f)	5.75%	06/15/2037	1,540	1,590,189
Metropolitan Atlanta Rapid Transit Authority; Series 2016 B, Ref. Sales Tax RB	5.00%	07/01/2032	7,150	8,275,052
				13,296,855

Guam–0.55%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB(e)	5.50%	12/01/2018	1,000	1,009,570
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(a)	6.00%	10/01/2023	3,000	3,007,380
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/2021	1,500	1,624,545
Series 2012 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/2022	1,700	1,871,173
				7,512,668

Hawaii–0.93%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/2027	1,000	1,109,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Hawaii (State of) Department of Transportation (Airports Division);
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2021	$1,000	$1,077,790
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2022	2,000	2,195,060
Series 2013, Lease Revenue COP(a)	5.00%	08/01/2023	1,250	1,391,563
Honolulu (City & County of); Series 2015 A, Ref. Jr. Wastewater System RB(j)	5.00%	07/01/2031	6,000	6,846,360
				12,620,653

Idaho–0.04%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	500	503,845

Illinois–12.79%
Bartlett (Village of) (Quarry Redevelopment);
Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	860	860,628
Series 2016, Ref. Sr. Lien Tax Increment Allocation RB	4.00%	01/01/2024	3,350	3,283,737
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, Tax Increment Allocation Revenue COP(f)	6.84%	03/15/2033	2,290	2,289,714
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(f)	7.00%	01/15/2029	1,283	1,283,384
Chicago (City of) (Metramarket Chicago); Series 2010 A, Tax Increment Allocation Revenue COP	6.87%	02/15/2024	709	709,348
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(a)	5.50%	01/01/2027	1,000	1,115,630
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,000	1,106,540
Series 2014 A, Ref. Second Lien RB(a)	5.00%	01/01/2023	3,000	3,293,730
Chicago (City of) (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,620,700
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2031	1,000	1,129,000
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2032	1,000	1,123,560
Series 2017 D, General Sr. Lien Airport RB(a)	5.00%	01/01/2033	2,000	2,237,860
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	461	461,037
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	1,500	1,501,845
Series 2017 C, Ref. Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2030	2,000	2,105,680
Series 2018 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/2027	1,500	1,704,135
Series 2018 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/2030	1,000	1,128,090
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(j)	5.00%	12/01/2024	3,000	3,277,860
Series 2015 C, Limited Tax GO Green Bonds(j)	5.00%	12/01/2027	7,000	7,909,860
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2027	1,000	1,079,180
Chicago (City of);
Series 2000, Second Lien Waterworks RB	5.00%	11/01/2028	8,000	9,032,240
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	1,795	1,938,205
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	01/01/2032	1,035	1,037,060
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2029	2,500	2,745,100
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2030	1,500	1,641,690
Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2029	2,500	2,578,050
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	716	720,945
Series 2015 A, Unlimited Tax GO Bonds	5.38%	01/01/2029	5,000	5,426,900
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.75%	01/01/2034	2,500	2,793,825
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2035	3,310	3,605,748
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/2019	1,000	1,016,320
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2026	1,000	1,094,540
Series 2014 A, RB	5.00%	09/01/2028	1,250	1,358,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/2022	$1,320	$1,374,173
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	271	13,483
Series 2016 B, RB	5.63%	05/15/2020	1,160	1,153,647
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,505	1,579,076
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/2024	465	481,666
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,978,710
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.25%	08/15/2030	5,000	5,616,950
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(b)(g)	0.00%	12/15/2032	10,000	5,319,600
Series 2012 B, Ref. RB	5.00%	12/15/2022	5,010	5,375,930
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(g)	0.00%	12/15/2029	2,550	1,629,578
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB(j)	5.00%	01/01/2024	12,500	14,174,500
Illinois (State of);
Series 2012, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	08/01/2022	1,250	1,348,638
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2027	1,795	1,858,705
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2022	2,000	2,107,100
Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/2027	2,295	2,474,744
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2020	1,300	1,342,029
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2022	2,000	2,098,740
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	5,000	5,337,600
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(e)(g)	0.00%	12/01/2021	330	309,005
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds(e)(g)	0.00%	12/01/2020	2,900	2,740,065
Manhattan (Village of) Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. Sr. Lien Special Tax RB	4.25%	03/01/2024	1,134	1,142,040
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	3,000	3,238,500
Series 2010, RB	5.38%	06/01/2021	525	568,470
Series 2017, RB	5.00%	06/01/2027	4,000	4,554,600
Series 2017, RB	5.00%	06/01/2028	2,000	2,268,420
Regional Transportation Authority;
Series 2002 A, RB (INS–AGM)(b)	6.00%	07/01/2027	2,700	3,340,170
Series 2018 B, RB(j)	5.00%	06/01/2031	3,800	4,385,466
Series 2018 B, RB(j)	5.00%	06/01/2032	3,995	4,596,048
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2032	2,000	2,208,200
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2033	3,500	3,851,435
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/2026	3,425	3,645,775
				174,324,154

Indiana–1.03%
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB(c)(e)	5.25%	01/01/2019	500	505,975
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS–AMBAC)(b)(g)	0.00%	02/15/2019	1,850	1,836,051
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2027	1,800	2,073,654
Series 2016, Limited Obligation RB	5.00%	07/01/2028	1,250	1,434,363
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(a)	5.88%	01/01/2024	1,100	1,218,481
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(a)(c)(d)	2.31%	12/02/2019	7,000	7,014,280
				14,082,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.47%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(c)(e)	5.50%	06/15/2020	$2,255	$2,399,049
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2026	2,565	2,695,251
Series 2013, Ref. Midwestern Disaster Area RB(c)	5.25%	12/01/2033	2,990	3,135,464
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(b)	5.00%	02/15/2019	1,000	1,013,860
Series 2018, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)(f)	2.14%	01/04/2024	3,900	3,900,039
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/2022	1,905	2,031,625
Series 2012, Health Facilities RB	4.00%	08/15/2023	1,200	1,275,096
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/2034	1,750	1,766,275
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(a)	5.50%	12/01/2025	1,815	1,884,841
				20,101,500

Kansas–0.62%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB(c)(e)	5.50%	11/15/2019	20	20,848
Series 2009, Hospital RB	5.50%	11/15/2023	980	1,026,207
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2031	1,000	1,044,540
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/2028	1,140	1,258,309
Lenexa (City of) (Lakeview Village, Inc.);
Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2029	1,210	1,328,568
Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2031	1,335	1,458,301
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.25%	12/01/2036	1,000	1,051,790
Wichita (City of) (Presbyterian Manors, Inc.); Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2033	1,140	1,212,880
				8,401,443

Kentucky–1.84%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.96%	02/01/2025	1,430	1,456,212
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	770	816,731
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2028	1,500	1,660,020
Series 2015 A, Sr. RB	5.00%	07/01/2030	3,000	3,293,040
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2032	1,435	1,573,133
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. Health Care Facilities RB	5.50%	11/15/2035	1,850	1,899,543
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2016, Ref. Power System RB (INS–NATL)(b)	5.00%	09/01/2031	5,000	5,559,250
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(b)	5.00%	09/01/2026	1,000	1,138,090
Series 2015 A, Ref. Power System RB (INS–NATL)(b)	5.00%	09/01/2027	1,620	1,841,503
Series 2015 A, Ref. Power System RB (INS–NATL)(b)	5.00%	09/01/2028	1,260	1,429,709
Paducah (City of) Electric Plant Board;
Series 2009 A, RB(c)(e)	5.00%	04/01/2019	1,000	1,019,050
Series 2016 A, Ref. RB (INS–AGM)(b)	5.00%	10/01/2032	3,000	3,334,050
				25,020,331

Louisiana–2.03%
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/2022	1,000	1,084,180

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation);
Series 2017 A, Ref. RB	5.00%	10/01/2030	$1,400	$1,595,860
Series 2017 A, Ref. RB	5.00%	10/01/2031	1,000	1,135,680
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(b)	5.00%	01/01/2019	500	505,410
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,974,840
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	2,012,521
New Orleans (City of);
Series 2014, Ref. Water RB	5.00%	12/01/2026	1,250	1,415,537
Series 2015, Sewerage Service RB	5.00%	06/01/2030	500	564,485
Series 2015, Sewerage Service RB	5.00%	06/01/2032	300	336,543
Series 2015, Sewerage Service RB	5.00%	06/01/2033	1,050	1,175,864
Series 2015, Sewerage Service RB	5.00%	06/01/2034	1,000	1,115,990
Series 2015, Sewerage Service RB	5.00%	06/01/2035	500	556,385
Series 2015, Water System RB	5.00%	12/01/2030	500	564,610
Series 2015, Water System RB	5.00%	12/01/2031	1,750	1,967,665
Series 2015, Water System RB	5.00%	12/01/2032	1,000	1,123,000
Series 2015, Water System RB	5.00%	12/01/2034	1,200	1,340,172
Series 2015, Water System RB	5.00%	12/01/2035	1,165	1,297,099
St. Tammany (Parish of) Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	1,250	1,350,713
Series 2015, Ref. RB	5.25%	11/15/2029	1,250	1,354,150
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	5,000	5,243,750
				27,714,454

Maine–0.07%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	5.00%	07/01/2019	1,000	1,009,730

Maryland–1.90%
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2033	1,105	1,249,169
Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB(f)	4.13%	02/15/2034	1,000	1,006,040
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/2026	4,500	4,968,630
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(e)	5.50%	01/01/2021	1,000	1,080,430
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(c)(e)	6.00%	07/01/2021	335	371,485
Series 2011, RB(c)(e)	6.00%	07/01/2021	200	221,782
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	3,000	3,053,400
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. Air Cargo RB(a)(f)	4.00%	07/01/2024	1,805	1,861,695
Maryland Economic Development Corp. (Purple Line Light Rail);
Series 2016, Private Activity RB(a)	5.00%	09/30/2029	2,100	2,357,376
Series 2016 D, Private Activity RB(a)	5.00%	03/31/2036	5,100	5,599,800
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB(e)	5.13%	06/01/2020	1,310	1,367,195
Mayor & Council of Rockville (The) (Ingleside at King Farm); Series 2017 C-2, TEMPS-70™ Mandatory Paydown Economic Development RB	3.00%	11/01/2025	2,750	2,739,412
				25,876,414

Massachusetts–0.79%
Massachusetts (Commonwealth of); Series 2007 A, Ref. Limited Tax GO Floating Rate Bonds (3 mo. USD LIBOR + 0.55%)(d)	2.12%	11/01/2025	1,675	1,665,938
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2018 A, Ref. Sub. Metropolitan Highway Systems RB	5.00%	01/01/2029	495	601,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/2025	$650	$673,992
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(e)	5.75%	05/01/2019	1,500	1,540,800
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2037	1,500	1,616,700
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB(c)(e)	6.70%	10/15/2019	500	527,790
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,110,560
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 B, Special Facilities Floating Rate RB (INS–AMBAC)(a)(b)(k)	4.15%	01/01/2031	3,000	3,000,000
				10,737,710

Michigan–3.20%
Charyl Stockwell Academy; Series 2015, Ref. Public School Academy RB	4.88%	10/01/2023	335	335,807
Michigan (State of) Buillding Authority (Facilities Program); Series 2015 I, Ref. RB	5.00%	04/15/2031	5,000	5,708,150
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2026	9,000	10,139,040
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	5,000	5,533,200
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,000	5,274,050
Michigan (State of) Finance Authority (Mclaren Health Care); Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%)(c)(d)	2.16%	10/15/2020	2,500	2,519,700
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%)(c)(d)	1.93%	12/01/2020	3,500	3,514,700
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,000	3,014,130
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/2033	2,075	2,126,377
Summit Academy North;
Series 2016, Ref. Public School Academy RB	4.00%	11/01/2021	1,000	1,003,790
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	1,665	1,672,643
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(a)	5.00%	12/01/2028	2,500	2,737,150
				43,578,737

Minnesota–0.63%
Maple Grove (City of) (Maple Grove Hospital Corp.);
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2031	500	565,130
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2032	1,600	1,800,704
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB(c)(e)	6.38%	11/15/2018	500	504,735
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,944,477
St. Paul (City of) Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, Charter School Lease RB	5.13%	10/01/2023	280	285,684
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	2.60%	12/01/2018	120	120,082
Series 2014, RB	2.90%	12/01/2019	455	457,198
Series 2014, RB	3.15%	12/01/2020	620	624,929
Series 2014, RB	3.60%	12/01/2021	225	229,129
Series 2014, RB	4.00%	12/01/2022	490	506,586
Series 2014, RB	4.00%	12/01/2023	300	310,308
Series 2014, RB	4.00%	12/01/2024	175	180,255
Series 2014, RB	5.00%	12/01/2029	1,000	1,055,800
				8,585,017

Mississippi–1.11%
Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB(h)	1.54%	06/01/2023	6,500	6,500,000
Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2007 A, VRD Gulf Opportunity Zone RB(h)	1.54%	12/01/2030	8,000	8,000,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	625	626,225
				15,126,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.10%
Boone (County of) (Boone Hospital Center); Series 2016, Ref. Hospital RB	5.00%	08/01/2026	$3,050	$3,326,086
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/2024	500	496,230
Series 2013, Ref. RB	4.50%	05/01/2028	1,500	1,496,430
Cape Girardeau (County of) Industrial Development Authority (South Eastern Health); Series 2017, Ref. Health Facilities RB	5.00%	03/01/2036	3,000	3,236,520
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(c)(e)	5.00%	06/01/2019	525	537,968
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2023	1,000	1,094,650
Series 2011 A, Ref. RB	5.50%	09/01/2024	2,000	2,189,300
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,189,300
Kansas City (City of); Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2032	1,850	2,114,550
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017, Ref. Retirement Community RB	5.25%	05/15/2032	2,685	2,896,524
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/2025	1,035	1,033,717
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2016, Ref. Senior Living Facilities RB	5.00%	02/01/2033	1,305	1,418,379
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/2029	2,000	2,226,540
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	1,500	1,717,170
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	640	729,267
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/2023	340	361,804
Series 2012, Senior Living Facilities RB	5.00%	09/01/2032	1,490	1,561,773
				28,626,208

Nebraska–1.35%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB(l)	5.00%	09/01/2032	5,000	5,451,900
Series 2012, Gas RB(l)	5.25%	09/01/2037	5,000	5,498,950
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/2022	720	754,344
Series 2012, Ref. RB	5.00%	11/01/2023	500	539,580
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(c)(e)	5.13%	04/01/2019	560	571,385
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,618,250
				18,434,409

Nevada–0.56%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/2027	1,000	1,078,950
Clark (County of) (Special Improvement District No. 159);
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2026	150	159,619
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2029	1,385	1,454,998
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2031	1,525	1,591,841
Series 2015, Local Improvement Special Assessment RB	5.00%	08/01/2032	375	390,296
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	1,800	1,855,278
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB(c)(e)	7.00%	06/15/2019	1,000	1,040,980
				7,571,962

New Hampshire–0.12%
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,624,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–6.84%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2024	$4,000	$4,312,520
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 C, RB	5.00%	07/01/2022	1,095	1,095,679
Series 2012 C, RB	5.00%	07/01/2032	475	442,591
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(a)	5.00%	07/01/2021	425	456,412
Series 2013, Private Activity RB(a)	5.00%	01/01/2028	1,000	1,097,150
Series 2013, Private Activity RB(a)	5.50%	01/01/2026	1,390	1,574,314
Series 2013, Private Activity RB(a)	5.50%	01/01/2027	1,130	1,275,069
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–NATL)(b)(j)(m)	5.50%	09/01/2022	7,500	8,325,075
Series 2012, Ref. RB	5.00%	06/15/2023	2,000	2,165,580
Series 2012, Ref. RB	5.00%	06/15/2025	3,050	3,271,826
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB (INS–BAM)(b)	5.00%	07/01/2028	5,035	5,751,531
Series 2017 DDD, RB	5.00%	06/15/2031	3,670	4,059,387
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/2025	1,500	1,656,600
Series 2011, Ref. RB	5.00%	07/01/2027	2,000	2,201,060
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System);
Series 2016, Ref. RB	5.00%	07/01/2030	1,200	1,393,404
Series 2016, Ref. RB	5.00%	07/01/2031	1,000	1,156,590
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(e)	5.25%	07/01/2020	1,000	1,062,480
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB(a)	5.00%	12/01/2025	2,250	2,537,640
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 D, Transportation System RB	5.25%	12/15/2023	4,000	4,460,920
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	5,270	5,625,620
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%)(c)(d)	2.56%	12/15/2019	2,500	2,502,050
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2023	2,500	2,750,125
Series 2018 A, Ref. Federal Highway Reimbursement RN(j)(m)	5.00%	06/15/2029	4,500	5,024,070
Series 2018 A, Ref. Federal Highway Reimbursement RN(j)(m)	5.00%	06/15/2030	2,000	2,224,220
New Jersey (State of) Turnpike Authority; Series 2017 A, RB	5.00%	01/01/2034	5,000	5,711,650
North Hudson Sewerage Authority;
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.(c)(e)	5.00%	06/01/2022	90	99,644
Series 2012 A, Sr. Lien Gross Revenue Lease Ctfs.	5.00%	06/01/2024	515	564,332
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(a)	5.00%	12/01/2023	5,000	5,363,300
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	2,500	2,869,350
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	5,711,750
Series 2018 A, Ref. RB	5.00%	06/01/2031	5,750	6,537,692
				93,279,631

New Mexico–0.98%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(c)	5.20%	06/01/2020	1,700	1,782,603
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	1,375	1,411,988
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/2019	140	143,161
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(c)(d)	2.15%	08/01/2019	10,000	10,010,600
				13,348,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.13%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(e)	5.75%	07/15/2019	$290	$300,475
Series 2009, PILOT RB	5.75%	07/15/2019	710	733,402
Build NYC Resource Corp. (Pratt Paper Inc.);
Series 2014, Ref. Waste Disposal RB(a)(f)	3.75%	01/01/2020	595	603,389
Series 2014, Ref. Waste Disposal RB(a)(f)	4.50%	01/01/2025	1,000	1,091,780
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2035	5,000	5,728,950
Long Island (City of) Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2034	4,000	4,456,440
Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%)(c)(d)	2.11%	11/01/2018	5,000	5,000,850
Series 2017, Electric System General RB	5.00%	09/01/2034	2,250	2,586,937
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB(g)	0.00%	11/15/2029	1,000	693,220
Metropolitan Transportation Authority;
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(c)(d)	2.14%	06/01/2019	5,000	5,006,600
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%)(c)(d)	1.95%	11/01/2022	3,000	3,001,530
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	2,100	2,100,336
New York & New Jersey (States of) Port Authority;
Two Hundred Second Series 2017, Ref. Consolidated RB(a)	5.00%	10/15/2035	3,000	3,403,530
Two Hundred Seventh Series 2018, Ref. Consolidated RB(a)(j)	5.00%	09/15/2028	9,000	10,555,290
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(a)	5.65%	10/01/2028	3,500	3,532,375
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(b)	5.00%	01/01/2019	200	202,072
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(j)	5.00%	01/15/2021	1,000	1,012,200
Series 2017 A-2, Future Tax Sec. RB	5.00%	08/01/2035	10,000	11,535,700
New York (City of); Series 2016 E, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2027	5,000	5,887,600
New York (State of) Dormitory Authority (General Purpose); Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2034	5,000	5,301,450
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,755	2,029,377
Series 2018 A, Ref. RB	5.00%	08/01/2030	2,420	2,782,782
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(f)	5.00%	12/01/2033	2,000	2,216,140
Series 2017, Ref. RB(f)	5.00%	12/01/2034	1,000	1,104,910
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2030	500	589,235
Series 2018 L, Ref. RB	5.00%	01/01/2031	1,000	1,171,310
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(a)	5.00%	08/01/2026	5,000	5,257,600
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, Special Facilities RB(a)	5.00%	01/01/2029	4,000	4,541,680
Series 2018, Special Facilities RB(a)	5.00%	01/01/2032	5,000	5,600,400
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(a)	5.00%	07/01/2034	4,000	4,319,920
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	6.90%	03/01/2020	5	5,019
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(e)	4.63%	07/01/2019	1,000	1,025,340
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.63%	08/15/2035	3,415	3,498,941
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(a)	5.00%	01/01/2032	1,250	1,351,662
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%)(c)(d)	2.10%	02/01/2021	5,550	5,603,280

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2029	$5,000	$5,620,300
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2033	1,500	1,660,920
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2034	2,990	3,298,957
				124,411,899

North Carolina–1.47%
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB	5.00%	07/01/2034	750	869,895
Series 2017 A, Airport RB	5.00%	07/01/2035	1,000	1,157,330
New Hanover (County of) (New Hanover Regional Medical Center); Series 2017, Ref. Hospital RB	5.00%	10/01/2036	1,500	1,701,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,900,430
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,351,129
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,475,447
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,540,737
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB(e)	6.00%	01/01/2019	240	243,458
Series 2008 C, Power System RB(c)(e)	6.75%	01/01/2019	1,000	1,016,810
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,575	1,657,372
North Carolina (State of) Municipal Power Agency #1 (Catawba); Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	5,000	5,759,250
North Carolina (State of) Turnpike Authority; Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(b)	5.00%	01/01/2031	1,250	1,432,863
				20,105,721

North Dakota–0.26%
Burleigh (County of) (University of Mary);
Series 2016, Education Facilities RB	4.38%	04/15/2026	755	756,835
Series 2016, Education Facilities RB	5.10%	04/15/2036	2,815	2,837,801
				3,594,636

Ohio–2.43%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	415	403,475
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2021	1,250	1,338,700
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2009 C, RB	5.25%	02/15/2019	1,175	1,194,012
Series 2018 A, RB(c)	2.25%	08/15/2021	1,500	1,492,785
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	4,000	4,025,360
Centerville (City of) (Graceworks Lutheran Services); Series 2017, Ref. Health Care RB	5.25%	11/01/2037	2,195	2,342,746
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	5.75%	01/01/2024	905	944,458
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/2027	2,750	2,955,040
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2031	1,750	1,907,045
Series 2017, Ref. Hospital RB	5.00%	02/15/2032	2,500	2,713,050
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	1,000	995,850
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2023	1,500	1,659,315
Hamilton (County of); Series 2016 A, Ref. Sales Tax RB	5.00%	12/01/2027	3,410	4,059,673
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%)(c)(d)	2.12%	08/01/2019	2,000	2,001,880
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/2020	270	281,332
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2033	1,240	1,298,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(a)	5.00%	12/31/2025	$1,300	$1,473,784
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(a)(f)	3.75%	01/15/2028	2,000	2,028,360
				33,115,095

Oklahoma–0.66%
Comanche (County of) Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2023	2,815	3,016,216
Payne (County of) Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB	4.75%	11/01/2023	1,280	640,000
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,368,850
				9,025,066

Oregon–0.49%
Portland (Port of); Series 2017 24-B, Airport RB(a)	5.00%	07/01/2035	3,255	3,659,727
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/2022	820	884,657
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB(c)(e)	5.00%	10/01/2021	2,000	2,175,400
				6,719,784

Pennsylvania–6.71%
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,245,640
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/2018	3,000	3,000,000
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/2021	315	315,624
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2018, Tax RB(f)	5.00%	05/01/2033	1,000	1,102,990
Commonwealth Financing Authority;
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2030	5,500	6,297,720
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2031	2,000	2,277,540
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/2022	615	648,210
Series 2012, Ref. RB	5.25%	01/01/2027	1,275	1,327,275
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,066,730
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,061,782
Series 2018, Ref. RB	5.00%	12/01/2033	750	787,305
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	10/01/2018	700	698,894
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	10/01/2019	250	243,918
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/2020	1,390	1,404,678
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2030	3,500	4,057,725
Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%)(c)(d)	2.28%	09/01/2023	2,800	2,800,028
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	2,000	2,164,300
Montgomery (County of) Industrial Development Authority (PECO Energy Company); Series 1999, Ref. RB(a)(c)	2.70%	04/01/2020	4,380	4,380,613
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,557,450
Pennsylvania (Commonwealth of);
First Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2026	5,400	6,208,380
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	342,234
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	425,839
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	480,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(a)	5.00%	12/31/2027	$5,965	$6,711,102
Series 2015, RB(a)	5.00%	12/31/2034	2,630	2,873,249
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. Sub. RB	5.00%	12/01/2030	3,990	4,505,827
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(d)	2.71%	12/01/2019	2,000	2,017,020
Series 2014 B-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.98%)(d)	2.54%	12/01/2021	5,000	5,074,500
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(d)	2.21%	12/01/2018	6,455	6,457,195
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,126,540
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,123,880
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2027	3,480	3,887,090
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,545,063
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,365,460
Philadelphia (City of);
Series 2017 B, Ref. Airport RB(a)	5.00%	07/01/2030	1,000	1,143,140
Series 2017 B, Ref. Airport RB(a)	5.00%	07/01/2032	1,745	1,978,952
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/01/2025	2,400	2,712,672
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB(c)(e)	5.00%	05/01/2020	1,000	1,054,130
				91,471,111

Puerto Rico–0.41%
Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	2,785	2,819,311
Puerto Rico (Commonwealth of);
Series 2001 A, Public Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	5.50%	07/01/2029	1,570	1,732,166
Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS–AGC) (CPI Rate + 1.02%)(b)(d)	3.48%	07/01/2020	1,060	1,062,650
				5,614,127

Rhode Island–0.47%
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/2022	1,000	1,108,580
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,548,745
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	1,008,459
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,201,100
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,530	1,529,924
				6,396,808

South Carolina–1.04%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2026	4,650	5,063,106
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2021	2,000	2,077,860
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.00%	02/01/2019	1,000	1,013,590
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2023	1,000	1,077,690
Series 2013, Health Facilities RB	5.00%	05/01/2028	1,250	1,306,875
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB(c)(e)	5.25%	08/01/2023	3,215	3,684,647
				14,223,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota–0.09%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB(c)(e)	5.00%	09/01/2020	$500	$531,425
Series 2010, RB(c)(e)	5.00%	09/01/2020	605	643,024
				1,174,449

Tennessee–1.55%
Bristol (City of) Industrial Development Board (Pinnacle); Series 2016, Tax Increment Allocation RB	4.25%	06/01/2021	850	857,752
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health Obligation Group);
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2034	3,000	3,257,550
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2035	2,500	2,815,950
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2019	770	787,702
Series 2012, Ref. & Improvement RB	5.00%	07/01/2022	500	540,725
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2031	1,000	1,129,550
Series 2016 A, RB	5.00%	07/01/2035	2,000	2,234,100
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,366,400
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2029	650	681,876
Tennessee Energy Acquisition Corp.;
Series 2006 C, Gas RB	5.00%	02/01/2023	1,360	1,499,182
Series 2006 C, Gas RB	5.00%	02/01/2024	3,225	3,602,551
Series 2006 C, Gas RB	5.00%	02/01/2027	150	169,521
Series 2018, Gas RB(c)	4.00%	11/01/2025	2,000	2,121,260
				21,064,119

Texas–7.97%
Arlington Higher Education Finance Corp. (Universal Academy);
Series 2014 A, Education RB	5.88%	03/01/2024	300	303,849
Series 2014 A, Education RB	6.63%	03/01/2029	1,000	1,029,790
Austin (City of);
Series 2009 A, Ref. Water & Wastewater System RB(c)(e)	5.00%	11/15/2019	350	363,846
Series 2009 A, Ref. Water & Wastewater System RB(c)(e)	5.00%	11/15/2019	1,150	1,195,494
Austin Convention Enterprises, Inc.;
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2033	1,200	1,352,916
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2032	500	551,065
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/2023	1,670	1,753,083
Series 2005 A, RB	5.50%	04/01/2025	1,610	1,688,310
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2033	1,250	1,404,000
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	3,000	3,056,910
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(a)	5.25%	11/01/2026	2,000	2,258,220
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2022	150	161,784
Series 2014 A, Ref. RB	5.00%	09/01/2023	150	163,877
Series 2014 A, Ref. RB	5.00%	09/01/2024	265	291,264
Series 2014 A, Ref. RB	5.25%	09/01/2029	1,000	1,094,370
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2025	2,355	2,388,606
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/2026	2,475	2,510,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS–AGM)(b)	5.00%	10/01/2021	$1,250	$1,356,125
Series 2013, Bayport Area System RB (INS–AGM)(b)	5.00%	10/01/2023	2,610	2,890,966
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/2023	980	1,009,782
Series 2013 A, First Mortgage RB	5.00%	01/01/2033	1,090	1,135,453
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(d)	2.31%	06/01/2020	2,000	2,016,860
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(c)(d)	2.26%	06/01/2020	5,000	5,038,900
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,500	1,600,095
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(e)	7.00%	12/01/2018	500	506,525
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(c)(e)	5.00%	12/01/2019	2,500	2,599,075
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	500	500,840
Houston (City of);
Series 2011 A, Ref. Sub. Lien Airport System RB(a)	5.00%	07/01/2025	1,000	1,075,040
Series 2015 C, Ref. Airport System RB(a)	5.00%	07/15/2020	5,000	5,243,500
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2031	5,000	5,727,600
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2033	3,000	3,414,840
Series 2018 C, Ref. First Lien Combined Utility System Floating Rate RB (1 mo. USD LIBOR + 0.36%)(c)(d)	1.82%	08/01/2021	2,000	1,999,480
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB(e)	5.88%	05/15/2021	390	414,122
Series 2012 A, RB	4.00%	02/15/2022	340	349,809
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP–Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%)(c)(d)	1.93%	08/15/2019	8,000	8,015,120
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/2024	350	372,243
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/2033	1,600	1,765,520
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.);
Series 2014, Retirement Facilities RB	5.25%	01/01/2029	1,500	1,597,710
Series 2014, Retirement Facilities RB	5.50%	01/01/2035	1,400	1,499,246
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 B-1, TEMPS-80SM RB	3.25%	11/15/2022	1,300	1,285,882
Series 2016 B-2, TEMPS-50SM RB	3.00%	11/15/2021	100	99,756
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2029	620	669,302
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, Education RB(f)	4.63%	08/15/2025	1,000	1,044,330
North Texas Tollway Authority;
Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%)(c)(d)	2.23%	01/01/2020	5,000	5,004,900
Series 2017 B, Ref. Second Tier System RB (INS–AGM)(b)	4.00%	01/01/2034	750	784,013
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(a)(c)(f)	7.25%	02/13/2020	2,000	2,080,860
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2036	1,960	1,997,926
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,475	1,610,803
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System);
Series 2009, Ref. Hospital RB(c)(e)	5.75%	11/15/2018	435	438,597
Series 2009, Ref. Hospital RB(c)(e)	5.75%	11/15/2018	565	569,673
Tarrant County Cultural Education Facilities Finance Corp. (SQLC Senior Living Center at Corpus Christi, Inc.-Mirador); Series 2017 A, Retirement Facility RB(n)	4.13%	11/15/2028	2,680	1,884,603
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,446,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	$3,000	$3,476,460
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2021	2,600	2,823,756
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	553,180
Series 2012, Gas Supply RB	5.00%	12/15/2023	3,950	4,359,931
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,775	1,926,851
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/2022	330	343,296
Series 2012 A, Education RB	5.00%	08/15/2027	585	605,194
				108,702,493

Utah–0.37%
Salt Lake City (City of); Series 2017 A, Airport RB(a)	5.00%	07/01/2034	3,500	3,966,375
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/2040	1,000	1,052,050
				5,018,425

Virgin Islands–0.39%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(a)	5.00%	09/01/2022	1,320	1,380,113
Series 2014 A, Ref. Marine RB(a)	5.00%	09/01/2023	1,000	1,039,920
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	2,950	2,935,250
				5,355,283

Virginia–0.98%
Dulles Town Center Community Development Authority (Dulles Town Center);
Seires 2012, Ref. Special Assessment RB	5.00%	03/01/2022	1,100	1,155,957
Series 2012, Ref. Special Assessment RB	4.25%	03/01/2026	700	700,896
Series 2012, Ref. Special Assessment RB	5.00%	03/01/2021	1,395	1,457,329
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/2022	850	876,401
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB(c)(e)	5.13%	05/15/2019	1,000	1,024,150
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(a)	5.00%	07/01/2034	5,000	5,302,350
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(a)	5.00%	01/01/2027	2,500	2,686,675
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB(e)	7.25%	07/01/2019	145	151,599
				13,355,357

Washington–1.76%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(a)	5.50%	07/01/2025	1,000	1,088,070
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB(c)(e)	5.00%	01/01/2019	1,000	1,010,820
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/2026	2,000	2,046,480
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB(c)(e)	5.75%	04/01/2019	1,725	1,766,193
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB(a)	5.00%	06/01/2021	650	698,458
Series 2013, Ref. Special Facility RB(a)	5.00%	06/01/2024	1,560	1,722,193
Tes Properties; Series 2009, RB(c)(e)	5.00%	06/01/2019	1,000	1,025,080
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(c)(d)	2.96%	01/01/2025	3,350	3,402,159
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2027	500	558,345
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2030	2,000	2,249,900
Series 2017, Ref. RB	5.00%	08/15/2035	1,045	1,154,328
Series 2017, Ref. RB	5.00%	08/15/2036	1,000	1,101,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB(c)(e)	5.13%	10/01/2019	$1,500	$1,553,040
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 B-2, TEMPS-6SM RB(f)	4.88%	01/01/2022	115	115,045
Washington (State of) Housing Finance Commission (The Heathstone); Series 2018 A, Ref. Non-Profit RB(f)	5.00%	07/01/2038	830	865,283
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/2022	3,260	3,591,966
				23,948,770

West Virginia–0.32%
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(f)	5.50%	06/01/2037	2,000	2,071,360
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(a)(f)	6.75%	02/01/2026	2,000	1,948,840
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	330	321,618
				4,341,818

Wisconsin–2.60%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(a)	5.00%	12/01/2022	1,250	1,288,463
Series 2010 B, Ref. Airport RB(a)	5.00%	12/01/2023	1,000	1,030,270
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.25%	08/01/2027	5,000	5,329,800
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(a)	5.38%	11/01/2021	1,370	1,373,617
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,652,414
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,809,268
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,650,851
Series 2012, RB	5.00%	06/01/2026	1,000	1,080,120
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(f)	5.00%	06/01/2025	1,000	1,068,240
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada); Series 2015, RB(n)	5.50%	12/01/2035	1,875	1,312,500
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. TEMPS-85SM Senior Living RB(f)	3.95%	11/15/2024	1,000	1,012,210
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB(f)	6.25%	01/01/2038	3,250	3,281,622
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,218,760
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.00%	04/01/2022	595	626,577
Series 2015, Ref. RB	5.00%	04/01/2025	1,340	1,423,522
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(f)	4.13%	12/01/2024	2,900	2,941,557
Wisconsin Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	3,250	3,382,535
				35,482,326

Wyoming–0.12%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)	5.00%	01/01/2031	1,500	1,701,705
TOTAL INVESTMENTS IN SECURITIES(o)–102.23% (Cost $1,366,979,425)				1,393,475,054
FLOATING RATE NOTE OBLIGATIONS–(3.07)%
Notes with interest and fee rates ranging from 2.08% to 2.18% at 08/31/2018 and contractual maturities of collateral ranging from 01/15/2021 to 06/01/2032 (See Note 1J)(p)				(41,775,000)
OTHER ASSETS LESS LIABILITIES–0.84%				11,397,467
NET ASSETS–100.00%				$1,363,097,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing

NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $82,339,713, which represented 6.04% of the Fund’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(k)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(l)	Security subject to crossover refunding.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $3,197,103, which represented less than 1% of the Fund’s Net Assets.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Fund’s investments with a value of $70,371,340 are held by TOB Trusts and serve as collateral for the $41,775,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2018

Revenue Bonds	87.1%
General Obligation Bonds	8.0
Pre-Refunded Bonds	3.7
Other	1.2

Open Futures Contracts(a) — Interest Rate Risk
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	221	December-2018	$(26,578,703)	$(66,135)	$(66,135)

(a)	Futures contracts collateralized by $260,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,366,979,425)	$1,393,475,054
Cash	64,599
Receivable for:
Cash collateral — exchange traded futures contracts	260,000
Investments sold	5,254,263
Fund shares sold	758,114
Interest	14,789,219
Fund expenses absorbed	50,824
Investment for trustee deferred compensation and retirement plans	91,335
Other assets	94,804
Total assets	1,414,838,212

Liabilities:
Floating rate note obligations	41,775,000
Other investments:
Variation margin payable — futures contracts	65,609
Payable for:
Investments purchased	5,376,245
Dividends	855,601
Fund shares reacquired	2,891,332
Accrued fees to affiliates	567,675
Accrued trustees’ and officers’ fees and benefits	5,352
Accrued other operating expenses	100,205
Trustee deferred compensation and retirement plans	103,672
Total liabilities	51,740,691
Net assets applicable to shares outstanding	$1,363,097,521

Net assets consist of:
Shares of beneficial interest	$1,377,286,892
Undistributed net investment income	3,555,253
Undistributed net realized gain (loss)	(44,174,118)
Net unrealized appreciation	26,429,494
$1,363,097,521

Net Assets:
Class A	$762,673,730
Class C	$214,958,942
Class Y	$385,454,850
Class R6	$9,999

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	69,382,021
Class C	19,609,266
Class Y	35,090,485
Class R6	911
Class A:
Net asset value per share	$10.99
Maximum offering price per share
(Net asset value of $10.99 ÷ 97.50%)	$11.27
Class C:
Net asset value and offering price per share	$10.96
Class Y:
Net asset value and offering price per share	$10.98
Class R6:
Net asset value and offering price per share	$10.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$25,201,987

Expenses:
Advisory fees	3,188,677
Administrative services fees	164,097
Custodian fees	14,158
Distribution fees:
Class A	963,700
Class C	1,140,174
Interest, facilities and maintenance fees	352,978
Transfer agent fees — A, C and Y	571,126
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	19,091
Registration and filing fees	113,801
Reports to shareholders	56,299
Professional services fees	37,912
Other	62,500
Total expenses	6,684,517
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(212,581)
Net expenses	6,471,936
Net investment income	18,730,051

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(167,197)
Futures contracts	83,440
(83,757)
Change in net unrealized appreciation (depreciation) of:
Investment securities	878,054
Futures contracts	(66,135)
811,919
Net realized and unrealized gain	728,162
Net increase in net assets resulting from operations	$19,458,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$18,730,051	$34,561,482
Net realized gain (loss)	(83,757)	(3,652,141)
Change in net unrealized appreciation	811,919	3,687,642
Net increase in net assets resulting from operations	19,458,213	34,596,983

Distributions to shareholders from net investment income:
Class A	(10,936,281)	(20,449,571)
Class B	—	(51,650)
Class C	(2,390,978)	(4,802,778)
Class Y	(5,584,887)	(9,433,699)
Class R6	(156)	(285)
Total distributions from net investment income	(18,912,302)	(34,737,983)

Share transactions–net:
Class A	(4,408,426)	65,810,167
Class B	—	(2,779,567)
Class C	(21,598,191)	1,497,230
Class Y	50,504,323	63,080,134
Class R6	—	10,000
Net increase in net assets resulting from share transactions	24,497,706	127,617,964
Net increase in net assets	25,043,617	127,476,964

Net assets:
Beginning of period	1,338,053,904	1,210,576,940
End of period (includes undistributed net investment income of $3,555,253 and $3,737,504, respectively)	$1,363,097,521	$1,338,053,904

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

28                         Invesco Intermediate Term Municipal Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund

29                         Invesco Intermediate Term Municipal Income Fund

monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these

30                         Invesco Intermediate Term Municipal Income Fund

securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.84%, 1.59%, 0.59% and 0.59%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2018, the Adviser waived advisory fees of $59,721 and reimbursed class level expenses of $86,425, $25,563, $40,600 and $1 of Class A, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

31                         Invesco Intermediate Term Municipal Income Fund

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $62,602 in front-end sales commissions from the sale of Class A shares and $42,684 and $1,316 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,393,475,054	$—	$1,393,475,054
Other Investments — Liabilities*
Futures Contracts	(66,135)	—	—	(66,135)
Total Investments	$(66,135)	$1,393,475,054	$—	$1,393,408,919

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(66,135)
Derivatives not subject to master netting agreements	66,135
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The variation margin receivable (payable) at period-end is recorded on the Statement of Assets and Liabilities.

32                         Invesco Intermediate Term Municipal Income Fund

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$83,440
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(66,135)
Total	$17,305

The table below summarizes the two month average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$26,784,023

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $271.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $33,412,143 and 2.10%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$23,141,936	$—	$23,141,936
Not subject to expiration	16,139,574	4,672,494	20,812,068
	$39,281,510	$4,672,494	$43,954,004

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33                         Invesco Intermediate Term Municipal Income Fund

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $194,630,335 and $165,558,858, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$32,457,571
Aggregate unrealized (depreciation) of investments	(5,226,093)
Net unrealized appreciation of investments	$27,231,478

Cost of investments for tax purposes is $ 1,366,177,441.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	6,503,873	$71,463,880	22,720,912	$252,739,274
Class B(b)	—	—	9,099	102,901
Class C	1,761,706	19,306,477	7,566,863	83,967,036
Class Y	8,206,587	90,143,298	15,858,495	175,805,911
Class R6(c)	—	—	911	10,000

Issued as reinvestment of dividends:
Class A	724,608	7,964,590	1,345,587	14,943,701
Class B(b)	—	—	3,414	38,700
Class C	179,975	1,972,752	358,343	3,968,611
Class Y	366,142	4,021,660	578,069	6,414,284

Conversion of Class B shares to Class A shares:(d)
Class A	—	—	81,886	908,111
Class B	—	—	(80,240)	(908,111)

Reacquired:
Class A	(7,628,517)	(83,836,896)	(18,296,441)	(202,780,919)
Class B(b)	—	—	(177,421)	(2,013,057)
Class C	(3,912,878)	(42,877,420)	(7,805,308)	(86,438,417)
Class Y	(3,975,938)	(43,660,635)	(10,722,119)	(119,140,061)
Net increase in share activity	2,225,558	$24,497,706	11,442,050	$127,617,964

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period March 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

34                         Invesco Intermediate Term Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Portfolio turnover(c)
Class A
Six months ended 08/31/18	$10.99	$0.16	$0.00	$0.16	$(0.16)	$10.99	1.44%		$762,674	0.89	%(d)	0.92	%(d)	2.81	%(d)	0.84	%(d)	13%
Year ended 02/28/18	10.97	0.31	0.02	0.33	(0.31)	10.99	3.03		766,748	0.87		0.91		2.79		0.84		16
Year ended 02/28/17	11.29	0.30	(0.33)	(0.03)	(0.29)	10.97	(0.30)		701,376	0.85		0.90		2.71		0.82		20
Year ended 02/29/16	11.23	0.32	0.04	0.36	(0.30)	11.29	3.25		648,535	0.82		0.90		2.88		0.80		7
Year ended 02/28/15	10.94	0.34	0.31	0.65	(0.36)	11.23	5.97		505,876	0.81		0.90		3.09		0.80		12
Year ended 02/28/14	11.32	0.35	(0.39)	(0.04)	(0.34)	10.94	(0.30)		399,474	0.79		0.88		3.24		0.78		24
Class C
Six months ended 08/31/18	10.96	0.12	0.00	0.12	(0.12)	10.96	1.06	(f)	214,959	1.64	(d)(f)	1.67	(d)(f)	2.06	(d)(f)	1.59	(d)(f)	13
Year ended 02/28/18	10.94	0.23	0.02	0.25	(0.23)	10.96	2.26	(f)	236,475	1.62	(f)	1.66	(f)	2.04	(f)	1.59	(f)	16
Year ended 02/28/17	11.26	0.22	(0.34)	(0.12)	(0.20)	10.94	(1.06	)(f)	234,811	1.60	(f)	1.65	(f)	1.96	(f)	1.57	(f)	20
Year ended 02/29/16	11.20	0.24	0.04	0.28	(0.22)	11.26	2.53	(f)	204,971	1.57	(f)	1.65	(f)	2.13	(f)	1.55	(f)	7
Year ended 02/28/15	10.92	0.26	0.30	0.56	(0.28)	11.20	5.20	(f)	167,154	1.53	(f)	1.62	(f)	2.37	(f)	1.52	(f)	12
Year ended 02/28/14	11.31	0.27	(0.40)	(0.13)	(0.26)	10.92	(1.08	)(f)	127,451	1.50	(f)	1.59	(f)	2.53	(f)	1.49	(f)	24
Class Y
Six months ended 08/31/18	10.98	0.17	0.00	0.17	(0.17)	10.98	1.57		385,455	0.64	(d)	0.67	(d)	3.06	(d)	0.59	(d)	13
Year ended 02/28/18	10.96	0.34	0.02	0.36	(0.34)	10.98	3.29		334,820	0.62		0.66		3.04		0.59		16
Year ended 02/28/17	11.28	0.33	(0.33)	0.00	(0.32)	10.96	(0.05)		271,646	0.60		0.65		2.96		0.57		20
Year ended 02/29/16	11.22	0.35	0.04	0.39	(0.33)	11.28	3.51		212,783	0.57		0.65		3.13		0.55		7
Year ended 02/28/15	10.93	0.37	0.30	0.67	(0.38)	11.22	6.24		171,903	0.56		0.65		3.34		0.55		12
Year ended 02/28/14	11.31	0.38	(0.39)	(0.01)	(0.37)	10.93	(0.06)		150,445	0.54		0.63		3.49		0.53		24
Class R6
Six months ended 08/31/18	10.97	0.17	0.01	0.18	(0.17)	10.98	1.66		10	0.64	(d)	0.67	(d)	3.06	(d)	0.59	(d)	13
Year ended 02/28/18(g)	10.99	0.31	(0.02)	0.29	(0.31)	10.97	2.65		10	0.62	(e)	0.67	(e)	3.04	(e)	0.59	(e)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $764,675, $226,176, $359,220 and $10 for Class A, Class C, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)

The Total return, Ratio of expenses to average net assets and Ratio of net investment income to average net assets reflect actual 12b-1 fees for Class C shares of 1.00% for the six months ended August 31, 2018, 1.00%, 1.00%, 1.00%, 0.98% and 0.95% for the years ended February 28, 2018, February 28, 2017, February 29, 2016, February 28, 2015 and February 28, 2014, respectively.

(g)	Commencement date of April 4, 2017.

35                         Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,014.40	$4.52	$1,020.72	$4.53	0.89%
C	1,000.00	1,010.60	8.31	1,016.94	8.34	1.64
Y	1,000.00	1,016.60	3.25	1,021.98	3.26	0.64
R6	1,000.00	1,016.60	3.25	1,021.98	3.26	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                         Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted

37                         Invesco Intermediate Term Municipal Income Fund

that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

38                         Invesco Intermediate Term Municipal Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

⬛ Fund reports and prospectuses

⬛ Quarterly statements

⬛ Daily confirmations

⬛ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-SAR-1	10182018 1128

Semiannual Report to Shareholders	August 31, 2018

Invesco Limited Term Municipal Income Fund

Nasdaq:
A: ATFAX ◾ A2: AITFX ◾ C: ATFCX ◾ Y: ATFYX ◾ R5: ATFIX ◾ R6: ATFSX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

27	Financial Statements

29	Notes to Financial Statements

36	Financial Highlights

37	Fund Expenses

38	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.83%
Class A2 Share	0.96
Class C Shares	0.45
Class Y Shares	0.96
Class R5 Shares	0.96
Class R6 Shares	0.99
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond Investment Grade Short Intermediate Index▼ (Style-Specific Index)	1.09
Lipper Short-Intermediate Municipal Debt Funds Index∎ (Peer Group Index)	1.03

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Investment Grade Short Intermediate Index is an unmanaged index considered representative of investment grade US municipal bonds with maturities between one and eight years.

    The Lipper Short-Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of short-intermediate municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Limited Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	2.90%
10 Years	2.97
5 Years	1.43
1 Year	-2.85

Class A2 Shares
Inception (5/11/87)	4.69%
10 Years	3.37
5 Years	1.98
1 Year	-1.27

Class C Shares
10 Years	2.44%
5 Years	1.16
1 Year	-2.21

Class Y Shares
10 Years	3.47%
5 Years	2.19
1 Year	-0.24

Class R5 Shares
Inception (7/30/04)	3.36%
10 Years	3.49
5 Years	2.20
1 Year	-0.23

Class R6 Shares
10 Years	3.27%
5 Years	2.03
1 Year	-0.08

Average Annual Total Returns
As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (10/31/02)	2.92%
10 Years	3.09
5 Years	1.20
1 Year	-2.15

Class A2 Shares
Inception (5/11/87)	4.71%
10 Years	3.50
5 Years	1.74
1 Year	-0.54

Class C Shares
10 Years	2.57%
5 Years	0.92
1 Year	-1.39

Class Y Shares
10 Years	3.60%
5 Years	1.96
1 Year	0.60

Class R5 Shares
Inception (7/30/04)	3.38%
10 Years	3.61
5 Years	1.97
1 Year	0.59

Class R6 Shares
10 Years	3.39%
5 Years	1.79
1 Year	0.67

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Class C shares incepted on June 28, 2013. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class C shares.

    Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares was 0.62%, 0.37%, 1.37%, 0.37%, 0.37% and 0.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. The CDSC on Class C shares is 1% for the first year after purchase. Class Y,

3                         Invesco Limited Term Municipal Income Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Limited Term Municipal Income Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.20%
Alabama–1.26%
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(a)	4.00%	07/01/2019	$1,410	$1,435,521
Series 2003 A, Ref. RB (INS–AGM)(a)	4.50%	07/01/2020	1,375	1,401,496
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	4.25%	08/01/2019	3,535	3,610,790
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(b)(c)	1.58%	07/01/2040	880	880,000
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.90%)(d)(e)	2.28%	04/01/2024	8,625	8,617,928
Series 2018 C, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(d)(e)	2.21%	04/01/2024	2,875	2,875,000
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, Gas Supply RB(d)	4.00%	06/01/2024	8,000	8,504,880
				27,325,615

Alaska–0.25%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS–AGM)(a)	5.13%	04/01/2019	1,000	1,018,710
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/2021	765	804,864
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/2019	1,000	1,031,020
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(a)	5.13%	06/01/2024	650	665,288
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/2021	1,800	1,918,926
				5,438,808

Arizona–1.76%
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. Water Quality RB	5.00%	10/01/2024	5,000	5,797,800
Arizona (State of);
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/2018	2,000	2,004,920
Series 2010 A, COP (INS–AGM)(a)	5.00%	10/01/2019	1,000	1,035,340
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2021	2,000	2,094,280
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2022	2,000	2,094,280
Series 2010 B, COP (INS–AGM)(a)	5.00%	10/01/2023	2,000	2,094,280
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds(d)(f)	5.00%	07/01/2019	1,500	1,540,830
La Paz (County of) Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, Education Facility Lease RB(g)	5.00%	02/15/2026	1,150	1,263,528
Maricopa (County of), Industrial Development Authority (Banner Health); Series 2017 C, RB(d)	5.00%	10/18/2024	7,500	8,575,950
Salt River Project Agricultural Improvement & Power District;
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2023	2,000	2,252,500
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2024	2,500	2,870,000
Series 2016 A, Ref. Electric System RB	5.00%	01/01/2027	5,000	5,971,100
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2019	500	513,980
				38,108,788

California–7.90%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds(d)(f)	5.00%	08/01/2019	1,520	1,568,625
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 E-3, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.70%)(d)(e)	2.26%	10/01/2019	13,790	13,831,508
Series 2017 D, Ref. Toll Bridge Floating Rate RB (3 mo. USD LIBOR + 0.55%)(d)(e)(g)	2.19%	04/01/2021	1,000	1,007,340
Bay Area Toll Authority; Series 2014 G, Toll Bridge Floating Rate RB (SIFMA Municipal Swap Index + 0.60%)(d)(e)	2.16%	04/01/2020	11,890	11,949,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (SIFMA Municipal Swap Index + 0.37%)(d)(e)	1.93%	12/01/2022	$4,000	$4,014,200
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2017 D, RB(d)	5.00%	11/01/2022	5,000	5,622,800
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB(d)	4.00%	10/01/2024	5,000	5,482,050
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB(f)	5.10%	02/01/2019	145	147,232
Series 2010 B, RB(d)(f)	5.50%	02/01/2020	1,250	1,320,887
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. Education RB	4.00%	06/01/2026	2,215	2,347,966
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, Second Lien Qualified Obligations Floating Rate RB (SIFMA Municipal Swap Index + 0.35%)(d)(e)	1.91%	12/01/2020	3,500	3,504,340
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(b)(c)	1.56%	11/01/2026	900	900,000
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS–Cal-Mortgage)(a)	5.25%	08/15/2019	325	325,858
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB(d)(f)	5.05%	10/01/2018	1,500	1,504,035
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2020	1,900	1,973,150
Series 2012 B, Ref. Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 1.00%)(e)	2.56%	05/01/2019	4,000	4,005,160
Series 2013 B, Ref. Various Purpose Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(d)(e)	1.94%	12/01/2022	3,000	3,012,450
Series 2013 C, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.70%)(d)(e)	2.16%	12/01/2020	8,000	8,062,880
Series 2013 E, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.83%)(d)(e)	2.29%	12/03/2018	13,000	13,005,200
Series 2016 B, Unlimited Tax GO Floating Rate Bonds (1 mo. USD LIBOR + 0.76%)(d)(e)	2.22%	12/01/2021	10,000	10,106,300
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.38%)(d)(e)	1.83%	08/01/2021	5,000	4,995,100
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. Floating Rate RB (3 mo. USD LIBOR + 0.37%)(d)(e)	2.01%	04/01/2020	7,875	7,906,027
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(h)	0.00%	08/01/2021	1,500	1,420,620
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2023	4,650	5,268,589
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2024	11,500	12,962,110
Series 2017 A-1, Ref. Tobacco Settlement RB	5.00%	06/01/2026	5,000	5,741,650
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(h)	0.00%	08/01/2025	3,000	2,491,110
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(h)	0.00%	08/01/2020	1,000	968,620
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/2018	450	450,000
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/2024	1,000	1,029,420
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,194,060
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS–AGM)(a)	5.00%	08/01/2019	2,360	2,437,030
New Haven Unified School District;
Series 2009, Ref. Unlimited Tax GO Bonds(d)(f)	5.00%	08/01/2019	925	955,016
Series 2009, Ref. Unlimited Tax GO Bonds(INS–AGC)(a)	5.00%	08/01/2020	1,605	1,656,649
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2020	1,000	1,045,770
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/2021	1,000	1,044,910
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2023	1,300	1,162,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (County of);
Series 2010, Ref. COP	5.25%	02/01/2019	$1,500	$1,521,030
Series 2010, Sr. Airport System RB	5.00%	07/01/2023	500	529,750
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2022	750	839,723
Series 2018 B, Ref. Sr. Airport System RB	5.00%	07/01/2023	1,000	1,143,170
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/2026	2,000	2,053,280
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(a)	4.38%	01/01/2024	1,000	1,002,020
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2022	1,900	1,745,739
Series 2009 B-1, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2023	2,000	1,787,760
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. Special Tax RB (INS–BAM)(a)	5.00%	09/01/2022	1,500	1,672,305
Series 2015, Ref. Special Tax RB (INS–BAM)(a)	5.00%	09/01/2023	1,000	1,138,200
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2022	1,000	1,108,790
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2023	650	735,215
Series 2015 A, Ref. Special Tax RB	5.00%	09/01/2024	1,500	1,712,745
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(d)	3.20%	06/01/2020	3,695	3,704,201
Vernon (City of);
Series 2009 A, Electric System RB(d)(f)	5.13%	08/01/2019	510	526,652
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,065	1,094,501
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/2027	1,000	1,296,390
				171,031,389

Colorado–1.87%
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB(d)(f)	6.75%	12/01/2018	515	521,417
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, Hospital RB(d)	5.00%	11/20/2025	4,600	5,334,344
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB(d)(f)	5.25%	05/15/2019	1,000	1,025,010
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/2019	2,795	2,825,158
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB(d)(f)	5.00%	12/01/2018	160	161,330
Colorado Springs (City of); Series 2018 A-1, Ref. Utilities System RB	5.00%	11/15/2023	2,990	3,419,274
Denver (City & County of); Series 2016, Ref. Airport System Floating Rate RB (1 mo. USD LIBOR + 0.86%)(d)(e)	2.32%	11/15/2019	8,600	8,623,564
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds(d)(f)	5.00%	06/01/2019	1,000	1,024,700
E-470 Public Highway Authority;
Series 2017 A, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 0.90%)(d)(e)	2.29%	09/01/2019	5,830	5,845,041
Series 2017 B, Ref. Sr. Floating Rate RB (1 mo. USD LIBOR + 1.05%)(d)(e)	2.44%	09/01/2021	2,000	2,020,240
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/2023	1,550	1,784,515
Series 2008, Natural Gas Purchase RB	6.25%	11/15/2028	2,000	2,487,480
University of Colorado Hospital Authority (UCHA Obligated Group); Series 2017 C-2, RB(d)	5.00%	03/01/2022	5,000	5,405,850
				40,477,923

Connecticut–2.52%
Connecticut (State of) (Transportation Infrastructure);
Series 2013 A, Special Tax Obligation RB	5.00%	10/01/2023	2,180	2,430,373
Series 2018, Special Tax Obligation RB	5.00%	01/01/2026	7,000	7,968,170
Series 2018, Special Tax Obligation RB	5.00%	01/01/2027	3,000	3,446,010
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(f)	4.00%	07/01/2022	2,590	2,786,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (1 mo. USD LIBOR + 0.55%)(d)(e)	1.95%	07/01/2019	$12,000	$12,001,560
Connecticut (State of) Health & Educational Facility Authority (Yale University); Series 2017 C-2, Ref. RB(d)	5.00%	02/01/2023	8,000	8,989,120
Connecticut (State of);
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.55%)(e)	2.11%	03/01/2019	4,425	4,430,664
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.65%)(e)	2.21%	03/01/2020	6,000	6,019,080
Series 2013 A, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.85%)(e)	2.41%	03/01/2022	5,000	5,046,600
Series 2018 C, Unlimited Tax GO Bonds	5.00%	06/15/2022	1,350	1,472,931
				54,591,089

Delaware–0.05%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB(d)(f)	4.05%	07/01/2019	1,000	1,019,500

District of Columbia–0.33%
District of Columbia (Georgetown University);
Series 2001 C, University RB(d)(f)	5.25%	10/01/2018	2,000	2,005,280
Series 2011, University RB(d)(f)	5.00%	04/01/2021	2,055	2,218,455
Series 2017, Ref. University RB	5.00%	04/01/2023	1,000	1,119,760
Series 2017, Ref. University RB	5.00%	04/01/2024	1,500	1,706,445
				7,049,940

Florida–4.75%
Braword (County of) Professional Sports Facilities (Broward County Civic Arena); Series 2016, Ref. Tax RB	5.00%	09/01/2024	3,250	3,702,465
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,261,680
Broward (County of) School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,803,200
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	1,000	1,054,160
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2022	8,000	8,835,840
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR(d)	2.10%	04/11/2019	2,000	2,000,220
Florida (State of) (Department of Transportation);
Series 2015, Ref. Right-of-Way Unlimited Tax GO Bonds	5.00%	07/01/2025	7,100	8,323,330
Series 2016 A, Ref. Unlimited Tax GO Bonds	5.00%	07/01/2025	2,610	3,059,703
Florida (State of) Department of Environmental Protection; Series 2014, Ref. Preservation RB	5.00%	07/01/2022	10,000	11,110,100
Florida (State of) Department of Transportation; Series 2015 B, Ref. Turnpike RB	5.00%	07/01/2022	3,860	4,293,015
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,742,322
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,121,930
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(i)	4.50%	12/01/2020	3,050	3,220,190
Hillsborough (County of) School Board;
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2020	2,200	2,344,386
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2021	1,700	1,858,117
Series 2015, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2022	1,500	1,672,005
JEA; Series 2017 A, Ref. Water & Sewer System RB	5.00%	10/01/2025	4,500	5,275,980
Manatee (County of) School District; Series 2017, Sales Tax RB (INS–AGM)(a)	5.00%	10/01/2024	2,600	2,998,866
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(a)	5.00%	10/01/2028	750	774,225
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB(d)(f)	5.50%	06/01/2019	2,455	2,525,532
Miami-Dade (County of) (Miami International Airport);
Series 2009 B, Aviation RB(d)(f)	5.00%	10/01/2019	1,000	1,035,660
Series 2009 B, Aviation RB(d)(f)	5.00%	10/01/2019	1,000	1,035,660
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB(d)(f)	5.00%	10/01/2018	1,500	1,503,855
Series 2008 C, Ref. Water & Sewer System RB(d)(f)	5.13%	10/01/2018	1,525	1,529,056
Series 2008 C, Ref. Water & Sewer System RB(d)(f)	5.50%	10/01/2018	1,500	1,504,395
Series 2015, Ref. Water & Sewer System RB	5.00%	10/01/2024	18,000	20,805,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(b)(c)	1.56%	11/01/2038	$500	$500,000
				102,891,372

Georgia–2.78%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB(d)(f)	5.00%	11/01/2019	870	903,304
Series 2009 B, Water & Wastewater RB(d)(f)	5.00%	11/01/2019	865	898,112
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	4.13%	11/01/2019	970	997,237
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/2020	630	653,234
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.00%	11/01/2021	635	658,343
Series 2009 B, Water & Wastewater RB (INS–AGM)(a)	5.25%	11/01/2027	2,000	2,398,000
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(d)	2.20%	04/02/2019	4,000	4,002,720
Series 1994, PCR(d)	2.20%	04/02/2019	1,000	1,000,680
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(d)	2.40%	04/01/2020	2,000	1,994,160
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/2020	1,050	1,087,275
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020	2,500	2,550,025
Series 2009 A, RAC	4.50%	06/15/2021	2,500	2,549,500
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB(d)(f)	5.00%	06/15/2019	2,830	2,904,684
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/2022	2,000	2,164,180
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.95%)(d)(e)	2.51%	02/18/2020	8,100	8,133,129
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(a)	5.25%	07/01/2029	2,000	2,054,340
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC(f)	4.00%	08/01/2019	635	647,948
Series 2009, RAC(d)(f)	5.00%	08/01/2019	1,260	1,296,956
Main Street Natural Gas, Inc.;
Series 2018 A, Gas Supply RB(d)	4.00%	09/01/2023	8,000	8,516,960
Subseries 2018 E, Gas Supply Floating Rate RB (SIFMA Municipal Swap Index + 0.57%)(d)(e)	2.13%	12/01/2023	5,000	4,992,400
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC(d)(f)	5.00%	08/01/2020	1,500	1,586,010
Series 2010, RAC (INS–AGM)(a)	3.50%	08/01/2020	2,000	2,056,920
Monroe (County of) Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR(d)	2.00%	06/13/2019	3,500	3,495,695
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC(d)(f)	5.25%	01/01/2019	2,500	2,529,450
				60,071,262

Guam–0.27%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2019	1,000	1,032,300
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/2020	2,070	2,194,531
Guam (Territory of);
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2019	1,000	1,034,360
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2020	1,500	1,591,110
				5,852,301

Hawaii–0.79%
Hawaii (State of); Series 2016 FB, Unlimited Tax GO Bonds	5.00%	04/01/2024	9,675	11,132,055
Honolulu (City & County of) (Honolulu Rail Transit); Series 2017, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.31%)(d)(e)	1.87%	09/01/2020	6,000	5,993,700
				17,125,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.42%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023	$2,000	$2,221,840
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,520,627
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019	1,000	1,009,640
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB(d)(f)	5.25%	07/15/2019	500	515,315
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	3,475	3,734,061
				9,001,483

Illinois–9.14%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/2023	1,260	1,309,883
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2020	2,000	2,083,480
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/2020	500	520,870
Chicago (City of) (O’Hare International Airport);
Series 2010 C, Third Lien General Airport RB (INS–AGC)(a)	5.25%	01/01/2021	1,025	1,069,731
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	4,003,868
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,591,600
Chicago (City of) Metropolitan Water Reclamation District;
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2023	4,175	4,715,036
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2024	4,265	4,874,596
Series 2016 B, Ref. Limited Tax GO Bonds	5.00%	12/01/2025	4,370	5,051,589
Chicago (City of) Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. Capital Grant Receipts RB	5.00%	06/01/2021	8,000	8,565,520
Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	4,000	4,497,640
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB(d)(f)	5.25%	12/01/2018	2,500	2,522,250
Chicago (City of) Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. Capital Grant Receipts RB	5.00%	06/01/2025	1,500	1,691,505
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/2024	6,705	7,288,067
Chicago (City of);
Series 2003 B, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2024	3,205	3,460,695
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2021	6,000	6,480,660
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2022	5,675	6,240,911
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2023	2,475	2,752,200
Series 2004, Ref. Second Lien Waterworks RB	5.00%	11/01/2024	5,750	6,467,427
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS–NATL)(a)	5.00%	01/01/2029	960	961,910
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2021	1,000	1,080,110
Series 2017 B, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2025	3,520	3,948,384
Cook (County of);
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2019	2,015	2,087,883
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/2020	5,150	5,333,185
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds(f)	4.25%	12/01/2020	555	584,820
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(f)(h)	0.00%	01/01/2019	195	193,974
Series 2010, School Building Unlimited Tax CAB GO Bonds(h)	0.00%	01/01/2019	805	799,719
Series 2010, School Building Unlimited Tax CAB GO Bonds(f)(h)	0.00%	01/01/2020	380	370,762
Series 2010, School Building Unlimited Tax CAB GO Bonds(h)	0.00%	01/01/2020	620	602,163
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB(d)(f)	5.00%	04/01/2019	1,200	1,222,860
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2018	465	465,000
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(d)	5.00%	12/15/2022	14,750	16,439,612
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB(d)(f)	5.25%	03/01/2020	1,275	1,341,262
Series 2005, RB(d)(f)	5.25%	03/01/2020	1,500	1,577,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2019	$500	$511,920
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Dedicated State Tax CAB RB (INS–NATL)(a)(h)	0.00%	12/15/2032	25,000	13,299,000
Series 2002, Dedicated State Tax RB(d)(f)	5.70%	06/15/2022	875	999,976
Series 2002, Dedicated State Tax RB (INS–NATL)(a)	5.70%	06/15/2025	3,125	3,450,813
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds	5.00%	01/01/2023	525	538,561
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	4,710	4,920,160
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/2021	2,500	2,621,100
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2019	1,165	1,177,489
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	5,000	5,214,900
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2024	1,100	1,166,121
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2025	4,695	4,956,042
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2022	3,000	3,174,870
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2026	3,145	3,357,350
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2020	1,850	1,948,291
Series 2010, RB	5.25%	06/01/2021	5,000	5,397,500
Series 2010, RB(d)(f)	5.50%	06/01/2021	1,500	1,645,515
Series 2017, RB	5.00%	06/01/2025	7,000	7,962,500
Regional Transportation Authority;
Series 2002 A, RB (INS–NATL)(a)	6.00%	07/01/2020	3,840	4,118,400
Series 2002 A, RB (INS–NATL)(a)	6.00%	07/01/2021	2,055	2,277,598
Series 2003 A, RB (INS–NATL)(a)	5.50%	07/01/2020	2,580	2,744,062
Springfield (City of);
Series 2015, Ref. Electric Sr. Lien RB	5.00%	03/01/2025	4,705	5,384,308
Series 2015, Ref. Sr. Lien Electric RB	5.00%	03/01/2023	2,000	2,224,540
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds(f)	5.00%	10/01/2019	625	646,613
Series 2009, Ref. Unlimited Tax GO Bonds(d)(f)	5.00%	10/01/2019	970	1,003,543
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2019	375	387,968
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	510	527,967
				197,854,234

Indiana–2.67%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB(d)(f)	5.00%	07/15/2019	1,000	1,028,940
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	12/01/2024	8,400	9,710,820
Indiana (State of) Finance Authority; Series 2016 C, Ref. Highway RB	5.00%	12/01/2025	7,000	8,268,820
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/2021	250	267,755
Series 2011 A, Power Supply System RB(d)(f)	5.00%	07/01/2021	250	271,840
Indiana Bond Bank; Series 2007 B-1, Special Program Gas Floating Rate RB (3 mo. USD LIBOR + 0.97%)(e)	2.54%	10/15/2022	2,875	2,894,866
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2009 A, RB(d)(f)	5.25%	01/01/2019	200	202,390
Series 2009 A, RB (INS–AGC)(a)	5.25%	01/01/2029	840	849,517
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB(d)(f)	5.13%	01/15/2019	2,285	2,314,568
Purdue University;
Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,539,388
Series 2016 CC, Ref. Student Fee RB	5.00%	07/01/2022	7,285	8,110,755
University of Southern Indiana; Series 2009 J, Student Fee RB(d)(f)	5.00%	10/01/2019	400	414,048
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB(d)	1.85%	10/01/2019	20,000	19,957,600
				57,831,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.77%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB(d)(f)	5.38%	06/15/2020	$1,825	$1,937,603
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/2019	500	506,930
Series 2018, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(d)(e)(g)	2.14%	01/04/2024	6,525	6,525,065
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	5.25%	12/01/2018	2,500	2,519,400
Series 2009 2, RB	5.40%	12/01/2023	2,500	2,588,725
Series 2009 3, RB	5.00%	12/01/2019	2,500	2,590,000
				16,667,723

Kansas–0.63%
Dodge City (City of); Series 2009, Sales Tax RB(d)(f)	5.00%	06/01/2019	1,000	1,024,700
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/2024	500	522,800
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,541,400
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,534,550
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2021	1,000	1,086,620
				13,710,070

Kentucky–2.12%
Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(d)(e)	2.96%	02/01/2025	2,340	2,382,892
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015, Sr. RB	5.00%	07/01/2022	850	918,833
Series 2015 A, Sr. RB	5.00%	07/01/2025	1,635	1,821,079
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/2019	3,825	3,889,604
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2021	5,860	6,188,160
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2022	4,560	4,825,438
Series 2010 A, Power System RB (INS–AGM)(a)	5.00%	09/01/2023	1,000	1,057,600
Kentucky (State of) Municipal Power Agency;
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2026	2,000	2,276,180
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2027	3,380	3,842,147
Series 2015 A, Ref. Power System RB (INS–NATL)(a)	5.00%	09/01/2028	2,870	3,256,560
Louisville & Jefferson (Counties of), Kentucky Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB(d)(f)	5.00%	11/15/2019	5,890	6,123,009
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/2020	4,110	4,273,578
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(d)	2.20%	08/01/2019	3,000	3,004,800
Paducah (City of) Electric Plant Board; Series 2009 A, RB(d)(f)	5.00%	04/01/2019	2,000	2,038,100
				45,897,980

Louisiana–3.47%
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB(d)(f)	5.25%	01/01/2020	1,000	1,066,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS–AGM)(a)	4.00%	12/01/2018	1,775	1,784,212
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB(d)(f)	5.00%	10/01/2019	1,500	1,552,680
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(d)(f)	5.00%	02/01/2020	1,000	1,045,630

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB	5.25%	07/01/2020	$1,000	$1,058,950
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, Hospital RB(d)	5.00%	06/01/2025	5,000	5,713,950
Louisiana (State of); Series 2016 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2025	10,000	11,603,900
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS–AGM)(a)	5.00%	06/01/2022	14,575	16,108,873
Louisiana State University & Agricultural & Mechanical College Board of Supervisors;
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2023	3,250	3,649,847
Series 2016 A, Ref. Auxiliary RB	5.00%	07/01/2024	2,000	2,278,580
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/2019	1,100	1,112,507
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/2020	1,890	1,913,871
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/2025	1,000	1,012,510
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB(d)(f)	6.00%	01/01/2019	1,025	1,039,709
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/2019	500	505,410
New Orleans (City of);
Series 2009, Ref. Sewerage Service RB(d)(f)	6.25%	06/01/2019	1,000	1,033,840
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2019	700	716,352
Series 2014, Ref. Water RB	5.00%	12/01/2019	1,000	1,037,630
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	500	554,850
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2023	500	563,885
Series 2015, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2024	1,000	1,150,410
Series 2015, Sewerage Service RB	5.00%	06/01/2023	700	782,369
Series 2015, Sewerage Service RB	5.00%	06/01/2024	400	455,892
Series 2015, Sewerage Service RB	5.00%	06/01/2025	500	572,725
Series 2015, Sewerage Service RB	5.00%	06/01/2026	250	285,200
Series 2015, Sewerage Service RB	5.00%	06/01/2027	350	398,818
Series 2015, Water System RB	5.00%	12/01/2023	600	673,206
Series 2015, Water System RB	5.00%	12/01/2024	750	858,127
Series 2015, Water System RB	5.00%	12/01/2025	825	947,224
Series 2015, Water System RB	5.00%	12/01/2026	500	570,900
Series 2015, Water System RB	5.00%	12/01/2027	750	855,293
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(d)	4.00%	06/01/2022	2,865	3,020,541
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,031,260
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2019	2,540	2,596,134
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/2022	5,000	5,467,950
				75,019,675

Maine–0.12%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds(INS–AGM)(a)	5.00%	12/15/2019	750	752,107
Series 2008 B, Unlimited Tax GO School Bonds(INS–AGM)(a)	5.00%	12/15/2020	870	872,297
Series 2008 B, Unlimited Tax GO School Bonds(INS–AGM)(a)	5.50%	12/15/2023	950	952,831
				2,577,235

Maryland–0.80%
Maryland (State of); Series 2017 C, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2024	10,000	11,566,500
Washington Suburban Sanitary District; Second Series 2016, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	06/01/2024	4,955	5,719,210
				17,285,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–0.45%
Massachusetts (Commonwealth of); Series 2007 A, Ref. Floating Rate Limited Tax GO Bonds (3 mo. USD LIBOR + 0.55%)(e)	2.12%	11/01/2025	$2,675	$2,660,528
Massachusetts (State of) Development Finance Agency (Boston Medical Center); Series 2016 E, Ref. RB	5.00%	07/01/2026	1,090	1,248,301
Massachusetts (State of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020	115	117,357
Series 2015, Ref. RB	5.00%	04/15/2025	1,750	1,939,595
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB(d)(f)	5.00%	07/01/2019	1,095	1,125,266
Massachusetts (State of) Development Finance Agency (Suffolk University);
Series 2009, Ref. RB(d)(f)	6.00%	07/01/2019	940	973,624
Series 2009, Ref. RB	6.00%	07/01/2024	560	576,806
Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,119,110
				9,760,587

Michigan–3.38%
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS–AGC)(a)	5.00%	10/15/2023	7,150	7,403,682
Series 2009 I, Ref. RB (INS–AGC)(a)	5.25%	10/15/2024	1,040	1,079,395
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/2021	1,180	1,222,929
Series 2009 II, RB (INS–AGM)(a)	5.00%	10/15/2022	520	538,621
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2020	3,500	3,686,235
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2021	4,000	4,312,720
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(a)	5.00%	07/01/2022	10,000	11,005,300
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,080,780
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.40%)(d)(e)	1.81%	10/15/2021	7,500	7,501,950
Series 2015 D-2, Ref. Hospital Floating Rate RB (1 mo. USD LIBOR + 0.75%)(d)(e)	2.16%	10/15/2020	10,000	10,078,800
Michigan (State of) Finance Authority (Trinity Health); Series 2015, Hospital Floating Rate RB (1 mo. USD LIBOR + 0.54%)(d)(e)	1.93%	12/01/2020	10,000	10,042,000
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB(f)	5.00%	11/15/2019	1,500	1,557,525
Series 2009, Ref. RB(f)	5.50%	11/15/2018	1,000	1,007,590
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development RB(d)(f)	5.00%	05/01/2019	1,515	1,548,830
Series 2009 A, City of Grand Rapids Downtown Development RB(d)(f)	5.13%	05/01/2019	300	306,942
Series 2009 A, City of Grand Rapids Downtown Development RB(d)(f)	5.25%	05/01/2019	500	511,975
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2019	3,000	3,113,790
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/2023	1,500	1,557,420
Regents of the University of Michigan; Series 2017 A, Ref. RB	5.00%	04/01/2024	3,480	4,011,988
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB(f)	5.50%	08/01/2019	490	506,787
				73,075,259

Minnesota–0.99%
Maple Grove (City of) (Maple Grove Hospital Corp.);
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2023	500	555,995
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2024	1,200	1,355,232
Series 2017, Ref. Health Care Facilities RB	5.00%	05/01/2025	800	913,992
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2023	1,500	1,704,255
Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2024	1,780	2,048,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/2019	$1,400	$1,439,354
Series 1995 B, Health Care RB (INS–AGM)(a)	5.00%	08/15/2021	1,350	1,431,635
Series 2010 A, Health Care Facilities RB	5.00%	08/15/2020	730	774,289
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2009 A, Ref. Sr. RB	5.00%	01/01/2020	1,000	1,010,890
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,565,220
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,330,408
Series 2016 C, Sr. Airport RB	4.00%	01/01/2021	175	183,796
Series 2016 C, Sr. Airport RB	5.00%	01/01/2022	250	275,000
Series 2016 C, Sr. Airport RB	5.00%	01/01/2023	225	253,109
Series 2016 C, Sr. Airport RB	5.00%	01/01/2024	200	229,164
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	4.00%	02/15/2020	1,500	1,545,525
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(a)	5.00%	02/15/2021	1,500	1,569,000
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB(d)(f)	4.50%	10/01/2019	1,000	1,029,290
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB(d)(f)	5.25%	02/01/2019	2,175	2,206,733
				21,421,062

Mississippi–0.62%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB(d)(f)	4.63%	09/01/2019	1,695	1,744,765
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(a)	5.00%	07/01/2024	1,000	1,025,810
Mississippi Business Finance Corp. (Chevron USA Inc.); Series 2011 D, VRD Gulf Opportunity Zone IDR(b)	1.54%	11/01/2035	10,700	10,700,000
				13,470,575

Missouri–0.90%
Kansas City (City of);
Series 2010 B, Ref. Special Obligation RB	4.13%	01/01/2021	2,000	2,055,940
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2023	1,500	1,689,105
Series 2017 C, Ref. Special Obligation RB	5.00%	09/01/2024	2,675	3,049,607
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/2019	1,000	1,023,950
Series 2010 B, Health Facilities RB	5.00%	06/01/2021	4,645	4,895,737
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,071,660
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. Power Project RB	5.00%	06/01/2027	2,600	2,976,428
Series 2015 A, Ref. Power Project RB	5.00%	12/01/2027	1,140	1,299,007
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/2023	1,385	1,475,025
				19,536,459

Montana–0.16%
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,029,400
Series 2010 B, Ref. RB	5.00%	01/01/2019	2,500	2,526,975
				3,556,375

Nebraska–0.95%
Central Plains Energy Project (No. 3); Series 2012, Gas Project RB	5.00%	09/01/2022	3,420	3,748,115
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/2023	1,250	1,391,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of) Public Power District; Series 2016 A, Ref. Electric System RB	5.00%	02/01/2025	$13,270	$15,418,148
				20,557,825

Nevada–1.00%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2015, Ref. Passenger Facility Charge RB	5.00%	07/01/2022	2,000	2,218,120
Clark (County of);
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2022	1,000	1,027,140
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2023	4,000	4,108,240
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2024	1,855	1,904,881
Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(a)	5.00%	07/01/2025	1,500	1,540,335
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,225,911
Nevada (State of); Series 2016, Ref. Highway Improvement RB	5.00%	12/01/2024	5,740	6,657,482
				21,682,109

New Hampshire–0.07%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	569,048
Series 2011, RB	5.50%	10/01/2026	510	555,910
New Hampshire (State of) Housing Finance Authority; Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/2029	465	473,305
				1,598,263

New Jersey–4.16%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB(d)(f)	5.00%	06/01/2020	1,500	1,584,960
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,357,445
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–NATL)(a)	5.50%	09/01/2022	5,000	5,550,050
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,022,220
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,627,560
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, Transportation System RB (INS–AGC)(a)	5.50%	12/15/2021	6,000	6,590,640
Series 2006 A, Transportation System RB (INS–AGM)(a)	5.25%	12/15/2021	1,820	1,983,090
Series 2010 D, Transportation System RB	5.25%	12/15/2023	3,305	3,685,835
Series 2011 B, Transportation System RB	5.00%	06/15/2019	1,000	1,023,320
Series 2011 B, Transportation System RB	5.00%	06/15/2020	1,000	1,050,130
Series 2011 B, Transportation System RB	5.00%	06/15/2021	1,000	1,067,480
Series 2013 AA, Transportation Program RB	5.00%	06/15/2021	6,000	6,404,880
Series 2014, Transportation Program Floating Rate RN (SIFMA Municipal Swap Index + 1.00%)(d)(e)	2.56%	12/15/2019	2,000	2,001,640
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2023	8,500	9,350,425
Series 2018 A, Ref. Federal Highway Reimbursement RB	5.00%	06/15/2024	7,750	8,627,145
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2024	4,500	5,009,310
New Jersey (State of) Turnpike Authority;
Series 2009 H, Turnpike RB(d)(f)	5.00%	01/01/2019	675	682,526
Series 2009 H, Turnpike RB(d)(f)	5.00%	01/01/2019	785	793,753
Series 2009 H, Turnpike RB(d)(f)	5.00%	01/01/2019	1,215	1,228,547
Series 2009 H, Turnpike RB	5.00%	01/01/2020	1,325	1,339,469
Series 2017 C-6, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.75%)(d)(e)	2.21%	01/01/2023	10,000	10,101,400
Series 2017 D-4, Ref. Turnpike Floating Rate RB (1 mo. USD LIBOR + 0.70%)(e)	2.16%	01/01/2024	5,000	5,021,750
New Jersey Transit Corp.; Series 2014 A, Grant Anticipation RB	5.00%	09/15/2018	5,000	5,004,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Newark (City of) Housing Authority;
Series 2009, City-Secured Police Facility RB(d)(f)	5.00%	12/01/2019	$770	$801,486
Series 2009, City-Secured Police Facility RB (INS–AGC)(a)	5.00%	12/01/2021	360	372,643
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,344,460
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,257,700
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,142,130
				90,026,494

New Mexico–1.33%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 B, Ref. PCR(d)	2.13%	06/01/2022	4,500	4,421,070
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/2022	2,275	2,336,197
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.75%)(d)(e)	2.15%	08/01/2019	22,000	22,023,320
				28,780,587

New York–8.19%
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/2019	365	368,960
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,293,831
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,367,072
Long Island (City of) Power Authority;
Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%)(d)(e)	2.11%	11/01/2018	7,000	7,001,190
Series 2015 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.88%)(d)(e)	2.34%	11/01/2018	7,000	7,002,380
Series 2016 B, Ref. Electric System RB	5.00%	09/01/2024	2,485	2,855,365
Series 2017, Electric System General RB	5.00%	09/01/2025	1,000	1,163,580
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,659,900
Metropolitan Transportation Authority;
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(d)(e)	2.22%	02/01/2022	4,025	4,061,265
Subseries 2008 A-2A, Ref. Dedicated Tax Fund Floating Rate RB (SIFMA Municipal Swap Index + 0.45%)(d)(e)	2.01%	06/01/2022	14,780	14,773,201
Subseries 2012 A-2, Transportation Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(d)(e)	2.14%	06/01/2019	17,000	17,022,440
Subseries 2012 G-4, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.55%)(d)(e)	1.95%	11/01/2022	12,000	12,006,120
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB(f)	5.25%	03/01/2019	1,585	1,613,530
New York (City of) Industrial Development Agency (Yankee Stadium);
Series 2006, PILOT RB (INS–FGIC) (CPI Rate + 0.87%)(a)(e)	3.74%	03/01/2025	1,025	1,026,210
Series 2006, PILOT RB (INS–FGIC) (CPI Rate + 0.88%)(a)(e)	3.75%	03/01/2026	2,725	2,706,797
Series 2006, PILOT RB (INS–FGIC) (CPI Rate + 0.89%)(a)(e)	3.76%	03/01/2027	5,500	5,418,270
New York (City of) Transitional Finance Authority; Subseries 2014 C, Future Tax Sec. RB	5.00%	11/01/2023	5,000	5,707,500
New York (City of); Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2019	10,000	10,297,900
New York (State of) Dormitory Authority (General Purpose); Series 2017 B, Ref. State Personal Income Tax RB	5.00%	02/15/2026	7,000	8,223,460
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,410,300
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,413,730
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	513,735
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(d)(f)	5.50%	07/01/2019	2,925	3,016,260
New York (State of) Dormitory Authority (Personal Income Tax); Series 2015 E, Ref. RB	5.00%	03/15/2023	4,000	4,511,400
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB(d)(f)	5.75%	10/01/2018	1,000	1,003,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Energy Research & Development Authority (Niagara Mohawk Power Corp.); Series 2004 A, VRD PCR (INS–SGI)(a)(b)	4.25%	07/01/2029	$1,840	$1,840,000
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	902,741
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,170,670
New York State Urban Development Corp.;
Series 2015 A, Ref. Personal Income Tax RB	5.00%	03/15/2023	10,000	11,278,500
Series 2017 A, Ref. State Personal Income Tax RB	5.00%	03/15/2024	10,000	11,477,900
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(a)	4.00%	10/01/2019	205	207,470
Triborough Bridge & Tunnel Authority;
Series 2017 B, Ref. General RB	5.00%	11/15/2024	1,100	1,283,656
Subseries 2016 B-4A, Ref. General Floating Rate RB (1 mo. USD LIBOR + 0.70%)(d)(e)	2.10%	02/01/2021	13,475	13,604,360
TSASC, Inc.;
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2024	4,500	5,072,130
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2025	5,000	5,700,700
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds(d)(f)	5.00%	11/15/2020	500	536,165
Series 2010 A, Unlimited Tax GO Bonds(INS–AGM)(a)	5.00%	11/15/2020	655	700,175
				177,212,033

North Carolina–1.07%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2009 A, Ref. Health Care RB	5.00%	01/15/2020	3,500	3,542,455
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB	5.00%	07/01/2026	425	501,704
Series 2017 C, Ref. Airport RB	5.00%	07/01/2026	800	944,384
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	1.46%	12/01/2021	1,645	1,645,000
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB(f)	6.00%	01/01/2019	70	71,009
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. Electric RB	5.00%	01/01/2028	1,615	1,860,238
Series 2015 B, Ref. Electric RB	5.00%	01/01/2022	1,875	2,054,887
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. Sr. Lien Triangle Expressway System RB	5.00%	01/01/2025	1,500	1,700,160
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(a)	5.00%	01/01/2024	1,150	1,295,452
Series 2017, Ref. Sr. Lien Triangle Expressway System RB (INS–AGM)(a)	5.00%	01/01/2026	1,350	1,554,997
University of North Carolina at Chapel Hill; Series 2012, Floating Rate RB (1 mo. USD LIBOR + 0.40%)(d)(e)	1.80%	11/09/2022	8,000	8,044,560
				23,214,846

Ohio–2.81%
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2018	2,000	2,000,000
Series 2010 B, Hospital Facilities RB	5.00%	09/01/2020	2,920	3,082,936
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2009 C, RB(d)(f)	5.00%	02/15/2020	2,850	2,981,528
Series 2018 A, RB(d)	2.25%	08/15/2021	2,500	2,487,975
Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(a)	5.25%	01/01/2021	3,980	4,242,003
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2019	2,000	2,019,740
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2020	4,000	4,042,880
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2023	2,000	2,020,280
Series 2009 C, Airport System RB (INS–AGC)(a)	5.00%	01/01/2027	1,000	1,010,140
Series 2011 A, Airport System RB	5.00%	01/01/2022	2,315	2,451,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	5.00%	12/01/2018	$170	$171,248
Series 2011 A, Hospital Facilities RB(d)(f)	5.75%	06/01/2021	250	275,560
Lancaster Port Authority; Series 2014, Ref. Gas Supply Floating Rate RB (1 mo. USD LIBOR + 0.72%)(d)(e)	2.12%	08/01/2019	11,000	11,010,340
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB(d)(f)	4.75%	01/01/2019	3,000	3,031,050
Series 2009 B-1, Hospital RB(d)(f)	4.75%	01/01/2019	1,000	1,010,350
Series 2009 B-1, Hospital RB(d)(f)	5.00%	01/01/2019	1,000	1,011,150
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/2024	1,000	1,069,360
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2026	1,205	1,413,308
Series 2017, Ref. Hospital Facilities RB	5.00%	01/01/2027	3,000	3,557,790
Ohio (State of) Water Development Authority; Series 2017 B, Water Floating Rate PCR (SIFMA Municipal Swap Index + 0.22%)(e)	1.78%	12/01/2020	10,000	10,000,000
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/2019	1,825	1,898,018
				60,787,357

Oklahoma–0.38%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,878,300
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/2019	2,000	2,053,280
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/2020	1,000	1,017,090
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/2019	2,165	2,177,427
				8,126,097

Oregon–0.46%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(f)	5.00%	04/01/2019	500	509,810
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	1,000	1,080,310
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(h)	0.00%	06/15/2023	2,500	2,247,600
Tri-County Metropolitan Transportation District;
Series 2017 A, Ref. RB	5.00%	10/01/2025	3,065	3,541,638
Series 2017 A, Ref. RB	5.00%	10/01/2026	1,100	1,284,987
Series 2017 A, Ref. RB	5.00%	10/01/2027	1,100	1,295,569
				9,959,914

Pennsylvania–5.14%
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2022	2,250	2,458,777
Series 2018 A, Ref. RB	5.00%	04/01/2023	2,000	2,220,200
Bethlehem (City of);
Series 2014, Ref. Gtd. Water RB (INS–BAM)(a)	5.00%	11/15/2020	1,475	1,572,778
Series 2014, Ref. Gtd. Water RB (INS–BAM)(a)	5.00%	11/15/2021	1,400	1,527,484
Commonwealth Financing Authority;
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2025	5,500	6,234,580
Series 2018, Tobacco Master Settlement Payment RB	5.00%	06/01/2026	2,000	2,281,740
Delaware Valley Regional Financial Authority; Series 2018 B, Floating Rate RB (SIFMA Municipal Swap Index + 0.42%)(d)(e)	1.98%	09/01/2022	4,000	4,001,160
DuBois (City of) Hospital Authority (Penn Highlands Healthcare;
Series 2018, Ref. Hospital RB	5.00%	07/15/2019	500	513,685
Series 2018, Ref. Hospital RB	5.00%	07/15/2020	500	528,200
Series 2018, Ref. Hospital RB	5.00%	07/15/2021	500	540,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of) Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	$1,350	$1,490,873
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,181,313
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,139,440
Series 2018 C, Floating Rate RB (SIFMA Municipal Swap Index + 0.72%)(d)(e)	2.28%	09/01/2023	4,700	4,700,047
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,082,150
Montgomery (County of) Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB(d)	2.55%	06/01/2020	5,000	5,000,750
Series 1999 A, Ref. RB(d)	2.50%	04/01/2020	6,000	6,000,840
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	555,235
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	564,220
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/2019	3,000	3,031,950
Series 2009, RB	5.00%	08/01/2021	775	785,083
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,674,675
Pennsylvania (State of) Turnpike Commission;
Series 2009 B, Sub. RB(d)(f)	5.00%	06/01/2019	3,550	3,639,034
Series 2009 B, Sub. RB(d)(f)	5.25%	06/01/2019	2,500	2,567,250
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,678,080
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,708,305
Series 2013 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.15%)(e)	2.71%	12/01/2019	3,300	3,328,083
Series 2015 A-2, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.65%)(e)	2.21%	12/01/2018	11,545	11,548,925
Series 2018 A-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.43%)(e)	1.99%	12/01/2021	4,000	4,001,080
Philadelphia (City of) Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,479,162
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,480,480
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,334,414
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds(d)(f)	5.25%	08/01/2019	530	547,214
Series 2009 A, Ref. Unlimited Tax GO Bonds(d)(f)	5.25%	08/01/2019	265	273,607
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS–AGC)(a)	4.50%	08/01/2020	2,150	2,201,879
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS–AGC)(a)	5.25%	08/01/2021	2,235	2,306,364
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS–AGC)(a)	5.25%	08/01/2022	4,470	4,611,922
Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(a)	5.00%	06/15/2019	1,000	1,025,760
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds(f)	4.00%	09/01/2019	860	879,144
Series 2009 A, Limited Tax GO Bonds(INS–AGC)(a)	4.00%	09/01/2019	2,245	2,292,527
Reading (City of);
Series 2008, Unlimited Tax GO Bonds(d)(f)	5.63%	11/01/2018	440	442,790
Series 2008, Unlimited Tax GO Bonds(d)(f)	5.63%	11/01/2018	1,060	1,066,720
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB(d)(f)	6.00%	07/01/2020	500	536,530
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	5.00%	11/15/2018	2,645	2,662,087
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds(d)(f)	5.50%	10/01/2018	500	501,445
				111,198,462

Rhode Island–0.61%
Rhode Island Commerce Corp.; Series 2016 A, Ref. Grant Anticipation RB	5.00%	06/15/2023	1,750	1,970,167
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(d)(f)	6.13%	05/15/2019	500	515,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Rhode Island Health & Educational Building Corp. (University of Rhode Island — Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(a)	5.25%	09/15/2029	$1,265	$1,306,606
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,742,686
Series 2015 A, Ref. RB	5.00%	06/01/2027	1,600	1,792,816
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,135,290
Series 2015 B, Ref. RB	2.25%	06/01/2041	2,705	2,704,865
				13,167,945

South Carolina–0.30%
Piedmont Municipal Power Agency; Series 2009 A-4, Ref. Electric RB	5.00%	01/01/2020	2,000	2,081,320
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,572,763
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/2018	335	335,536
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB(f)	5.00%	08/01/2021	1,300	1,410,305
				6,399,924

South Dakota–0.31%
Rapid City (City of);
Series 2009, Water RB(i)	5.00%	11/01/2021	1,170	1,211,640
Series 2009, Water RB(i)	5.00%	11/01/2024	1,620	1,677,656
Series 2009, Water RB(i)	5.00%	11/01/2025	1,650	1,708,724
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB(d)(f)	5.00%	09/01/2020	1,000	1,062,850
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024	1,000	1,035,120
				6,695,990

Tennessee–1.39%
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2023	1,800	2,010,978
Greeneville (Town of) Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2024	2,000	2,233,460
Series 2018 A, Ref. Hospital RB	5.00%	07/01/2025	2,000	2,223,820
Jackson (City of); Series 2008, Ref. Hospital Improvement RB	5.25%	04/01/2023	260	260,705
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022	2,165	2,333,632
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2020	860	900,394
Series 2012, Ref. & Improvement RB	5.00%	07/01/2021	885	943,401
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,095,705
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2018	4,800	4,800,000
Series 2006 A, Gas RB	5.25%	09/01/2021	4,385	4,760,531
Series 2006 C, Gas RB	5.00%	02/01/2022	3,090	3,351,136
Series 2018, Gas RB(d)	4.00%	11/01/2025	4,000	4,242,520
				30,156,282

Texas–12.19%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2022	350	380,867
Series 2017, Ref. First Tier Convention Center RB	5.00%	01/01/2025	500	566,100
Series 2017, Ref. Sub. Second Tier Convention Center RB	5.00%	01/01/2025	400	451,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB(f)	5.00%	05/01/2019	$2,500	$2,555,000
Series 2009, Ref. Waterworks System RB(d)(f)	5.00%	05/01/2019	2,500	2,555,000
Series 2009, Ref. Waterworks System RB(d)(f)	5.00%	05/01/2019	2,500	2,555,000
Series 2009, Ref. Waterworks System RB(d)(f)	5.00%	05/01/2019	2,500	2,555,000
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/2023	750	833,370
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds(d)(f)	5.00%	08/15/2019	1,100	1,133,649
Fort Worth (City of); Series 2015 A, Ref. & Improvement Water & Sewer System RB	5.00%	02/15/2022	6,975	7,672,918
Fort Worth Independent School District;
Series 2015, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2023	9,945	11,194,092
Series 2015, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2024	4,700	5,374,309
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/2021	1,000	1,069,610
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, Sub. Tier Toll RB(d)	5.00%	10/01/2023	5,000	5,630,000
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.70%)(e)	2.26%	06/01/2019	2,065	2,072,744
Series 2014 B, Hospital Floating Rate RB (SIFMA Municipal Swap Index + 0.58%)(d)(e)	2.14%	12/01/2019	11,000	11,029,150
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB(f)	5.00%	02/15/2019	1,000	1,015,340
Series 2009, Ref. RB(d)(f)	5.63%	02/15/2019	2,500	2,545,250
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/2019	485	503,542
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	5.00%	10/01/2024	1,750	1,805,965
Series 2015, Floating Rate RB (1 mo. USD LIBOR + 0.85%)(d)(e)	2.26%	06/01/2020	5,000	5,038,900
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(a)	5.00%	05/15/2023	1,500	1,533,465
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	572,375
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	926,042
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(f)	5.00%	12/01/2019	4,000	4,158,520
Houston (City of);
Series 2014 C, Ref. First Lien Combined Utility System RB	5.00%	05/15/2024	3,685	4,227,911
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2022	8,000	8,793,520
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2023	5,000	5,608,950
Series 2016 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2024	5,060	5,766,275
Series 2018 C, Ref. First Lien Combined Utility System Floating Rate RB (1 mo. USD LIBOR + 0.36%)(d)(e)	1.82%	08/01/2021	3,000	2,999,220
Katy (City of) Independent School District; Series 2015 C, Ref. Unlimited Tax GO Floating Rate Bonds (CEP–Texas Permanent School Fund) (1 mo. USD LIBOR + 0.55%)(d)(e)	1.93%	08/15/2019	17,600	17,633,264
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB(d)(f)	5.75%	08/15/2019	365	378,542
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs.(d)(f)	5.00%	10/01/2018	1,230	1,233,112
Leander Independent School District; Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(h)	0.00%	08/15/2027	5,675	4,370,544
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2023	1,900	2,143,219
Series 2018, Ref. Transmission Contract RB	5.00%	05/15/2024	2,430	2,783,808
Lower Colorado River Authority;
Series 2009, Ref. RB(d)(f)	5.25%	05/15/2019	5	5,120
Series 2009, Ref. RB(d)(f)	5.25%	05/15/2019	30	30,719
Series 2009, Ref. RB(d)(f)	5.25%	05/15/2019	10	10,240
Series 2014, Ref. RB	5.25%	05/15/2029	455	465,966
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil); Series 2010, VRD RB(b)	1.54%	11/01/2038	1,318	1,318,000
Mission Economic Development Corp. (Waste Management, Inc.); Series 2006, Solid Waste Disposal RB	1.80%	12/01/2018	3,000	2,998,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (CHF–Collegiate Housing College Station I, LLC–Texas A&M University); Series 2014 A, Student Housing RB (INS–AGM)(a)	4.00%	04/01/2020	$325	$333,427
North East Texas Regional Mobility Authority; Series 2016, Sr. Lien RB	5.00%	01/01/2026	1,870	2,128,640
North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(a)	5.00%	12/15/2024	2,000	2,081,720
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB(d)(f)	5.38%	01/01/2019	1,625	1,644,532
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	375	379,275
Series 2011 A, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(d)(e)	2.36%	01/01/2019	8,000	8,000,800
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/2019	500	505,490
Series 2014 C, Ref. First Tier Floating Rate RB (SIFMA Municipal Swap Index + 0.67%)(d)(e)	2.23%	01/01/2020	9,600	9,609,408
Northside Independent School District (School Building); Series 2012, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)(d)	1.75%	06/01/2022	3,270	3,209,341
Northwest Independent School District; Series 2015 B, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/2025	2,525	2,927,864
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(d)(f)	5.25%	02/15/2019	1,000	1,016,450
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(d)(f)	5.00%	02/15/2019	495	502,593
Series 2009, Ref. & Improvement Limited Tax GO Bonds(INS–AGC)(a)	5.00%	02/15/2024	5	5,073
San Antonio (City of);
Series 2012, Ref. Electric & Gas Systems RB	5.25%	02/01/2024	1,070	1,238,397
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2022	3,350	3,686,172
Series 2016, Ref. Electric & Gas Systems RB	5.00%	02/01/2023	6,500	7,306,585
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/2022	595	613,219
Series 2009 A, Hospital RB (INS–AGC)(a)	5.00%	09/01/2024	1,280	1,318,182
Texas (State of) (Transportation Commission); Series 2014, Unlimited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.38%)(d)(e)	1.94%	10/01/2018	5,000	5,000,800
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB(b)	1.56%	05/01/2042	1,310	1,310,000
Texas (State of) Transportation Commission (State Highway Fund); Series 2015, Ref. First Tier RB	5.00%	10/01/2023	3,200	3,640,928
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,795,575
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,891,975
Texas A&M University System Board of Regents; Series 2016 E, Ref. Financing System RB	5.00%	05/15/2025	5,000	5,846,550
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,700	6,605,274
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2019	3,500	3,629,010
Series 2012, Gas Supply RB	5.00%	12/15/2021	5,485	5,957,039
Series 2012, Gas Supply RB	5.00%	12/15/2022	500	553,180
Series 2012, Gas Supply RB	5.00%	12/15/2023	8,050	8,885,429
Texas State University Board of Regents;
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2023	2,150	2,422,899
Series 2017 A, Ref. Financing System RB	5.00%	03/15/2024	4,000	4,577,680
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB(f)	5.00%	07/01/2021	1,285	1,388,031
University of Houston; Series 2017 A, Ref. Consolidated RB	5.00%	02/15/2025	5,760	6,679,008
University of Texas System Board of Regents;
Series 2010, Ref. Financing System RB	5.00%	08/15/2021	5,340	5,821,401
Series 2017 C, Ref. Financing System RB	5.00%	08/15/2024	8,475	9,805,744
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB(d)(f)	5.00%	09/01/2019	900	928,368
Series 2009, Tax Increment Allocation Contract RB(d)(f)	5.10%	09/01/2019	1,455	1,502,288
Series 2009, Tax Increment Allocation Contract RB(d)(f)	5.38%	09/01/2019	450	465,831
				263,708,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–0.21%
Utah (County of) (IHC Health Services, Inc.); Series 2018 B, Hospital RB(d)	5.00%	08/01/2024	$4,000	$4,519,880

Virgin Islands–0.38%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB(g)	5.00%	09/01/2022	2,220	2,366,809
Series 2015, RB(g)	5.00%	09/01/2023	1,500	1,614,270
Series 2015, RB(g)	5.00%	09/01/2024	1,650	1,781,752
Series 2015, RB(g)	5.00%	09/01/2025	1,500	1,625,850
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS–AGM)(a)	5.00%	07/01/2022	780	816,637
				8,205,318

Virginia–1.52%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/2023	500	509,840
Norfolk (City of); Series 2017, Ref. Water RB	5.00%	11/01/2022	10,000	11,224,300
Virginia (State of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, Educational Facilities RB	5.00%	02/01/2024	4,075	4,671,336
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB(d)(f)	5.00%	10/01/2018	1,315	1,318,432
Virginia Commonwealth Transportation Board;
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	03/15/2024	1,500	1,723,365
Series 2016, Federal Transportation Grant Anticipation RB	5.00%	09/15/2024	1,015	1,175,847
Series 2017, Ref. Federal Transportation Grant Anticipation RB	5.00%	09/15/2023	5,000	5,698,650
Series 2017, Transportation Capital Project RB	5.00%	05/15/2025	5,640	6,602,522
				32,924,292

Washington–3.90%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB(d)(f)	5.00%	01/01/2019	500	505,410
Series 2009, Ref. Electric System RB(d)(f)	5.00%	01/01/2019	300	303,246
Cowlitz (County of) (Cowlitz Sewer Operating Board –Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(a)	5.50%	11/01/2019	1,755	1,791,206
Energy Northwest (Project #3);
Series 2017 A, Ref. Electric RB	5.00%	07/01/2025	19,000	22,247,480
Series 2018 C, Ref. Electric RB	5.00%	07/01/2023	4,000	4,535,120
Everett (City of); Series 2014, Ref. Limited Tax GO Floating Rate Bonds (SIFMA Municipal Swap Index + 0.40%)(d)(e)	1.96%	12/01/2019	5,710	5,716,395
King (County of); Series 2015 E, Ref. Limited Tax GO Bonds	5.00%	12/01/2022	5,520	6,206,412
Seattle (City of);
Series 2015 A, Ref. Limited Tax GO Bonds	5.00%	06/01/2023	4,000	4,541,800
Series 2018 B-1, Ref. Municipal Light & Power Floating Rate RB (SIFMA Municipal Swap Index + 0.29%)(d)(e)	1.85%	11/01/2021	7,500	7,501,650
Seattle (Port of); Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,325,380
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(g)	2.13%	06/01/2020	3,000	2,999,190
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(d)(e)	2.96%	01/01/2025	5,650	5,737,970
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. Floating Rate RB (1 mo. USD LIBOR + 1.10%)(d)(e)	2.49%	07/01/2022	5,000	5,061,650
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020	500	533,035
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB(d)(f)	5.38%	04/01/2019	1,050	1,072,229
Series 2010 A, Ref. RB(f)	5.00%	04/01/2019	1,810	1,844,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2022	$2,100	$2,313,843
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,801,325
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,178,812
Washington (State of); Series 2015, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	08/01/2024	2,735	3,156,874
				84,373,507

West Virginia–0.95%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(d)	1.63%	10/01/2018	10,000	9,997,800
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2008 C, Ref. PCR	3.25%	05/01/2019	5,255	5,260,938
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB(d)(f)	5.38%	12/01/2018	1,190	1,200,805
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.53%)(d)(e)	2.09%	10/01/2019	4,000	4,004,880
				20,464,423

Wisconsin–0.58%
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group);
Series 2018 B-3, Ref. RB(d)	5.00%	01/31/2024	2,495	2,824,689
Series 2018 C-1, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 0.35%)(d)(e)	1.91%	07/28/2021	5,000	5,001,200
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	5.00%	04/01/2019	750	764,370
Series 2009 C, RB(d)(f)	5.00%	04/01/2019	750	764,715
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.75%	10/01/2018	880	881,294
Series 2008 B-3, RB	3.75%	10/01/2018	1,125	1,126,654
Series 2008 B-3, RB	4.00%	10/01/2019	1,145	1,171,495
				12,534,417

Wyoming–0.13%
Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB(f)	5.00%	12/01/2018	545	549,398
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,200	1,238,448
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(a)	5.00%	01/01/2024	1,000	1,124,890
				2,912,736
TOTAL INVESTMENTS IN SECURITIES(j)–99.20% (Cost $2,128,143,257)				2,146,856,689
OTHER ASSETS LESS LIABILITIES–0.80%				17,289,399
NET ASSETS–100.00%				$2,164,146,088

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
GO	– General Obligation
Gtd.	– Guaranteed

IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding

RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $19,183,804, which represented less than 1% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)	Security subject to crossover refunding.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.5%

Open Futures Contracts(a) — Interest Rate Risk
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	575	December-2018	$(69,152,734)	$(172,072)	$(172,072)

(a)	Futures contracts collateralized by $660,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2018

Revenue Bonds	77.6%
General Obligation Bonds	14.3
Pre-Refunded Bonds	7.2
Other	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $2,128,143,257)	$2,146,856,689
Cash	21,651
Receivable for:
Cash collateral — exchange-traded futures contracts	660,000
Investments sold	8,780,115
Fund shares sold	4,687,031
Interest	19,007,463
Investment for trustee deferred compensation and retirement plans	240,899
Other assets	110,273
Total assets	2,180,364,121

Liabilities:
Other investments:
Variation margin payable — futures contracts	62,891
Payable for:
Investments purchased	7,500,000
Dividends	990,054
Fund shares reacquired	6,595,646
Accrued fees to affiliates	697,740
Accrued trustees’ and officers’ fees and benefits	7,264
Accrued other operating expenses	96,550
Trustee deferred compensation and retirement plans	267,888
Total liabilities	16,218,033
Net assets applicable to shares outstanding	$2,164,146,088

Net assets consist of:
Shares of beneficial interest	$2,172,941,349
Undistributed net investment income	5,274,638
Undistributed net realized gain (loss)	(32,611,259)
Net unrealized appreciation	18,541,360
$2,164,146,088

Net Assets:
Class A	$961,710,786
Class A2	$53,946,173
Class C	$249,379,836
Class Y	$700,128,365
Class R5	$12,104,394
Class R6	$186,876,534

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	85,888,294
Class A2	4,815,146
Class C	22,284,445
Class Y	62,561,960
Class R5	1,081,606
Class R6	16,702,262
Class A:
Net asset value per share	$11.20
Maximum offering price per share
(Net asset value of $11.20 ÷ 99.00%)	$11.31
Class A2:
Net asset value per share	$11.20
Maximum offering price per share
(Net asset value of $11.20 ÷ 97.50%)	$11.49
Class C:
Net asset value and offering price per share	$11.19
Class Y:
Net asset value and offering price per share	$11.19
Class R5:
Net asset value and offering price per share	$11.19
Class R6:
Net asset value and offering price per share	$11.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Limited Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$30,209,162

Expenses:
Advisory fees	2,628,557
Administrative services fees	234,500
Custodian fees	8,890
Distribution fees:
Class A	1,262,368
Class C	1,392,086
Transfer agent fees — A, A2, C and Y	906,713
Transfer agent fees — R5	5,167
Transfer agent fees — R6	16,082
Trustees’ and officers’ fees and benefits	25,150
Registration and filing fees	100,971
Reports to shareholders	71,347
Professional services fees	49,586
Other	96,228
Total expenses	6,797,645
Less: Expense offset arrangement(s)	(568)
Net expenses	6,797,077
Net investment income	23,412,085

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(8,317,713)
Futures contracts	217,092
(8,100,621)
Change in net unrealized appreciation (depreciation) of:
Investment securities	3,858,722
Futures contracts	(172,072)
3,686,650
Net realized and unrealized gain (loss)	(4,413,971)
Net increase in net assets resulting from operations	$18,998,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$23,412,085	$46,131,092
Net realized gain (loss)	(8,100,621)	(7,696,500)
Change in net unrealized appreciation (depreciation)	3,686,650	(15,635,824)
Net increase in net assets resulting from operations	18,998,114	22,798,768

Distributions to shareholders from net investment income:
Class A	(10,090,208)	(19,489,858)
Class A2	(629,343)	(1,285,499)
Class C	(1,744,342)	(3,413,701)
Class Y	(8,024,938)	(17,866,592)
Class R5	(128,476)	(214,732)
Class R6	(2,073,972)	(391,264)
Total distributions from net investment income	(22,691,279)	(42,661,646)

Share transactions–net:
Class A	(84,996,130)	(217,475,031)
Class A2	(3,494,903)	(14,112,643)
Class C	(54,992,899)	(83,579,383)
Class Y	(35,906,160)	(57,071,914)
Class R5	1,880,481	(569,342)
Class R6	20,053,004	168,297,902
Net increase (decrease) in net assets resulting from share transactions	(157,456,607)	(204,510,411)
Net increase (decrease) in net assets	(161,149,772)	(224,373,289)

Net assets:
Beginning of period	2,325,295,860	2,549,669,149
End of period (includes undistributed net investment income of $5,274,638 and $4,553,832, respectively)	$2,164,146,088	$2,325,295,860

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is federal tax-exempt current income.

The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value.

As of the close of business on October 30, 2002, Class A2 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

29                         Invesco Limited Term Municipal Income Fund

and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and

30                         Invesco Limited Term Municipal Income Fund

liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.30%
Over $500 million up to and including $1 billion	0.25%
Over $1 billion	0.20%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.23%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

31                         Invesco Limited Term Municipal Income Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $38,942 and $127 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively. Also, $54,333 and $4,035 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,146,856,689	$—	$2,146,856,689
Other Investments — Liabilities*
Futures Contracts	(172,072)	—	—	(172,072)
Total Investments	$(172,072)	$2,146,856,689	$—	$2,146,684,617

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

32                         Invesco Limited Term Municipal Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(172,072)
Derivatives not subject to master netting agreements	172,072
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$217,092
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(172,072)
Total	$45,020

The table below summarizes the two months average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$69,686,398

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Fund engaged in securities purchases of $152,271,237 and securities sales of $193,091,814, which did not result in net realized gains (losses).

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $568.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

33                         Invesco Limited Term Municipal Income Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$18,795,071	$5,715,567	$24,510,638

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $257,314,461 and $435,440,596, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$24,132,867
Aggregate unrealized (depreciation) of investments	(5,591,507)
Net unrealized appreciation of investments	$18,541,360

Cost of investments is the same for tax and financial reporting purposes.

34                         Invesco Limited Term Municipal Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	8,743,491	$97,919,135	27,900,934	$317,089,285
Class A2	51,480	577,131	689,094	7,853,213
Class C	1,684,806	18,853,498	9,704,662	110,250,801
Class Y	11,281,529	126,244,479	49,052,104	556,104,940
Class R5	404,318	4,521,541	263,724	2,997,331
Class R6(b)	3,798,483	42,498,988	15,359,959	173,353,027

Issued as reinvestment of dividends:
Class A	692,152	7,749,600	1,306,796	14,825,623
Class A2	43,532	487,480	88,188	1,001,546
Class C	135,312	1,513,829	262,498	2,976,711
Class Y	456,958	5,112,452	991,637	11,246,297
Class R5	1,695	18,961	3,410	38,556
Class R6	164,233	1,837,262	34,218	383,812

Reacquired:
Class A	(17,025,500)	(190,664,865)	(48,436,602)	(549,389,939)
Class A2	(407,131)	(4,559,514)	(2,023,437)	(22,967,402)
Class C	(6,734,866)	(75,360,226)	(17,347,674)	(196,806,895)
Class Y	(14,950,031)	(167,263,091)	(55,160,963)	(624,423,151)
Class R5	(237,700)	(2,660,021)	(317,613)	(3,605,229)
Class R6	(2,170,355)	(24,283,246)	(484,276)	(5,438,937)
Net increase (decrease) in share activity	(14,067,594)	$(157,456,607)	(18,113,341)	$(204,510,411)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of April 4, 2017.

35                         Invesco Limited Term Municipal Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/18	$11.22	$0.12	$(0.03)	$0.09	$(0.11)	$11.20	0.83%	$961,711	0.62	%(d)	0.62	%(d)	2.06	%(d)	15%
Year ended 02/28/18	11.31	0.21	(0.10)	0.11	(0.20)	11.22	0.93	1,048,359	0.62		0.62		1.86		20
Year ended 02/28/17	11.57	0.21	(0.27)	(0.06)	(0.20)	11.31	(0.51)	1,274,653	0.60		0.60		1.79		29
Year ended 02/29/16	11.62	0.24	(0.04)	0.20	(0.25)	11.57	1.76	1,183,160	0.61		0.61		2.14		13
Year ended 02/28/15	11.59	0.31	0.04	0.35	(0.32)	11.62	3.06	942,344	0.63		0.63		2.67		15
Year ended 02/28/14	11.91	0.34	(0.33)	0.01	(0.33)	11.59	0.16	963,414	0.62		0.62		2.97		5
Class A2
Six months ended 08/31/18	11.22	0.13	(0.02)	0.11	(0.13)	11.20	0.96	53,946	0.37	(d)	0.37	(d)	2.31	(d)	15
Year ended 02/28/18	11.31	0.24	(0.11)	0.13	(0.22)	11.22	1.18	57,533	0.37		0.37		2.11		20
Year ended 02/28/17	11.58	0.23	(0.27)	(0.04)	(0.23)	11.31	(0.35)	72,115	0.35		0.35		2.04		29
Year ended 02/29/16	11.63	0.27	(0.04)	0.23	(0.28)	11.58	2.02	93,226	0.36		0.36		2.39		13
Year ended 02/28/15	11.61	0.34	0.03	0.37	(0.35)	11.63	3.23	91,972	0.38		0.38		2.92		15
Year ended 02/28/14	11.91	0.37	(0.31)	0.06	(0.36)	11.61	0.58	88,598	0.37		0.37		3.22		5
Class C
Six months ended 08/31/18	11.21	0.07	(0.02)	0.05	(0.07)	11.19	0.45	249,380	1.37	(d)	1.37	(d)	1.31	(d)	15
Year ended 02/28/18	11.30	0.13	(0.11)	0.02	(0.11)	11.21	0.18	304,861	1.37		1.37		1.11		20
Year ended 02/28/17	11.56	0.12	(0.26)	(0.14)	(0.12)	11.30	(1.26)	390,826	1.35		1.35		1.04		29
Year ended 02/29/16	11.62	0.16	(0.06)	0.10	(0.16)	11.56	0.91	264,598	1.36		1.36		1.39		13
Year ended 02/28/15	11.59	0.22	0.04	0.26	(0.23)	11.62	2.30	91,977	1.38		1.38		1.92		15
Year ended 02/28/14(e)	11.50	0.17	0.08	0.25	(0.16)	11.59	2.21	10,355	1.38	(f)	1.38	(f)	2.21	(f)	5
Class Y
Six months ended 08/31/18	11.21	0.13	(0.02)	0.11	(0.13)	11.19	0.96	700,128	0.37	(d)	0.37	(d)	2.31	(d)	15
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	737,222	0.37		0.37		2.11		20
Year ended 02/28/17	11.56	0.23	(0.26)	(0.03)	(0.23)	11.30	(0.27)	801,182	0.35		0.35		2.04		29
Year ended 02/29/16	11.61	0.27	(0.04)	0.23	(0.28)	11.56	2.02	674,461	0.36		0.36		2.39		13
Year ended 02/28/15	11.58	0.34	0.04	0.38	(0.35)	11.61	3.32	375,156	0.38		0.38		2.92		15
Year ended 02/28/14	11.90	0.37	(0.33)	0.04	(0.36)	11.58	0.40	280,144	0.37		0.37		3.22		5
Class R5
Six months ended 08/31/18	11.21	0.13	(0.02)	0.11	(0.13)	11.19	0.96	12,104	0.38	(d)	0.38	(d)	2.30	(d)	15
Year ended 02/28/18	11.30	0.24	(0.11)	0.13	(0.22)	11.21	1.18	10,237	0.37		0.37		2.11		20
Year ended 02/28/17	11.57	0.23	(0.27)	(0.04)	(0.23)	11.30	(0.33)	10,893	0.35		0.35		2.04		29
Year ended 02/29/16	11.62	0.28	(0.05)	0.23	(0.28)	11.57	2.06	16,076	0.31		0.31		2.44		13
Year ended 02/28/15	11.59	0.34	0.04	0.38	(0.35)	11.62	3.34	14,216	0.36		0.36		2.94		15
Year ended 02/28/14	11.90	0.37	(0.32)	0.05	(0.36)	11.59	0.48	11,917	0.36		0.36		3.23		5
Class R6
Six months ended 08/31/18	11.21	0.13	(0.02)	0.11	(0.13)	11.19	0.99	186,877	0.30	(d)	0.30	(d)	2.38	(d)	15
Year ended 02/28/18(e)	11.30	0.22	(0.10)	0.12	(0.21)	11.21	1.10	167,084	0.29	(f)	0.29	(f)	2.19	(f)	20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,001,662, $55,654, $276,147, $709,181, $11,409 and $178,075 for Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)	Commencement date of June 28, 2013 and April 4, 2017 for Class C and Class R6 Shares, respectively.
(f)	Annualized.

36                         Invesco Limited Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,008.30	$3.14	$1,022.08	$3.16	0.62%
A2	1,000.00	1,009.60	1.87	1,023.34	1.89	0.37
C	1,000.00	1,004.50	6.92	1,018.30	6.97	1.37
Y	1,000.00	1,009.60	1.87	1,023.34	1.89	0.37
R5	1,000.00	1,009.60	1.92	1,023.29	1.94	0.38
R6	1,000.00	1,009.90	1.52	1,023.69	1.53	0.30

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

37                         Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the

Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Short-Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A2 shares of the Fund was below the median contractual management fee rate of

38                         Invesco Limited Term Municipal Income Fund

funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

39                         Invesco Limited Term Municipal Income Fund

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-SAR-1	10162018 1111

Semiannual Report to Shareholders	August 31, 2018

Invesco Municipal Income Fund

Nasdaq:
A: VKMMX ◾ C: VMICX ◾ Y: VMIIX ◾ Investor: VMINX ◾ R6: VKMSX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

34	Financial Statements

37	Notes to Financial Statements

44	Financial Highlights

45	Fund Expenses

46	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.71%
Class C Shares	1.41
Class Y Shares	1.92
Investor Class Shares	1.76
Class R6 Shares	1.95
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.82
Lipper General Municipal Debt Funds Index⬛ (Peer Group Index)	2.03

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.79%
10 Years	4.02
5 Years	3.87
1 Year	-2.86

Class C Shares
Inception (8/13/93)	3.39%
10 Years	3.68
5 Years	4.00
1 Year	-0.28

Class Y Shares
Inception (8/12/05)	3.98%
10 Years	4.74
5 Years	5.04
1 Year	1.72

Investor Class Shares
10 Years	4.54%
5 Years	4.89
1 Year	1.49

Class R6 Shares
10 Years	4.52%
5 Years	4.87
1 Year	1.74

Average Annual Total Returns
As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/1/90)	4.81%
10 Years	3.99
5 Years	3.21
1 Year	-1.80

Class C Shares
Inception (8/13/93)	3.41%
10 Years	3.65
5 Years	3.31
1 Year	0.77

Class Y Shares
Inception (8/12/05)	4.01%
10 Years	4.70
5 Years	4.38
1 Year	2.71

Investor Class Shares
10 Years	4.51%
5 Years	4.23
1 Year	2.63

Class R6 Shares
10 Years	4.48%
5 Years	4.17
1 Year	2.73

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Municipal Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Investor Class shares incepted on July 15, 2013. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Investor Class and Class R6 shares was 1.10%, 1.85%, 0.85%, 1.03% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC for Class C shares is 1% for the first year after purchase. Class Y, Investor Class and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco Municipal Income Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco Municipal Income Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.35%(a)
Alabama–1.72%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$13,218,241
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2039	2,725	3,048,648
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2044	2,725	3,048,648
Auburn University; Series 2011 A, General Fee RB(c)(d)	5.00%	06/01/2021	1,000	1,085,120
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB(c)(d)	6.00%	06/01/2019	1,000	1,032,010
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,628,946
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB(e)	5.00%	01/01/2042	10,005	11,094,444
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB(f)	5.50%	01/01/2043	900	720,036
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(e)	5.00%	09/01/2046	6,000	7,210,680
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	4,100	4,305,205
				49,391,978

Alaska–0.71%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,329,625
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,249,690
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, Master Resolution RB(e)	5.50%	10/01/2042	9,000	10,472,220
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	3,180	3,314,482
Series 2009, Lease RB(c)(d)	6.00%	09/01/2019	1,820	1,896,968
				20,262,985

Arizona–2.97%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,337,250
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. Education RB(g)	5.25%	07/01/2047	4,500	4,690,035
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, Education RB(g)	5.50%	07/01/2036	5,840	6,053,452
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,046,800
Series 2010, RB	5.13%	05/15/2040	2,150	2,250,663
Glendale (City of) Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,659,251
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,273,568
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/2039	1,000	1,065,260
Maricopa (County of) Industrial Development Authority (Paradise Schools); Series 2016, Ref. Education RB(g)	5.00%	07/01/2036	2,500	2,615,050
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	600	608,586
Series 2009, Education RB	7.13%	01/01/2045	1,240	1,258,749
Phoenix (City of) Industrial Development Authority (Downtown Phoenix Student Housing, LLC– Arizona State University);
Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2037	1,000	1,103,590
Series 2018 A, Ref. Student Housing RB	5.00%	07/01/2042	2,000	2,195,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB(c)(d)	6.30%	07/01/2021	$1,000	$1,120,020
Series 2012, Education RB(c)(d)	6.40%	07/01/2021	400	449,104
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(g)	6.50%	07/01/2034	1,095	1,212,483
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/2042	5,000	5,360,100
Series 2012, Lease RB	5.25%	06/01/2034	3,000	3,272,430
Pima (County of) Industrial Development Authority (American Leadership Academy);
Series 2017, Education Facility RB(g)	4.75%	06/15/2037	2,000	2,010,860
Series 2017, Education Facility RB(g)	5.00%	06/15/2047	5,000	5,049,300
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/2034	1,000	1,078,500
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB(g)	5.25%	07/01/2048	5,000	4,871,000
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	2,042,059
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB(c)(d)	5.25%	07/01/2021	2,000	2,185,520
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	740	747,903
Series 2008, Electrical System RB(c)(d)	6.00%	12/01/2018	550	555,874
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	2,000	2,022,300
Series 2009 A, Electric System RB(c)(d)(e)	5.00%	01/01/2019	3,000	3,033,450
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/2037	8,615	10,238,497
University Medical Center Corp.; Series 2009, Hospital RB(c)(d)	6.00%	07/01/2019	1,250	1,293,662
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. Unlimited Tax GO Bonds(g)	6.00%	07/15/2027	2,000	2,153,960
Series 2013 B, Unlimited Tax GO Bonds(g)	5.70%	07/15/2029	775	820,702
Series 2013 B, Unlimited Tax GO Bonds(g)	6.00%	07/15/2033	710	752,493
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2025	1,000	1,088,870
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/2026	500	543,655
				85,060,096

Arkansas–0.33%
Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB(c)(d)	5.00%	03/01/2019	1,825	1,854,821
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds(c)(d)	4.60%	03/01/2019	1,495	1,516,528
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	5,530	6,026,594
				9,397,943

California–12.09%
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB(c)(d)	5.38%	04/01/2021	735	806,008
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(e)	5.00%	04/01/2056	12,000	13,512,120
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2031	40	26,996
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS–NATL)(b)	6.00%	04/01/2022	1,240	1,325,461
California (County of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, Tobacco Settlement CAB Sub. RB(h)	0.00%	06/01/2046	20,000	3,777,000
California (State of) Educational Facilities Authority (Stanford University); Series 2016 U-7, RB	5.00%	06/01/2046	14,500	18,893,065
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(c)(d)	6.00%	07/01/2019	5,000	5,184,750
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB(c)(d)	5.25%	07/01/2020	500	533,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	$3,000	$3,386,250
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB(c)(d)	5.50%	02/01/2020	1,000	1,056,710
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(c)(d)	5.00%	01/01/2022	1,250	1,383,525
Series 2011, RB	5.00%	01/01/2028	275	296,412
Series 2011, RB(c)(d)	5.75%	01/01/2022	450	508,149
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB(i)	5.00%	12/31/2043	12,000	13,420,800
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(g)(i)	5.00%	07/01/2030	3,160	3,375,891
Series 2012, Water Furnishing RB(g)(i)	5.00%	07/01/2037	6,955	7,352,965
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC–Mizuho Bank, Ltd.)(j)(k)	1.56%	11/01/2026	3,430	3,430,000
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/2039	2,500	2,818,950
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/2042	2,000	2,074,940
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(g)	5.00%	06/01/2046	3,000	3,247,620
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(g)	5.00%	12/01/2041	6,475	7,000,381
Series 2016 A, RB(g)	5.25%	12/01/2056	9,000	9,717,030
Series 2018 A, RB(g)	5.50%	12/01/2058	2,000	2,207,620
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB(c)(d)	6.25%	08/01/2019	1,655	1,719,148
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(b)	5.25%	10/01/2024	270	270,745
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(g)	6.25%	11/15/2019	215	222,007
Series 2009, Senior Living RB(g)	6.63%	11/15/2024	2,000	2,101,000
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/2019	3,500	3,591,385
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	250	263,415
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/2041	5,000	5,454,100
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	5,000	5,548,000
Series 2015, Unlimited Tax GO Bonds	5.00%	08/01/2045	4,000	4,540,920
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(h)	0.00%	08/01/2029	1,585	1,143,054
Clovis Unified School District (Election of 2012); Series 2015 D, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2033	3,270	1,799,971
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2039	1,000	418,600
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(b)	6.70%	08/01/2021	205	222,232
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2032	5,030	3,121,769
Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2033	4,185	2,473,251
Golden State Tobacco Securitization Corp.;
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/2047	10,000	10,433,000
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	6,740	6,929,057
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS–AGM)(b)	5.00%	08/01/2026	2,000	2,420,420
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2034	1,500	826,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, Asset-Backed Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	$25,000	$7,794,000
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB(c)(d)	6.50%	08/01/2019	2,000	2,089,940
Long Beach Unified School District (Election of 2008);
Series 2009, Unlimited Tax GO Bonds(c)(d)	5.75%	08/01/2019	4,695	4,876,743
Series 2009, Unlimited Tax GO Bonds	5.75%	08/01/2033	305	316,441
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2017, Sub. RB(i)	5.00%	05/15/2041	5,000	5,569,600
Series 2017, Sub. RB(i)	5.00%	05/15/2046	6,000	6,662,040
Series 2018 A, Sub. RB(e)(i)(l)	5.25%	05/15/2048	12,000	13,927,320
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2031	1,500	1,543,440
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/2029	3,000	3,081,930
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(h)	0.00%	08/01/2035	3,260	1,742,470
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds(m)	6.25%	08/01/2043	6,965	5,776,005
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(b)	5.63%	10/01/2034	1,500	1,559,655
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB(i)	5.00%	05/01/2028	2,000	2,187,500
Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(b)	5.25%	08/01/2033	775	775,674
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2037	1,170	570,012
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2038	4,770	2,219,767
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2039	5,010	2,229,801
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2040	5,260	2,242,496
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2041	5,520	2,253,374
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2035	1,500	807,090
Regents of the University of California;
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	80	82,136
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	145	148,872
Series 2009 O, General RB(c)(d)	5.25%	05/15/2019	275	282,442
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	5,570	5,739,885
Series 2009 O, General RB(c)(d)(e)	5.75%	05/15/2019	8,205	8,455,253
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/2024	2,500	2,590,950
Riverside (City of);
Series 2008 D, Electric RB(c)(d)	5.00%	10/01/2018	735	736,896
Series 2008 D, Electric RB (INS–AGM)(b)	5.00%	10/01/2038	5,600	5,701,136
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/2044	2,500	2,770,000
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	4,300	4,539,897
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,083,160
Series 2011, RB	6.50%	12/01/2021	2,000	2,245,980
Series 2011, RB	6.50%	12/01/2022	2,000	2,234,740
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(c)(d)(e)	5.25%	08/01/2019	7,500	7,760,175
San Diego Unified School District; Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(m)	6.63%	07/01/2041	6,250	5,162,437
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. Second Series RB(i)	5.00%	05/01/2023	10,000	10,779,900
Series 2016 B, Second Series RB(i)	5.00%	05/01/2041	12,500	13,891,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB(c)(d)	6.00%	08/01/2019	1,000	1,041,420
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB(c)(d)	5.25%	03/01/2021	1,500	1,634,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Lien Toll Road RB	5.25%	01/15/2044	$5,000	$5,474,000
San Jose (City of);
Series 2011 A-1, Airport RB(i)	5.25%	03/01/2026	2,730	2,932,648
Series 2011 A-1, Airport RB(i)	6.25%	03/01/2034	2,500	2,763,775
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(b)	5.00%	10/01/2031	5,140	5,151,668
San Mateo (City of) Foster School District (Election 2008); Series 2010, Unlimited Tax Conv. CAB GO Bonds(m)	6.63%	08/01/2042	1,410	1,258,679
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/2029	2,530	2,751,451
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2036	22,000	8,224,040
Series 2007 A, Tobacco Settlement CAB Turbo RB(h)	0.00%	06/01/2041	5,000	1,393,000
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/2026	1,250	1,006,463
Vernon (City of);
Series 2009 A, Electric System RB(c)(d)	5.13%	08/01/2019	510	526,652
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,105	1,135,608
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(h)	0.00%	08/01/2027	7,865	6,075,477
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(b)	5.50%	09/01/2034	1,000	1,036,000
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(h)	0.00%	08/01/2024	3,570	3,113,540
				346,783,355

Colorado–2.91%
Amber Creak Metropolitan District; Series 2017 A, Ref. Limited Tax GO Bonds	5.13%	12/01/2047	1,075	1,072,484
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. Limited Tax GO Bonds	5.00%	12/01/2036	1,000	1,026,320
Series 2017, Ref. Limited Tax GO Bonds	5.13%	12/01/2046	2,375	2,434,019
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. Special Tax Allocation RB(g)	5.00%	12/01/2037	3,000	3,082,260
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, Hospital RB	5.00%	11/15/2048	5,000	5,651,350
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods);
Series 2016, Ref. Hospital RB	5.00%	01/01/2031	1,400	1,481,648
Series 2016, Ref. Hospital RB	5.00%	01/01/2037	1,800	1,886,382
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2013, RB	5.63%	06/01/2043	2,500	2,743,725
Series 2017, Ref. Hospital RB	5.00%	06/01/2047	3,500	3,817,800
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2056	6,250	6,740,500
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2041	2,650	2,768,243
Series 2010, Private Activity RB	6.50%	01/15/2030	2,400	2,544,552
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise);
Series 2009 A, Water Resource RB(c)(d)	5.13%	12/01/2018	400	403,444
Series 2009 A, Water Resource RB(c)(d)	5.25%	12/01/2018	525	529,672
Colorado Springs (City of);
Series 2002, Hospital RB (INS–AGM)(b)	5.25%	12/15/2020	3,375	3,409,459
Series 2002, Hospital RB (INS–AGM)(b)	5.25%	12/15/2021	3,530	3,566,041
Series 2010 D-1, Utilities System RB(c)(d)	5.25%	11/15/2020	1,000	1,074,550
Denver (City & County of) (United Airlines, Inc.); Series 2017, Ref. Special Facilities Airport RB(i)	5.00%	10/01/2032	5,000	5,360,100
Denver (City & County of); Series 2018 A, Ref. Sub. Airport System RB(e)(i)	5.25%	12/01/2043	15,000	17,269,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City of) Convention Center Hotel Authority; Series 2016, Ref. Sr. RB	5.00%	12/01/2040	$2,500	$2,723,300
Leyden Rock Metropolitan District No. 10; Series 2016 A, Limited Tax GO Bonds	5.00%	12/01/2045	1,250	1,282,900
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	3,000	3,042,600
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/2038	6,255	8,609,945
University of Colorado; Series 2009 A, Enterprise RB(c)(d)	5.25%	06/01/2019	1,075	1,103,520
				83,624,464

Connecticut–1.10%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(i)	6.60%	07/01/2024	1,000	1,002,450
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(i)	5.50%	04/01/2021	3,000	3,244,650
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford Inc.);
Series 2016 A, Healthcare Facilities RB(g)	5.00%	09/01/2046	2,500	2,605,225
Series 2016 A, Healthcare Facilities RB(g)	5.00%	09/01/2053	1,700	1,763,427
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,052,100
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,228,400
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	5.00%	07/01/2026	1,000	1,071,640
Series 2011 A, RB	5.00%	07/01/2041	5,700	6,013,956
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/2041	5,000	5,339,800
Hamden (Town of) (Whitney Center); Series 2009 C, RB(d)	5.50%	01/01/2022	1,000	972,490
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB(c)(d)	7.88%	04/01/2020	3,000	3,280,710
				31,574,848

Delaware–0.04%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/2031	1,050	1,110,585

District of Columbia–2.75%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB(c)(d)	6.38%	03/01/2021	2,845	3,125,232
Series 2011, RB(c)(d)	6.63%	03/01/2021	1,100	1,229,756
District of Columbia (Georgetown University); Series 2017, Ref. University RB	5.00%	04/01/2042	4,050	4,550,661
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,347,695
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB(c)(d)	6.38%	10/01/2019	2,200	2,308,064
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, Asset-Backed CAB RB(h)	0.00%	06/15/2046	13,500	2,394,495
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/2031	11,765	11,785,942
Series 2009 A, Sec. Income Tax RB(e)	5.00%	12/01/2023	10,715	11,147,779
Series 2009 A, Sec. Income Tax RB(e)	5.25%	12/01/2027	6,860	7,149,355
Series 2009 B, Ref. Sec. Income Tax RB(e)	5.00%	12/01/2024	4,285	4,457,514
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, Dulles Toll Road CAB RB (INS–AGM)(b)(h)	0.00%	10/01/2037	17,565	7,935,164
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	13,710	14,489,002
Metropolitan Washington Airports Authority; Series 2016 A, Ref. Airport System RB(i)	5.00%	10/01/2034	5,295	5,976,202
				78,896,861

Florida–4.14%
Broward (County of);
Series 2009 A, Water & Sewer Utility RB(c)(d)	5.13%	10/01/2018	1,500	1,503,990
Series 2015 A, Airport System RB(i)	5.00%	10/01/2045	5,030	5,535,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB(g)	5.00%	07/01/2037	$2,765	$2,852,374
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/2020	3,000	3,162,480
Collier (County of) Industrial Development Authority (The Arlington of Naples);
Series 2014 A, Continuing Care Community RB(g)	7.25%	05/15/2026	1,000	1,001,380
Series 2014 A, Continuing Care Community RB(g)	7.75%	05/15/2035	2,500	2,503,400
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	3,250	3,660,637
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(c)	5.95%	07/01/2020	60	64,442
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(c)	6.88%	10/01/2022	2,085	2,286,140
Series 2008 A, Ref. RB(c)(d)	5.00%	10/01/2018	1,840	1,844,582
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,349,450
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, Educational Facilities RB(g)	6.00%	06/15/2035	2,935	3,091,465
Highlands (County of) Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB	6.00%	04/01/2038	5,000	4,926,400
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(b)(i)	5.38%	10/01/2033	2,500	2,506,725
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/2042	6,500	6,999,395
Miami (City of); Series 2009, Ref. Parking System RB (INS–AGC)(b)	5.00%	10/01/2034	500	515,610
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,069,994
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,104,126
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB(c)(d)	5.63%	06/01/2019	1,000	1,029,650
Series 2009, Public Facilities RB(c)(d)	5.75%	06/01/2019	775	798,684
Miami-Dade (County of) (Miami International Airport); Series 2010 A, Aviation RB	5.38%	10/01/2035	3,105	3,312,041
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB(e)	5.00%	04/01/2053	9,000	9,989,280
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(b)	5.00%	07/01/2035	3,350	3,525,774
Miami-Dade (County of);
Series 2009 C, Professional Sports Franchise Facility Tax RB(c)(d)	5.75%	10/01/2019	550	573,678
Series 2010, Water & Sewer System RB(c)(d)	5.00%	10/01/2020	4,500	4,799,160
Series 2010 B, Aviation RB (INS–AGM)(b)	5.00%	10/01/2035	1,205	1,274,468
Series 2012 A, Ref. Aviation RB(i)	5.00%	10/01/2030	2,000	2,173,820
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/2035	3,800	4,150,170
Series 2017 B, Ref. Aviation RB(i)	5.00%	10/01/2040	10,000	11,223,200
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(i)	5.00%	10/01/2052	6,000	6,635,280
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB(c)(d)	5.00%	07/01/2020	625	661,838
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(b)	5.00%	09/01/2035	140	140,000
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	3,830	4,293,775
Reunion East Community Development District;
Series 2005, Special Assessment RB(f)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	244,622
Sunrise (City of);
Series 1998, Ref. Utility System RB(c)(d)	5.20%	10/01/2020	1,725	1,809,422
Series 1998, Ref. Utility System RB (INS–AMBAC)(b)	5.00%	10/01/2028	1,150	1,152,910
Series 1998, Ref. Utility System RB (INS–AMBAC)(b)	5.20%	10/01/2022	2,275	2,281,074
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	4,500	4,788,855
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(b)	6.00%	10/01/2029	3,000	3,915,930
				118,751,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–1.97%
Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB(c)(d)	5.25%	06/01/2019	$1,000	$1,026,530
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB(c)(d)	7.38%	01/01/2019	4,810	4,900,140
Atlanta (City of);
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,049,680
Series 2009 A, Water & Wastewater RB(c)(d)	6.00%	11/01/2019	1,000	1,049,680
Series 2009 B, Water & Wastewater RB(c)(d)	5.25%	11/01/2019	980	1,020,307
Series 2009 B, Water & Wastewater RB(c)(d)	5.38%	11/01/2019	980	1,021,709
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.25%	11/01/2034	520	539,744
Series 2009 B, Water & Wastewater RB (INS–AGM)(b)	5.38%	11/01/2039	520	540,238
Series 2010 C, Ref. General Airport RB	5.25%	01/01/2030	1,500	1,605,090
Series 2010 C, Ref. General Airport RB	6.00%	01/01/2030	1,000	1,094,590
Series 2010 C, Ref. General Airport RB (INS–AGM)(b)	5.25%	01/01/2030	1,500	1,605,090
Series 2015, Ref. Water & Wastewater RB(e)	5.00%	11/01/2040	18,420	20,638,690
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/2019	600	622,860
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB(c)(d)	6.38%	11/15/2019	700	738,164
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(b)	5.50%	07/01/2034	1,000	1,028,870
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC(c)(d)	5.00%	08/01/2019	2,000	2,058,660
Macon-Bibb (County of) Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(g)	5.88%	06/15/2047	1,680	1,733,642
Series 2017 A, RB(g)	6.00%	06/15/2052	1,530	1,581,469
Marietta (City of) Developing Authority (Life University, Inc.); Series 2017 A, Ref. University Facilities RB(g)	5.00%	11/01/2037	5,250	5,603,273
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC(c)(d)	5.25%	01/01/2019	1,500	1,517,670
Rockdale (County of) Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(g)(i)	4.00%	01/01/2038	3,500	3,529,715
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS–AGM)(b)	5.50%	06/15/2035	1,020	1,081,832
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC(c)(d)	5.13%	11/02/2020	750	802,208
				56,389,851

Guam–0.04%
Guam (Territory of) Power Authority; Series 2010 A, RB(c)(d)	5.00%	10/01/2020	1,100	1,172,666

Hawaii–0.48%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/2039	2,000	2,071,120
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. Special Purpose RB(i)	3.25%	01/01/2025	4,500	4,543,515
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/2032	1,500	1,651,410
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/2037	1,250	1,374,512
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(c)(d)(e)	5.25%	04/01/2019	4,120	4,206,685
				13,847,242

Idaho–0.06%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/2023	1,000	1,007,690
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB(c)(d)	6.13%	12/01/2018	655	662,192
				1,669,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–11.86%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	$1,935	$1,936,413
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/2024	1,095	1,084,411
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, Tax Increment Allocation Revenue COP(g)	7.00%	01/15/2029	3,444	3,445,459
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP–GNMA)(i)	6.13%	02/20/2042	1,335	1,340,220
Chicago (City of) (Diversey/Narragansett); Series 2006, Tax Increment Allocation Revenue COP	7.46%	02/15/2026	400	293,355
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(i)	5.50%	01/01/2032	5,000	5,545,750
Series 2014 A, Ref. Second Lien RB(i)	5.00%	01/01/2041	2,725	2,939,621
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Sr. Lien General Airport RB(i)	5.00%	01/01/2030	5,000	5,348,100
Series 2016 B, Ref. General Airport Sr. Lien RB	5.00%	01/01/2041	3,500	3,855,355
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	2,500	2,772,625
Series 2017 D, Sr. Lien General Airport RB(e)(i)	5.00%	01/01/2042	2,500	2,728,975
Series 2017 D, Sr. Lien General Airport RB(e)(i)	5.00%	01/01/2047	7,500	8,158,950
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2036	4,600	5,273,118
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. Tax Increment Allocation Revenue COP	7.13%	03/15/2022	1,844	1,844,148
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2028	3,000	3,003,690
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2036	5,750	5,951,767
Chicago (City of) Metropolitan Water Reclamation District;
Series 2011 B, Capital Improvement Limited Tax GO Bonds(e)	5.00%	12/01/2024	15,000	16,389,300
Series 2015 A, Unlimited Tax GO Green Bonds(e)	5.00%	12/01/2044	12,000	13,162,440
Series 2015 C, Limited Tax GO Green Bonds(e)	5.00%	12/01/2027	6,805	7,689,514
Series 2015 C, Limited Tax GO Green Bonds(e)	5.00%	12/01/2028	4,000	4,510,120
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/2033	1,270	1,283,779
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(e)(l)	5.25%	12/01/2036	12,000	12,780,960
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	8,195	8,969,509
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2032	3,300	3,577,728
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2035	1,500	1,614,090
Series 2008 C, Ref. Second Lien Wastewater Transmission RB	5.00%	01/01/2039	5,000	5,363,200
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	2,674	2,691,527
Series 2011 A, Sales Tax RB(c)(d)	5.00%	01/01/2022	1,000	1,098,300
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,905	2,039,036
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2034	4,440	4,787,963
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2035	2,000	2,152,120
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	8,500	9,634,835
Series 2017 A, Second Lien Wastewater Transmission RB (INS–AGM)(b)	5.25%	01/01/2042	2,000	2,238,440
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds(c)(h)	0.00%	12/01/2018	2,995	2,981,103
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(h)	0.00%	12/01/2020	4,050	3,876,943
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/2034	561	538,367
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS–NATL)(b)	5.85%	07/01/2019	390	391,174
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB(c)(d)	6.50%	11/01/2018	1,000	1,007,610
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB(c)(d)	6.00%	03/01/2019	2,500	2,552,975
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	1,980,779
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,367,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB(c)(d)	6.00%	04/01/2021	$1,000	$1,101,900
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB(c)	6.25%	04/15/2022	825	893,871
Series 1992 C, RB(c)	6.25%	04/15/2022	945	1,023,889
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/2022	1,535	1,597,996
Series 2012, Ref. RB	5.50%	05/15/2027	2,250	2,388,510
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)(d)(e)	5.38%	08/15/2019	1,000	1,034,080
Series 2009 A, RB(c)(d)(e)	5.75%	08/15/2019	2,000	2,075,160
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	203	10,122
Series 2016 B, RB	5.63%	05/15/2020	870	866,033
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	2,000	2,113,060
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	1,085,511
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,469,830
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	100	103,067
Series 2009, Ref. RB(c)(d)	6.13%	05/15/2019	2,685	2,767,349
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(c)(d)	6.25%	11/15/2019	1,205	1,268,925
Series 2009, RB	6.25%	11/15/2035	795	833,685
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,639,556
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,106,703
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(c)(d)	7.25%	11/01/2018	4,500	4,539,825
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,412,647
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB(c)(d)	5.38%	03/01/2020	1,000	1,053,800
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,088,420
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,387,800
Series 2011 A, RB (INS–AGM)(b)	6.00%	08/15/2041	650	713,017
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB(e)	5.00%	10/01/2040	10,000	11,084,200
Illinois (State of) Finance Authority; Series 2009, RB(c)(d)	6.13%	05/15/2019	85	87,607
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. Dedicated State Tax RB(c)	5.65%	06/15/2022	1,755	1,982,799
Series 2002, Ref. Dedicated State Tax RB(c)	5.65%	06/15/2022	1,905	2,155,984
Series 2002, Ref. Dedicated State Tax RB (INS–NATL)(b)	5.65%	06/15/2022	16,340	18,028,576
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,283,998
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2031	2,630	2,890,370
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2032	2,395	2,625,519
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(e)	5.00%	01/01/2038	8,000	8,735,360
Series 2015 A, RB(e)	5.00%	01/01/2040	14,190	15,688,748
Illinois (State of);
Series 1991, Civic Center RB (INS–AMBAC)(b)	6.25%	12/15/2020	1,390	1,433,868
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	2,775	2,867,352
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/2031	4,000	4,224,280
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2039	4,710	4,847,485
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	2,650	2,768,879
Series 2018 A, Unlimited Tax GO Bonds	6.00%	05/01/2028	10,235	11,754,488

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/2030	$3,820	$3,934,906
Northern Illinois University;
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(b)	5.25%	04/01/2028	2,000	2,086,440
Series 2011, Ref. Auxiliary Facilities System RB (INS–AGM)(b)	5.50%	04/01/2026	2,000	2,095,380
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(f)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,079,500
Series 2010, RB(c)(d)	6.00%	06/01/2021	10,000	11,103,000
Series 2017, RB	5.00%	06/01/2026	8,000	9,162,720
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB(f)	6.25%	03/01/2035	958	431,100
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/2036	1,000	1,050,940
				340,344,979

Indiana–1.98%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/2041	11,000	11,831,820
Series 2016 A, First Lien Wastewater Utility Green RB (INS–NATL)(b)	5.00%	10/01/2046	15,000	16,793,850
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, Health Facilities RB	5.50%	04/01/2041	4,555	4,920,220
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,220	1,224,441
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,500	2,509,075
Indiana (State of) Municipal Power Agency;
Series 2009 B, Power Supply System RB(c)(d)	5.75%	01/01/2019	200	202,710
Series 2009 B, Power Supply System RB(c)(d)	6.00%	01/01/2019	3,000	3,043,050
Indianapolis Local Public Improvement Bond Bank (Waterworks);
Series 2009 A, RB(c)(d)	5.25%	01/01/2019	195	197,330
Series 2009 A, RB (INS–AGC)(b)	5.25%	01/01/2029	805	814,120
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB(c)(d)	5.25%	01/15/2019	2,815	2,852,693
Northern Indiana Commuter Transportation District;
Series 2016, Limited Obligation RB	5.00%	07/01/2035	1,700	1,900,226
Series 2016, Limited Obligation RB	5.00%	07/01/2041	1,500	1,664,640
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(i)	6.75%	01/01/2034	1,500	1,745,835
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%)(d)(i)(n)	2.31%	12/02/2019	7,000	7,014,280
				56,714,290

Iowa–2.35%
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB(c)(d)	5.25%	06/15/2020	7,000	7,416,640
Series 2011, Hospital RB(c)(d)	5.50%	06/15/2020	1,000	1,063,880
Series 2011, Hospital RB(c)(d)	5.63%	06/15/2020	1,500	1,599,075
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	4,360	4,467,692
Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	5,815	5,958,631
Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	9,300	9,529,710
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(g)	5.88%	12/01/2027	6,795	7,206,437
Series 2013, Ref. Midwestern Disaster Area RB(d)	5.25%	12/01/2037	8,140	8,653,715
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005, Health Facilities RB (INS–AGC)(b)	5.25%	02/15/2029	2,000	2,028,860
Series 2008 A, Health Facilities RB(c)(d)	5.25%	08/15/2019	1,500	1,549,380
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2048	5,000	5,341,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	$2,690	$2,717,815
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	50,000	6,018,500
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(i)	5.70%	12/01/2027	3,625	3,761,191
				67,312,626

Kansas–0.69%
Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB(c)(d)	5.50%	11/15/2019	35	36,484
Series 2009, Hospital RB	5.50%	11/15/2029	1,465	1,536,228
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/2034	1,000	1,044,240
Series 2011 H, Health Facilities RB	5.13%	03/01/2039	2,000	2,092,440
Series 2011 H, Health Facilities RB	5.38%	03/01/2029	1,000	1,050,920
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/2044	2,000	2,210,960
Lenexa (City of) (Lakeview Village, Inc.); Series 2018 A, Ref. Health Care Facilities RB	5.00%	05/15/2039	1,500	1,613,235
Wichita (City of) (Kansas Masonic Home); Series 2016 II-A, Health Care Facilities RB	5.38%	12/01/2046	4,940	5,220,543
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,630,920
Wyandotte (County of) & Kansas City (City of) Unified Government;
Series 2009 A, Utility System RB(c)(d)	5.00%	03/01/2019	2,000	2,033,660
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	1,180	1,304,396
				19,774,026

Kentucky–2.69%
Christian (County of) (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. Hospital RB	5.38%	02/01/2036	3,000	3,222,240
Series 2016, Ref. Hospital RB	5.50%	02/01/2044	5,000	5,357,250
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group); Series 2017 B, Hospital RB	5.00%	08/15/2041	5,000	5,384,450
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS–AGM)(b)	5.00%	12/01/2045	12,000	13,369,680
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2037	1,700	1,834,827
Series 2015 A, Sr. RB	5.00%	07/01/2040	2,620	2,795,121
Series 2015 A, Sr. RB	5.00%	01/01/2045	14,260	15,186,614
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	10,000	10,898,200
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(c)(d)	6.50%	06/01/2020	3,200	3,454,496
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(c)(d)	5.25%	02/01/2019	2,660	2,699,900
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/2028	340	344,879
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.75%	10/01/2042	5,870	6,597,704
Paducah (City of) Electric Plant Board; Series 2009 A, RB(c)(d)	5.25%	04/01/2019	6,000	6,124,500
				77,269,861

Louisiana–2.58%
Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/2034	550	593,027
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(b)	6.50%	12/01/2018	1,070	1,076,110
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2011, VRD Gulf Opportunity Zone IDR(j)	1.52%	12/01/2051	620	620,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB(c)(d)	5.25%	02/01/2019	$1,550	$1,573,250
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. Hospital RB(c)(d)	5.38%	01/01/2021	400	431,516
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	2,000	2,183,440
Series 2011 A, Ref. Hospital RB(c)(d)	6.00%	01/01/2021	1,000	1,092,920
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB(c)(d)	5.00%	10/01/2020	1,000	1,065,420
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB(c)(d)	5.38%	04/01/2019	1,000	1,021,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB(c)(d)	5.50%	02/01/2020	1,500	1,578,810
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/2029	1,600	1,657,904
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(c)(d)	5.50%	05/15/2026	1,010	1,226,372
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC– Louisiana State University Nicholson Gateway);
Series 2016, Lease RB	5.00%	07/01/2051	5,000	5,434,200
Series 2016 A, Lease RB	5.00%	07/01/2056	7,500	8,040,750
New Orleans (City of) Aviation Board (North Terminal); Series 2017 B, General Airport RB(e)(i)	5.00%	01/01/2048	10,000	10,968,400
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB(c)(d)	6.00%	01/01/2019	2,000	2,028,700
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	605	661,985
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,020	1,120,021
Series 2015, Sewerage Service RB	5.00%	06/01/2040	3,000	3,301,950
Series 2015, Sewerage Service RB	5.00%	06/01/2045	4,000	4,379,840
Series 2015, Water System RB	5.00%	12/01/2040	3,000	3,301,530
Series 2015, Water System RB	5.00%	12/01/2045	5,500	6,034,325
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(b)	5.00%	12/01/2030	2,580	2,742,721
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB(c)(d)	5.00%	04/01/2021	2,645	2,855,383
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2035	8,500	9,150,930
				74,141,254

Maryland–1.69%
Baltimore (City of) (East Baltimore Research Park); Series 2017, Ref. Special Obligation RB	5.00%	09/01/2038	1,650	1,764,543
Baltimore (City of); Series 2017, Ref. Convention Center Hotel RB	5.00%	09/01/2039	3,500	3,862,110
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,388,280
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,523,234
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB(c)(d)	6.13%	01/01/2021	4,250	4,651,837
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(g)	5.13%	07/01/2037	1,265	1,279,674
Series 2017 A, RB(g)	5.25%	07/01/2047	4,295	4,303,676
Series 2017 A, RB(g)	5.38%	07/01/2052	1,530	1,540,021
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB(c)(d)	6.00%	07/01/2021	1,000	1,108,910
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,530,750
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	5.00%	08/15/2041	5,000	5,365,900
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/2020	2,000	2,035,600
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB(c)(d)	5.75%	06/01/2020	1,460	1,561,368
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB(c)(d)	5.38%	06/01/2020	1,030	1,094,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	$2,000	$2,143,860
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	4,292,393
				48,447,077

Massachusetts–2.57%
Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS–NATL)(b)	5.25%	11/01/2019	1,535	1,561,985
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. CAB Sales Tax RB(h)	0.00%	07/01/2031	13,000	8,384,220
Massachusetts (State of) College Building Authority; Series 2009 A, RB(c)(d)	5.50%	05/01/2019	1,000	1,025,580
Massachusetts (State of) Development Finance Agency (Care Group);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,318,450
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,250,277
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	10,000	10,924,100
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(c)(d)	5.75%	05/01/2019	2,000	2,054,400
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	8,000	8,679,040
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)(d)(e)	5.50%	11/15/2018	20,955	21,118,239
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,122,260
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,071,360
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	3,202,590
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/2033	750	810,097
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,111,677
Massachusetts (State of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(g)	5.00%	10/01/2047	3,500	3,744,755
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(c)(d)	6.75%	01/01/2021	600	667,380
Series 2011 I, RB	6.75%	01/01/2036	400	441,256
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(c)(d)	5.50%	07/01/2021	950	1,044,620
Series 2011 H, RB	5.50%	07/01/2031	50	53,722
				73,586,008

Michigan–2.33%
Detroit (City of); Series 2006 B, Second Lien Water Supply System RB(c)(d)	6.25%	07/01/2019	1,000	1,036,960
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	542,180
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,931,500
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,836,375
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	2,720	2,922,096
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	1,355	1,484,321
Series 2014 D-1, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2037	2,000	2,199,800
Series 2014 D-2, Ref. Local Government Loan Program RB (INS–AGM)(b)	5.00%	07/01/2027	4,000	4,492,440
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	1,355	1,499,497
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,219,240
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(i)	7.50%	01/01/2021	700	691,439
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	10,000	10,047,100
Oakland University Board of Trustees;
Series 2016, General RB	5.00%	03/01/2041	5,000	5,535,450
Series 2016, General RB	5.00%	03/01/2047	6,500	7,159,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Summit Academy North;
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2031	$3,000	$3,013,770
Series 2016, Ref. Public School Academy RB	5.00%	11/01/2035	3,255	3,181,470
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(i)	5.00%	12/01/2032	1,500	1,625,970
Series 2012 B, RB(i)	5.00%	12/01/2037	1,500	1,611,090
Series 2012 D, Ref. RB(i)	5.00%	12/01/2028	2,500	2,737,150
				66,767,728

Minnesota–0.84%
Minneapolis (City of) (Fairview Health Services);
Series 2008, Health Care System RB(c)(d)	6.50%	11/15/2018	815	822,922
Series 2008, Health Care System RB (INS–AGC)(b)	6.50%	11/15/2038	4,460	4,502,995
Series 2008 A, Health Care System RB(c)(d)	6.75%	11/15/2018	3,000	3,030,600
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS–AGC)(b)	5.00%	02/15/2030	1,060	1,106,894
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	5,615	6,099,125
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB(c)(d)	5.75%	07/01/2019	2,000	2,066,640
St. Paul (City of) Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. Health Care System RB	5.00%	11/15/2047	3,000	3,371,100
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. Charter School Lease RB	5.75%	09/01/2046	2,000	2,119,400
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	1,044,760
				24,164,436

Mississippi–0.16%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/2022	1,240	1,242,430
West Rankin Utility Authority; Series 2018, RB (INS–AGM)(b)	5.00%	01/01/2048	3,000	3,362,760
				4,605,190

Missouri–2.44%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(b)	5.00%	10/01/2039	2,000	2,061,580
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(c)(d)	5.75%	06/01/2019	2,150	2,214,887
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,556,953
Kansas City (City of) Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. Sr. Sales Tax RB(g)	5.00%	04/01/2046	1,150	1,169,527
Kansas City (City of) Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, Tax Allocation RB(g)	5.00%	02/01/2040	1,500	1,558,740
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2017, Ref. Retirement Community RB	5.25%	05/15/2042	2,250	2,396,835
Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	4,000	4,237,240
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital);
Series 2009, RB(c)(d)	5.63%	05/15/2019	2,075	2,132,249
Series 2009, RB	5.63%	05/15/2039	425	436,875
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2000, VRD RB(LOC–Bank of America, N.A.)(j)(k)	1.59%	02/01/2031	2,746	2,746,000
Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	950	978,576
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	4,285,840
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,454,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. Health Facilities RB(e)	5.00%	11/15/2042	$25,000	$28,050,500
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/2031	3,325	3,327,959
St. Louis (City of) Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. Financing RB	4.38%	11/15/2035	2,250	2,308,343
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/2043	1,750	1,972,005
				69,888,413

Montana–0.13%
Kalispell (City of) (Immanuel Lutheran Corp.); Series 2017, Ref. Housing & Healthcare Facilities RB	5.25%	05/15/2047	2,645	2,764,951
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB(c)(d)	5.75%	01/01/2021	1,000	1,088,460
				3,853,411

Nebraska–0.76%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB(o)	5.00%	09/01/2032	4,900	5,342,862
Series 2017 A, Ref. Gas RB	5.00%	09/01/2037	5,010	5,892,762
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB(c)(d)	5.38%	04/01/2019	4,000	4,087,000
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,577,900
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB(c)(d)	5.25%	01/01/2019	1,000	1,011,950
				21,912,474

Nevada–0.48%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	2,000	2,084,040
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/2042	2,000	2,087,280
Series 2010 A, Passenger Facility Charge RB (INS–AGM)(b)	5.25%	07/01/2039	5,500	5,742,275
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds(c)(d)	5.00%	06/01/2019	800	820,064
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB(g)	5.00%	07/15/2047	2,900	2,953,737
				13,687,396

New Hampshire–0.48%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(b)	5.13%	01/01/2030	5,250	5,300,190
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB(c)(d)	6.88%	10/01/2019	915	959,259
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,402,000
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB(c)(d)	6.00%	01/01/2021	1,100	1,203,521
				13,864,970

New Jersey–5.36%
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(i)	5.00%	12/01/2024	4,000	4,312,520
Landis Sewage Authority (Registered CARS); Series 1993, Sewer Floating Rate RB (INS–NATL)(b)(p)	7.52%	09/19/2019	300	306,291
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	628,945
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,168,251
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB(i)	5.00%	10/01/2047	5,000	5,365,350
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB(c)(d)	5.75%	06/01/2020	3,020	3,229,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (School Facilities Construction);
Series 2009, RB(c)(d)	5.50%	12/15/2018	$350	$353,815
Series 2009, RB (INS–AGC)(b)	5.50%	12/15/2034	5	5,050
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(i)	5.38%	01/01/2043	1,500	1,639,230
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/2024	3,885	4,432,047
Series 2005 N-1, Ref. School Facilities Construction RB (INS–NATL)(b)(e)(l)	5.50%	09/01/2022	7,500	8,325,075
Series 2009, School Facilities Construction RB(c)(d)	5.50%	12/15/2018	645	652,121
Series 2009 BB, School Facilities Construction RB(c)(d)	5.00%	09/01/2019	1,750	1,806,035
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,218,190
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,067,930
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,187,290
Series 2012 II, Ref. School Facilities Construction RB	5.00%	03/01/2023	2,150	2,302,478
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	4.00%	07/01/2034	5,000	4,999,750
Series 2017 A, Ref. Motor Vehicle Surcharge Sub. RB	5.00%	07/01/2033	2,800	3,080,560
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB(c)(d)	5.63%	07/01/2021	4,000	4,412,080
Series 2011 A, Ref. RB(c)(d)	5.63%	07/01/2021	4,000	4,412,080
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,241,107
New Jersey (State of) Health Care Facilities Financing Authority (Princeton Healthcare System); Series 2016, Ref. RB	5.00%	07/01/2039	7,000	7,964,110
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/2030	1,000	1,026,500
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, CAB Transportation System RB (INS–NATL)(b)(h)	0.00%	12/15/2031	7,410	4,261,565
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(h)	0.00%	12/15/2026	10,000	7,485,200
Series 2010 D, Transportation System RB	5.25%	12/15/2023	2,000	2,230,460
Series 2015 AA, Transportation Program RB	5.00%	06/15/2045	3,420	3,631,493
Series 2015 AA, Transportation Program RB	5.25%	06/15/2041	2,500	2,702,250
Series 2018 A, Ref. Federal Highway Reimbursement RN(e)(l)	5.00%	06/15/2030	5,000	5,560,550
Series 2018 A, Ref. Federal Highway Reimbursement RN(e)(l)	5.00%	06/15/2031	7,500	8,308,275
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2027	10,000	11,259,600
New Jersey (State of) Turnpike Authority;
Series 2009 H, Turnpike RB(c)(d)	5.00%	01/01/2019	350	353,902
Series 2009 H, Turnpike RB(c)(d)	5.00%	01/01/2019	650	657,247
Series 2009 I, RB(c)(d)	5.00%	01/01/2020	2,000	2,087,220
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,652,800
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	21,000	23,494,380
				153,821,426

New Mexico–0.23%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/2020	2,000	2,097,180
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,375,438
				6,472,618

New York–8.94%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(h)	0.00%	07/15/2035	5,000	2,581,200
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	2,710	2,880,459
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	1,130	1,202,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	$6,850	$6,811,160
Long Island (City of) Power Authority; Series 2014 C, Ref. Electric System General Floating Rate RN (1 mo. USD LIBOR + 0.65%)(d)(n)	2.11%	11/01/2018	2,000	2,000,340
Long Island Power Authority;
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	5,000	5,129,200
Series 2008 A, Electric System General RB(c)(d)	6.00%	05/01/2019	5,000	5,145,450
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	2,280	2,584,061
Metropolitan Transportation Authority;
Series 2011 A, RB(c)(d)	5.00%	11/15/2021	765	841,898
Series 2011 A, RB(c)(d)	5.00%	11/15/2021	1,235	1,359,142
Series 2013 A, Transportation RB	5.00%	11/15/2038	3,025	3,301,818
Series 2016 D, Ref. Transportation RB	5.00%	11/15/2030	5,000	5,741,100
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	4,900	4,900,784
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/2042	3,000	3,267,570
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/2094	5,250	6,276,848
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(i)	5.75%	10/01/2036	7,500	7,569,375
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(b)	6.38%	01/01/2039	1,000	1,014,390
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(e)	5.00%	06/15/2045	28,610	31,096,496
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(e)	5.25%	01/15/2039	2,000	2,025,020
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	4,455	4,555,638
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2028	5,570	5,690,702
Subseries 2009 A-1, Future Tax Sec. RB(e)	5.00%	05/01/2029	4,455	4,555,638
Subseries 2013, Sub. Future Tax Sec. RB(e)	5.00%	11/01/2038	5,465	6,093,858
Subseries 2013, Sub. Future Tax Sec. RB(e)	5.00%	11/01/2042	12,625	14,039,000
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	10,000	11,000,400
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(e)	5.00%	03/15/2031	21,885	23,489,827
New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2011 A, RB(c)(d)	5.00%	05/01/2021	1,000	1,084,220
Series 2011 A, RB(c)(d)	5.00%	05/01/2021	1,000	1,084,220
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/2035	1,000	1,077,610
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(e)	5.00%	03/15/2040	12,030	13,415,736
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,000	2,037,300
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/2039	500	507,245
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(g)	5.00%	11/15/2044	10,905	11,479,148
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(i)	5.00%	08/01/2026	10,000	10,515,200
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(i)	5.00%	07/01/2046	15,205	16,231,033
Rockland Tobacco Asset Securitization Corp.;
Series 2001, Tobacco Settlement Asset-Backed RB	5.63%	08/15/2035	3,865	3,960,002
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(g)(h)	0.00%	08/15/2045	57,500	9,712,900
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,297,708
Triborough Bridge & Tunnel Authority; Series 1993 B, General Purpose RB(c)	5.00%	01/01/2020	1,340	1,374,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	$14,000	$14,367,780
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2041	2,000	2,159,940
				256,458,644

North Carolina–0.39%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(i)	5.00%	06/30/2054	5,475	5,849,161
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB(c)(d)	5.00%	06/01/2019	1,000	1,025,220
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/2024	1,745	1,836,264
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB(c)(d)	5.13%	01/01/2019	2,000	2,022,900
Oak Island (Town of); Series 2009, Enterprise System RB(c)(d)	6.00%	06/01/2019	500	516,080
				11,249,625

North Dakota–0.70%
Burleigh (County of) (University of Mary); Series 2016, Education Facilities RB	5.20%	04/15/2046	2,700	2,701,161
Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS–AGC)(b)	5.13%	02/15/2037	1,000	1,038,740
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/2031	1,250	1,414,500
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	2,000	2,086,840
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	11,765	12,814,556
				20,055,797

Ohio–4.29%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/2020	2,760	2,683,355
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,088,770
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,440,000
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB(c)(d)	5.00%	06/01/2020	1,025	1,081,242
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,044,300
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds(c)(d)	5.00%	06/01/2019	1,000	1,025,080
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	18,075	18,189,595
Centerville (City of) (Graceworks Lutheran Services);
Series 2017, Ref. Health Care RB	5.25%	11/01/2047	2,700	2,846,286
Series 2017, Ref. Health Care RB	5.25%	11/01/2050	2,500	2,625,875
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	5,000	5,483,950
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools);
Series 2014 A, Ref. & Improvement Lease RB(g)	5.75%	01/01/2024	685	714,866
Series 2014 A, Ref. & Improvement Lease RB(g)	6.50%	01/01/2034	2,450	2,551,185
Cleveland (City of);
Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS–NATL)(b)	5.50%	01/01/2021	1,820	1,899,388
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(b)(h)	0.00%	11/15/2025	2,895	2,315,305
Series 2012 A, Ref. Airport System RB	5.00%	01/01/2029	5,000	5,366,200
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,150	2,261,800
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	7,000	7,688,100
Hamilton (County of) (Christ Hospital);
Series 2012, Health Care Facilities RB	5.25%	06/01/2027	3,295	3,613,923
Series 2012, Health Care Facilities RB	5.50%	06/01/2042	6,000	6,615,900
Hamilton (County of) (Life Enriching Communities);
Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	6,505	6,978,044
Series 2016, Ref. Improvement Health Care RB	5.00%	01/01/2051	1,695	1,812,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Middleburg Heights (City of) (Southwest General Health Center);
Series 2011, Hospital Facilities RB	5.13%	08/01/2031	$1,750	$1,895,338
Series 2011, Hospital Facilities RB	5.25%	08/01/2036	1,500	1,628,940
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/2044	7,740	8,029,786
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB(c)(d)	5.50%	01/01/2019	3,750	3,797,812
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB(i)	5.00%	12/31/2025	2,000	2,267,360
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	3,000	3,122,910
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(g)(i)	4.50%	01/15/2048	3,000	3,104,190
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(i)	6.10%	09/20/2049	2,845	2,903,607
Tuscarawas (County of) Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. Higher Education Facilities Improvement RB	6.00%	03/01/2045	3,000	3,049,860
				123,125,651

Oklahoma–0.69%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.25%	08/15/2048	8,500	9,497,645
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing);
Series 2017, RB	5.00%	08/01/2052	2,000	1,970,400
Series 2017, RB	5.25%	08/01/2057	3,000	2,955,390
Tulsa (City of) Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(i)	5.00%	06/01/2025	5,000	5,368,850
				19,792,285

Oregon–0.77%
Beaverton School District;
Series 2009, Limited Tax GO Bonds(c)(d)	5.00%	06/01/2019	750	768,810
Series 2009, Limited Tax GO Bonds(c)(d)	5.13%	06/01/2019	500	512,995
Clackamas (County of) Hospital Facility Authority (Mary’s Woods at Marylhurst Inc.);
Series 2018 A, Sr. Living RB	5.00%	05/15/2048	675	722,075
Series 2018 A, Sr. Living RB	5.00%	05/15/2052	500	533,355
Clackamas (County of) Hospital Facility Authority (Willamette View); Series 2017 A, Ref. Sr. Living RB	5.00%	11/15/2047	5,375	5,784,790
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/2034	2,000	2,144,580
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,575,240
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/2029	900	972,279
Portland (Port of); Series 2017 24-B, Airport RB(i)	5.00%	07/01/2042	3,000	3,333,750
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,072,990
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,089,590
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(g)	6.38%	11/01/2033	3,500	3,624,075
				22,134,529

Pennsylvania–2.85%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB(c)(d)	5.25%	03/01/2021	700	757,456
Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	7,500	8,210,025
Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/2029	1,385	1,509,775
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,000	1,037,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Erie (City of) Parking Authority;
Series 2010, Gtd. RB(c)(d)	5.20%	09/01/2020	$260	$277,352
Series 2010, Gtd. RB (INS–AGM)(b)	5.20%	09/01/2035	740	781,188
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(j)(k)	1.56%	06/01/2037	850	850,000
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,588,900
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(j)(k)	1.57%	10/15/2025	600	600,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,194,934
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(i)	5.50%	11/01/2044	3,300	3,480,939
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2011 A, RB(c)(d)	5.13%	05/01/2021	470	509,950
Series 2011 A, RB	5.13%	05/01/2036	30	31,875
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	4,000	4,098,800
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	250	256,175
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	855	876,119
Series 2009 A, Sub. RB(c)(d)	5.00%	06/01/2019	745	763,402
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	7,995	9,160,191
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	2,150	2,335,975
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	1,165	1,265,773
Subseries 2010 B-2, Sub. RB(c)(d)	5.75%	12/01/2020	1,235	1,341,827
Subseries 2010 B-2, Sub. RB(c)(d)	6.00%	12/01/2020	395	431,324
Subseries 2010 B-2, Sub. RB(c)(d)	6.00%	12/01/2020	1,940	2,113,921
Subseries 2010 B-2, Sub. Turnpike RB(c)(d)	6.00%	12/01/2020	415	453,163
Subseries 2014 A-2, Sub. Conv. CAB RB(m)	5.13%	12/01/2040	5,500	4,663,615
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	4,000	4,474,960
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2037	3,575	3,813,703
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	3,000	3,188,880
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,879,960
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(c)(d)	5.00%	08/01/2020	500	530,120
Series 2017 B, Ref. Airport RB(e)(i)	5.00%	07/01/2042	7,500	8,347,200
Philadelphia School District; Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/01/2026	2,360	2,687,214
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	02/01/2031	2,000	2,104,680
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(c)(d)	5.00%	05/15/2019	335	342,685
Series 2009, RB(c)(d)	5.00%	05/15/2019	1,330	1,360,510
Series 2009, RB(c)(d)	5.00%	05/15/2019	335	342,685
				81,663,006

Puerto Rico–0.40%
Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	5,900	5,972,688
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS–NATL)(b)	5.25%	07/01/2030	2,700	2,924,154
Puerto Rico (Commonwealth of); Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS–AGC) (CPI Rate + 1.00%)(b)(n)	3.46%	07/01/2019	2,500	2,510,125
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB(c)(d)	5.50%	08/01/2019	20	20,682
				11,427,649

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.10%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/2035	$500	$528,490
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(b)(i)	5.25%	07/01/2028	1,810	1,814,416
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB(c)(d)	6.25%	05/15/2019	500	515,945
				2,858,851

South Carolina–1.78%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/2031	2,120	2,294,730
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/2040	2,000	2,098,700
Piedmont Municipal Power Agency;
Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.00%	01/01/2030	500	534,685
Series 2011 D, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/2034	1,000	1,093,140
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB(c)(d)	5.38%	02/01/2019	2,000	2,030,200
Series 2009 B, Ref. & Improvement Hospital RB(c)(d)	5.50%	02/01/2019	3,000	3,046,800
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(b)	5.00%	02/01/2019	1,000	1,013,590
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/2028	2,000	2,091,000
Series 2017, Ref. Health Facilities RB	5.00%	05/01/2037	1,000	1,049,350
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2009, Ref. & Improvement Hospital RB(c)(d)	5.75%	08/01/2019	1,000	1,036,500
Series 2013 A, Ref. Hospital RB(c)(d)	5.25%	08/01/2023	3,850	4,412,408
South Carolina (State of) Ports Authority;
Series 2015, RB(i)	5.00%	07/01/2045	10,000	10,985,600
Series 2018, RB(i)	5.00%	07/01/2048	5,850	6,542,816
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,412,350
South Carolina (State of) Public Service Authority;
Series 2008 A, RB(c)(d)	5.50%	01/01/2019	160	162,040
Series 2008 A, RB(c)(d)	5.50%	01/01/2019	1,840	1,863,460
Series 2015 E, RB	5.25%	12/01/2055	4,975	5,407,825
				51,075,194

South Dakota–0.20%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/2031	1,500	1,584,600
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/2042	4,000	4,240,400
				5,825,000

Tennessee–1.24%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, Hospital RB(c)(d)	5.63%	07/01/2020	2,000	2,136,480
Knox (County of) Health, Educational and Housing Facility Board (Covenant Health);
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2042	10,000	10,856,200
Series 2016 A, Ref. Hospital RB	5.00%	01/01/2047	5,000	5,409,550
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/2027	2,000	2,131,440
Series 2012, Ref. & Improvement RB	5.00%	07/01/2032	1,500	1,580,325
Series 2012, Ref. & Improvement RB	5.00%	07/01/2037	1,100	1,154,076
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	8,802,314
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,652,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.);
Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/2034	$500	$517,560
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/2044	1,165	1,217,145
				35,457,775

Texas–9.16%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(f)(i)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/2034	1,000	1,034,390
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS–BHAC)(b)	5.00%	08/15/2039	1,020	1,022,366
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB(c)(d)	5.00%	05/01/2019	1,500	1,533,000
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(c)	7.00%	05/01/2021	500	538,185
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	4,500	4,740,570
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB(c)(d)	5.75%	01/01/2021	1,000	1,086,070
Series 2011, Sr. Lien RB(c)(d)	6.00%	01/01/2021	5,000	5,458,600
Series 2016, Ref. Sr. Lien RB	5.00%	01/01/2046	8,705	9,512,215
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/2043	2,000	2,223,240
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2015 A, Education RB	5.13%	08/15/2030	2,000	2,037,940
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.25%	08/15/2034	4,000	4,122,120
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,334,500
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,604,745
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP–Texas Permanent School Fund)(h)	0.00%	08/15/2023	2,000	1,786,180
Grand Parkway Transportation Corp.; Series 2013 B, Sub. Tier Toll RB	5.25%	10/01/2051	14,360	16,034,089
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	08/15/2031	6,665	8,394,634
Series 2009, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	570	587,163
Series 2009, Sr. Lien Toll Road RB	5.00%	08/15/2038	430	442,169
Series 2009 A, Sr. Lien Toll Road RB(c)(d)	5.00%	08/15/2019	2,920	3,009,323
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB(c)(d)	5.38%	11/15/2018	825	831,221
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB(c)(d)	5.25%	11/15/2019	1,100	1,146,750
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(c)(d)	7.25%	12/01/2018	1,000	1,013,640
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB(c)(d)	5.00%	11/15/2018	3,180	3,201,688
Series 2008, Thermal Utility RB(c)(d)	5.00%	11/15/2018	3,860	3,886,325
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/2023	1,805	1,808,032
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(h)	0.00%	09/01/2026	8,750	6,811,262
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(h)	0.00%	09/01/2027	3,600	2,675,304
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011, RB(c)(d)	6.50%	05/15/2021	935	1,046,630
Series 2011, RB(c)(d)	6.50%	05/15/2021	805	901,109
Series 2011 A, RB(c)(d)	6.88%	05/15/2021	1,700	1,919,623
Laredo Community College District; Series 2010, Combined Fee RB(c)(d)	5.25%	08/01/2020	1,000	1,063,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, Special Facilities RB	5.25%	11/01/2040	$1,000	$1,058,410
Series 2012, Special Facilities RB(i)	5.00%	11/01/2028	2,000	2,158,360
Lower Colorado River Authority;
Series 2012 A, Ref. RB(c)(d)	5.00%	05/15/2022	10	11,040
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	5,003,886
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(c)(d)	6.00%	02/15/2019	2,500	2,548,250
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,834,087
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	2,204,985
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. Retirement Facility RB	5.00%	02/15/2030	280	294,552
New Hope Cultural Education Facilities Finance Corp. (CHF–Collegiate Housing College Station I, LLC–Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2042	2,500	2,708,150
New Hope Cultural Education Facilities Finance Corp. (CHF–Collegiate Housing Island Campus, LLC–Texas A&M University); Series 2017 A, Student Housing RB	5.00%	04/01/2037	1,700	1,851,912
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2037	2,820	2,989,115
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	2,350	2,598,583
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, Retirement Facility RB	5.00%	11/15/2026	675	686,273
Series 2016 A, Retirement Facility RB	5.38%	11/15/2036	865	878,382
Series 2016 A, Retirement Facility RB	5.50%	11/15/2046	1,250	1,271,325
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2046	3,000	3,165,300
North East Texas Regional Mobility Authority;
Series 2016, Sr. Lien RB	5.00%	01/01/2036	3,400	3,717,560
Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	6,750	7,339,612
North Harris (County of) Regional Water Authority; Series 2016, Ref. Sr. Lien RB(e)	5.00%	12/15/2046	18,460	20,602,652
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB(c)(d)	5.38%	01/01/2019	815	824,796
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/2021	185	187,109
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(h)	0.00%	01/01/2028	12,800	9,564,800
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(h)	0.00%	01/01/2029	2,165	1,555,314
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(h)	0.00%	01/01/2031	4,710	3,120,187
Series 2008 K-1, Ref. First Tier System RB(c)(d)	5.75%	01/01/2019	1,630	1,651,549
Series 2011, Ref. First Tier System RB	5.00%	01/01/2038	1,000	1,056,960
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds(c)(d)	5.13%	02/15/2019	1,000	1,015,900
Pflugerville (City of);
Series 2009, Limited Tax GO Bonds(c)(d)	5.30%	08/01/2019	860	887,924
Series 2009, Limited Tax GO Ctfs.(c)(d)	5.38%	08/01/2019	755	780,021
Port Beaumont Navigation District (Jefferson Energy Companies); Series 2016, Dock & Wharf Facility RB(d)(g)(i)	7.25%	02/13/2020	4,000	4,161,720
Pottsboro Higher Education Funance Corp. (Imagine International Academy of North Texas, LLC); Series 2016 A, Education RB	5.00%	08/15/2046	3,000	3,003,810
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/2024	850	969,068
Rowlett (City of) (Bayside Public Improvement District North Improvement Area);
Series 2016, Special Assessment RB	5.38%	09/15/2030	400	389,972
Series 2016, Special Assessment RB	5.75%	09/15/2036	160	155,112
Sachse (City of);
Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/2019	390	396,416
Series 2009, Ref. & Improvement Limited Tax GO Bonds(c)(d)	5.25%	02/15/2019	105	106,727
Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(b)	5.25%	02/15/2031	5	5,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2032	$1,250	$1,289,163
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2037	1,000	1,029,820
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co. (The))(j)(k)	1.43%	11/15/2050	4,000	4,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB(c)(d)	6.13%	11/15/2019	2,000	2,101,940
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/2037	345	307,861
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	1,975	1,976,975
Series 2007, Retirement Facility RB	5.75%	02/15/2029	1,500	1,501,050
Series 2017A, Retirement Facility RB	6.38%	02/15/2052	5,000	5,461,500
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(c)(d)	6.50%	01/01/2019	875	888,956
Series 2008, Ref. RB (INS–AGC)(b)	6.50%	07/01/2037	3,375	3,425,152
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	7,670	3,593,242
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	9,995	4,468,265
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(c)(h)	0.00%	08/15/2027	30	23,498
Series 2002 A, First Tier CAB RB (INS–BHAC)(b)(h)	0.00%	08/15/2027	970	748,452
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(c)(d)	5.00%	05/15/2019	1,610	1,647,497
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,485	5,197,308
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2023	2,000	2,207,560
Series 2012, Gas Supply RB	5.00%	12/15/2028	6,310	6,849,820
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,875	2,022,075
Series 2012, Gas Supply RB	5.00%	12/15/2032	3,865	4,163,339
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(i)	5.00%	12/31/2045	7,550	8,149,017
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	5,460	5,777,335
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(i)	7.00%	12/31/2038	3,475	4,096,955
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, Hospital RB(c)(d)	5.13%	07/01/2021	1,655	1,793,341
Series 2011, Hospital RB(c)(d)	5.25%	07/01/2021	2,000	2,174,000
University of Houston; Series 2009, Ref. Consolidated RB(c)(d)	5.00%	02/15/2019	1,000	1,015,120
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS–AMBAC)(b)	5.38%	11/15/2024	1,300	1,309,113
				262,780,278

Utah–0.61%
Pleasant Grove (City of); Series 2008, Water RB (INS–AGM)(b)	5.25%	12/01/2033	710	716,113
Salt Lake City (City of); Series 2017 A, Airport RB(e)(i)	5.00%	07/01/2042	14,000	15,671,740
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,085	1,086,823
				17,474,676

Vermont–0.09%
University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/2039	1,275	1,314,015
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/2020	1,250	1,326,150
				2,640,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.32%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	$5,500	$5,472,500
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	850	845,750
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,750	2,726,625
				9,044,875

Virginia–1.73%
Ballston Quarter Communities Development Authority; Series 2016 A, Tax Allocation RB	5.50%	03/01/2046	5,000	5,229,700
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2018, Ref. Care Facility RB	5.00%	07/01/2048	700	745,136
Series 2018, Ref. Care Facility RB	5.00%	07/01/2051	1,000	1,060,680
Stafford (County of) Economic Development Authority (Mary Washington Healthcare Obligated Group); Series 2016, Ref. Hospital Facilities RB	5.00%	06/15/2036	1,000	1,102,030
Tobacco Settlement Financing Corp.; Series 2007 B-2, Sr. Tobacco Settlement RB	5.20%	06/01/2046	4,000	4,040,600
Virginia (State of) College Building Authority (Marymount University); Series 2015 A, Ref. Educational Facilities RB(g)	5.00%	07/01/2045	1,000	1,040,950
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB(c)(d)	6.00%	12/01/2018	1,000	1,010,700
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(i)	5.00%	07/01/2034	5,000	5,302,350
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(i)	5.00%	07/01/2027	4,465	4,791,704
Series 2012, Sr. Lien RB(i)	5.50%	01/01/2042	4,920	5,323,489
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(i)	5.00%	07/01/2034	6,735	7,143,815
Series 2012, Sr. Lien RB(i)	5.00%	01/01/2040	2,535	2,674,349
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(i)	5.00%	12/31/2049	7,500	8,180,400
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB(c)(d)	7.50%	01/01/2019	2,000	2,037,960
				49,683,863

Washington–3.08%
FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/2039	1,000	1,023,870
Seattle (City of); Series 2008, Ref. & Improvement Municipal Light & Power RB(c)(d)	5.75%	04/01/2019	2,000	2,047,760
Seattle (Port of);
Series 2017 C, Intermediate Lien RB(i)	5.25%	05/01/2042	5,000	5,712,500
Series 2018 A, RB(e)(i)	5.00%	05/01/2043	21,000	23,383,500
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(e)	5.00%	07/01/2048	15,000	16,922,400
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB	5.63%	01/01/2035	1,250	1,327,650
Series 2011, RB	6.00%	01/01/2031	1,500	1,612,380
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 B, RB(c)(d)	6.00%	08/15/2019	2,000	2,079,820
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB(c)(d)	5.38%	10/01/2019	500	519,000
Series 2009, Ref. RB(c)(d)	5.63%	10/01/2019	1,500	1,560,960
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	2,500	2,588,175
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(g)	6.50%	07/01/2030	800	868,096
Series 2015 A, RB(g)	6.75%	07/01/2035	820	889,692
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB(g)	5.00%	01/01/2036	1,875	2,009,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. Non-Profit RB(g)	5.00%	07/01/2048	$2,000	$2,060,920
Series 2018 A, Ref. Non-Profit RB(g)	5.00%	07/01/2053	1,500	1,540,920
Washington (State of); Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	21,500	22,150,375
				88,297,268

West Virginia–0.23%
Monongalia (County of) Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. Excise Tax & Improvement RB(g)	5.50%	06/01/2037	2,500	2,589,200
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2016, Solid Waste Disposal Facilities RB(g)(i)	6.75%	02/01/2026	4,035	3,931,785
				6,520,985

Wisconsin–3.40%
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(g)	6.75%	08/01/2031	3,000	3,316,710
Public Finance Authority (KU Campus Development Corporation –Central District Development Project); Series 2016, Lease Development RB(e)	5.00%	03/01/2041	10,000	11,043,000
Public Finance Authority (WhiteStone); Series 2017, Ref. Retirement Facility RB(g)	5.00%	03/01/2052	1,075	1,144,327
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(i)	5.38%	11/01/2021	2,000	2,005,280
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,596,040
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,250	1,178,875
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS–AGC)(b)	5.13%	02/15/2030	1,500	1,558,530
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB(c)(d)	5.00%	04/01/2019	750	764,715
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB(c)(d)	5.50%	05/01/2021	2,000	2,186,640
Series 2011 A, RB(c)(d)	5.75%	05/01/2021	1,000	1,099,760
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB(c)(d)	6.38%	02/15/2019	500	510,480
Series 2009, RB(c)(d)	6.63%	02/15/2019	1,000	1,022,060
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,339,250
Wisconsin (State of) Health & Educational Facilities Authority (Saint John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	1,048,370
Series 2018 A, RB	5.00%	09/15/2045	1,000	1,046,050
Series 2018 A, RB	5.00%	09/15/2050	4,000	4,174,960
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation PILOT RB(g)	7.00%	12/01/2050	7,000	8,103,690
Wisconsin (State of) Public Finance Authority (Denver International Aiport Great Hall); Series 2017, RB(i)	5.00%	09/30/2049	4,750	5,187,522
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB	5.00%	03/01/2036	4,500	5,003,910
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB(g)	6.25%	01/01/2038	3,250	3,281,623
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,273,450
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,251,280
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2032	2,000	2,233,340
Series 2016 A, Ref. Hospital RB	5.00%	06/01/2034	7,180	7,971,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	$1,955	$2,118,907
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, Higher Education Facility RB(g)	5.25%	12/01/2039	7,285	7,558,625
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(c)(d)	5.38%	05/01/2019	225	230,571
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	2,130	2,181,610
Series 2009 A, General Fund Annual Appropriation RB(c)(d)	5.63%	05/01/2019	475	487,535
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	4,525	4,641,066
				97,559,197

Wyoming–0.45%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/2039	4,000	4,127,320
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,074,108
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)(e)	5.00%	01/01/2047	7,000	7,757,400
				12,958,828
TOTAL INVESTMENTS IN SECURITIES(q)–112.35% (Cost $3,094,025,623)				3,222,646,617
FLOATING RATE NOTE OBLIGATIONS–(13.30)%
Notes with interest and fee rates ranging from 1.61% to 2.48% at 08/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(r)				(381,450,000)
OTHER ASSETS LESS LIABILITIES–0.95%				27,244,410
NET ASSETS–100.00%				$2,868,441,027

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance Co.
Conv.	– Convertible
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2018 was $1,316,142, which represented less than 1% of the Fund’s Net Assets.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $198,275,552, which represented 6.91% of the Fund’s Net Assets.

(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $44,515,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(o)	Security subject to crossover refunding.
(p)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $306,291, which represented less than 1% of the Fund’s Net Assets.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Fund’s investments with a value of $597,289,161 are held by TOB Trusts and serve as collateral for the $381,450,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2018

Revenue Bonds	79.5%
Pre-Refunded Bonds	13.9
General Obligation Bonds	6.2
Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $3,094,025,623)	$3,222,646,617
Cash	92,291
Receivable for:
Investments sold	5,975,000
Fund shares sold	2,927,154
Interest	35,970,870
Investment for trustee deferred compensation and retirement plans	382,578
Other assets	96,003
Total assets	3,268,090,513

Liabilities:
Floating rate note obligations	381,450,000
Payable for:
Investments purchased	7,908,614
Dividends	3,424,085
Fund shares reacquired	5,249,820
Accrued fees to affiliates	1,006,910
Accrued trustees’ and officers’ fees and benefits	8,112
Accrued other operating expenses	132,984
Trustee deferred compensation and retirement plans	468,961
Total liabilities	399,649,486
Net assets applicable to shares outstanding	$2,868,441,027

Net assets consist of:
Shares of beneficial interest	$2,857,406,381
Undistributed net investment income	7,598,000
Undistributed net realized gain (loss)	(125,184,348)
Net unrealized appreciation	128,620,994
$2,868,441,027

Net Assets:
Class A	$1,930,790,864
Class C	$240,992,671
Class Y	$444,170,044
Investor Class	$102,555,353
Class R6	$149,932,095

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	146,790,329
Class C	18,410,219
Class Y	33,775,147
Investor Class	7,790,890
Class R6	11,400,328
Class A:
Net asset value per share	$13.15
Maximum offering price per share (Net asset value of $13.15 ÷ 95.75%)	$13.73
Class C:
Net asset value and offering price per share	$13.09
Class Y:
Net asset value and offering price per share	$13.15
Investor Class:
Net asset value and offering price per share	$13.16
Class R6:
Net asset value and offering price per share	$13.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$70,834,343

Expenses:
Advisory fees	6,638,180
Administrative services fees	273,827
Custodian fees	31,285
Distribution fees:
Class A	2,435,273
Class C	1,233,913
Investor Class	62,364
Interest, facilities and maintenance fees	4,254,299
Transfer agent fees — A,C,Y and Investor	1,150,153
Transfer agent fees — R6	9,369
Trustees’ and officers’ fees and benefits	23,157
Registration and filing fees	104,936
Reports to shareholders	95,247
Professional services fees	56,862
Other	168,691
Total expenses	16,537,556
Less: Expense offset arrangement(s)	(3,659)
Net expenses	16,533,897
Net investment income	54,300,446

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	463,109
Change in net unrealized appreciation (depreciation) of investment securities	(4,542,348)
Net realized and unrealized gain (loss)	(4,079,239)
Net increase in net assets resulting from operations	$50,221,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$54,300,446	$113,405,960
Net realized gain (loss)	463,109	(4,995,559)
Change in net unrealized appreciation (depreciation)	(4,542,348)	(11,621,085)
Net increase in net assets resulting from operations	50,221,207	96,789,316

Distributions to shareholders from net investment income:
Class A	(38,689,916)	(71,836,794)
Class B	—	(110,613)
Class C	(3,980,575)	(7,271,646)
Class Y	(9,426,891)	(22,275,513)
Investor Class	(2,142,124)	(4,100,245)
Class R6	(3,163,022)	(610,050)
Total distributions from net investment income	(57,402,528)	(106,204,861)

Share transactions–net:
Class A	607,139	13,329,133
Class B	—	(6,474,856)
Class C	(6,409,285)	(1,984,355)
Class Y	2,543,959	(81,220,069)
Investor Class	(2,364,583)	(3,044,329)
Class R6	9,022,026	143,209,493
Net increase in net assets resulting from share transactions	3,399,256	63,815,017
Net increase (decrease) in net assets	(3,782,065)	54,399,472

Net assets:
Beginning of period	2,872,223,092	2,817,823,620
End of period (includes undistributed net investment income of $7,598,000 and $10,700,082, respectively)	$2,868,441,027	$2,872,223,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Invesco Municipal Income Fund

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$50,221,207

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(444,073,611)
Proceeds from sales of short-term investments, net	13,463,170
Proceeds from sales of investments	335,700,446
Amortization of premium	8,338,393
Accretion of discount	(4,586,976)
Increase in receivables and other assets	(808,181)
Increase in accrued expenses and other payables	13,735
Net realized gain from investment securities	(463,109)
Net change in unrealized depreciation on investment securities	4,542,348
Net cash provided by (used in) operating activities	(37,652,578)

Cash provided by financing activities:
Dividends paid to shareholders from net investment income	(20,406,669)
Proceeds from shares of beneficial interest sold	219,502,344
Disbursements from shares of beneficial interest reacquired	(251,478,785)
Proceeds from TOB Trusts	110,125,000
Repayments of TOB Trusts	(23,745,000)
Net cash provided by financing activities	33,996,890
Net increase (decrease) in cash and cash equivalents	(3,655,688)
Cash and cash equivalents at beginning of period	3,747,879
Cash and cash equivalents at end of period	$92,291

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$37,089,169

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$4,254,299

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund

37                         Invesco Municipal Income Fund

may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

38                         Invesco Municipal Income Fund

H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

39                         Invesco Municipal Income Fund

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.50%
Over $500 million	0.45%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 46%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Investor Class shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A and Investor Class average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A and Investor Class shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $141,209 in front-end sales commissions from the sale of Class A shares and $25,277 and $2,416 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

40                         Invesco Municipal Income Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Fund engaged in securities purchases of $60,567,675 and securities sales of $67,510,895, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,659.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $329,540,000 and 2.55%, respectively.

41                         Invesco Municipal Income Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$21,329,984	$—	$21,329,984
Not subject to expiration	55,816,519	48,242,007	104,058,526
	$77,146,503	$48,242,007	$125,388,510

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $443,494,509 and $340,603,446, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$144,642,312
Aggregate unrealized (depreciation) of investments	(13,959,943)
Net unrealized appreciation of investments	$130,682,369

Cost of investments for tax purposes is $3,091,964,248.

42                         Invesco Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	8,968,520	$118,236,034	21,481,197	$287,419,728
Class B(b)	—	—	1,279	17,054
Class C	2,339,722	30,700,653	5,735,029	76,394,409
Class Y	2,987,191	39,381,438	13,027,920	173,863,325
Investor Class	95,470	1,259,847	277,967	3,720,348
Class R6(c)	2,248,656	29,636,158	11,000,198	146,977,990

Issued as reinvestment of dividends:
Class A	1,913,690	25,219,460	3,660,899	48,900,506
Class B(b)	—	—	4,921	65,728
Class C	225,918	2,963,675	416,219	5,532,391
Class Y	364,673	4,805,054	941,278	12,580,307
Investor Class	120,767	1,593,007	228,639	3,056,843
Class R6	190,307	2,507,973	44,372	585,541

Conversion of Class B shares to Class A shares:(d)
Class A	—	—	137,228	1,830,616
Class B	—	—	(137,426)	(1,830,616)

Reacquired:
Class A	(10,835,735)	(142,848,355)	(24,313,937)	(324,821,717)
Class B(b)	—	—	(354,172)	(4,727,022)
Class C	(3,054,232)	(40,073,613)	(6,311,525)	(83,911,155)
Class Y	(3,160,328)	(41,642,533)	(20,051,195)	(267,663,701)
Investor Class	(395,334)	(5,217,437)	(733,113)	(9,821,520)
Class R6	(1,754,211)	(23,122,105)	(328,994)	(4,354,038)
Net increase in share activity	255,074	$3,399,256	4,726,784	$63,815,017

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period March 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

43                         Invesco Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/18	$13.19	$0.25	$(0.03)	$0.22	$(0.26)	$13.15	1.71%		$1,930,791	1.14	%(d)	1.14	%(d)	0.85	%(d)	3.75	%(d)	11%
Year ended 02/28/18	13.22	0.53	(0.06)	0.47	(0.50)	13.19	3.53		1,935,019	1.10		1.10		0.87		3.94		17
Year ended 02/28/17	13.70	0.52	(0.47)	0.05	(0.53)	13.22	0.28		1,927,685	0.99		0.99		0.83		3.79		25
Year ended 02/29/16	13.75	0.59	(0.06)	0.53	(0.58)	13.70	3.94		1,766,102	0.93		0.93		0.85		4.29		12
Year ended 02/28/15	13.25	0.58	0.49	1.07	(0.57)	13.75	8.20		1,660,106	0.93		0.93		0.87		4.24		10
Year ended 02/28/14	13.99	0.58	(0.76)	(0.18)	(0.56)	13.25	(1.16)		1,567,766	0.90		0.90		0.81		4.42		8
Class C
Six months ended 08/31/18	13.12	0.20	(0.02)	0.18	(0.21)	13.09	1.41		240,993	1.89	(d)	1.89	(d)	1.60	(d)	3.00	(d)	11
Year ended 02/28/18	13.16	0.42	(0.07)	0.35	(0.39)	13.12	2.68		248,013	1.85		1.85		1.62		3.19		17
Year ended 02/28/17	13.64	0.41	(0.47)	(0.06)	(0.42)	13.16	(0.48)		250,828	1.74		1.74		1.58		3.04		25
Year ended 02/29/16	13.68	0.48	(0.05)	0.43	(0.47)	13.64	3.24		156,712	1.68		1.68		1.60		3.54		12
Year ended 02/28/15	13.19	0.48	0.48	0.96	(0.47)	13.68	7.34		113,479	1.68		1.68		1.62		3.49		10
Year ended 02/28/14	13.94	0.48	(0.77)	(0.29)	(0.46)	13.19	(2.00)		94,658	1.65		1.65		1.56		3.67		8
Class Y
Six months ended 08/31/18	13.18	0.27	(0.02)	0.25	(0.28)	13.15	1.92		444,170	0.89	(d)	0.89	(d)	0.60	(d)	4.00	(d)	11
Year ended 02/28/18	13.22	0.56	(0.07)	0.49	(0.53)	13.18	3.71		442,757	0.85		0.85		0.62		4.19		17
Year ended 02/28/17	13.70	0.55	(0.47)	0.08	(0.56)	13.22	0.54		524,417	0.74		0.74		0.58		4.04		25
Year ended 02/29/16	13.74	0.62	(0.05)	0.57	(0.61)	13.70	4.27		449,882	0.68		0.68		0.60		4.54		12
Year ended 02/28/15	13.25	0.61	0.48	1.09	(0.60)	13.74	8.39		427,397	0.68		0.68		0.62		4.49		10
Year ended 02/28/14	13.98	0.62	(0.75)	(0.13)	(0.60)	13.25	(0.84)		411,718	0.65		0.65		0.56		4.67		8
Investor Class
Six months ended 08/31/18	13.19	0.26	(0.02)	0.24	(0.27)	13.16	1.84	(e)	102,555	1.01	(d)(e)	1.01	(d)(e)	0.72	(d)(e)	3.88	(d)(e)	11
Year ended 02/28/18	13.24	0.54	(0.08)	0.46	(0.51)	13.19	3.48	(e)	105,159	1.03	(e)	1.03	(e)	0.80	(e)	4.01	(e)	17
Year ended 02/28/17	13.71	0.53	(0.46)	0.07	(0.54)	13.24	0.47	(e)	108,489	0.87	(e)	0.87	(e)	0.71	(e)	3.91	(e)	25
Year ended 02/29/16	13.76	0.60	(0.06)	0.54	(0.59)	13.71	4.06	(e)	114,690	0.82	(e)	0.82	(e)	0.74	(e)	4.40	(e)	12
Year ended 02/28/15	13.26	0.59	0.49	1.08	(0.58)	13.76	8.31	(e)	117,224	0.81	(e)	0.81	(e)	0.75	(e)	4.36	(e)	10
Year ended 02/28/14(f)	13.14	0.37	0.11	0.48	(0.36)	13.26	3.75		112,322	0.82	(g)	0.82	(g)	0.73	(g)	4.50	(g)	8
Class R6
Six months ended 08/31/18	13.18	0.27	(0.01)	0.26	(0.29)	13.15	1.95		149,932	0.82	(d)	0.82	(d)	0.53	(d)	4.07	(d)	11
Year ended 02/28/18(h)	13.25	0.51	(0.10)	0.41	(0.48)	13.18	3.13		141,275	0.79	(g)	0.79	(g)	0.56	(g)	4.25	(g)	17

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Ratios are annualized and based on average daily net assets (000’s omitted) of $1,932,332, $244,771, $442,834, $104,409 and $146,348 for Class A, Class C, Class Y, Investor Class and Class R6 shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.12%, 0.18%, 0.13%, 0.14%, and 0.13% for the six months ended August 31, 2018 and the years ended February 28, 2018, February 28, 2017, February 29, 2016 and February 28, 2015, respectively.

(f)	Commencement date of July 15, 2013.
(g)	Annualized.
(h)	Commencement date of April 4, 2017.

44                         Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period [2]
Class A	$1,000.00	$1,017.10	$5.80	$1,019.46	$5.80	1.14%
Class C	1,000.00	1,014.10	9.59	1,015.68	9.60	1.89
Class Y	1,000.00	1,019.20	4.53	1,020.72	4.53	0.89
Investor Class	1,000.00	1,017.60	5.14	1,020.11	5.14	1.01
Class R6	1,000.00	1,019.50	4.17	1,021.07	4.18	0.82

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

45                         Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both

46                         Invesco Municipal Income Fund

advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

47                         Invesco Municipal Income Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-SAR-1	10222018 1223

Semiannual Report to Shareholders	August 31, 2018

Invesco New York Tax Free Income Fund

Nasdaq:
A: VNYAX ◾ C: VNYCX ◾ Y: VNYYX ◾ R6: VNYSX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

11	Financial Statements

14	Notes to Financial Statements

21	Financial Highlights

22	Fund Expenses

23	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 2/28/18 to 8/31/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.44%
Class C Shares	1.07
Class Y Shares	1.56
Class R6 Shares	1.59
S&P Municipal Bond Index▼ (Broad Market Index)	1.78
S&P Municipal Bond New York 5+ Year Investment Grade Index▼ (Style-Specific Index)	1.52
Lipper New York Municipal Debt Funds Index∎ (Peer Group Index)	2.83

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond New York 5+ Year Investment Grade Index seeks to measure the performance of investment grade, New York-issued US municipals with maturities equal to or greater than five years.

    The Lipper New York Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/18, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	4.75%
10 Years	3.66
5 Years	3.44
1 Year	-3.59

Class C Shares
Inception (7/29/94)	4.17%
10 Years	3.34
5 Years	3.58
1 Year	-1.02

Class Y Shares
10 Years	4.31%
5 Years	4.61
1 Year	1.02

Class R6 Shares
10 Years	4.15%
5 Years	4.43
1 Year	0.98

Average Annual Total Returns
As of 6/30/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/29/94)	4.78%
10 Years	3.69
5 Years	2.63
1 Year	-2.67

Class C Shares
Inception (7/29/94)	4.19%
10 Years	3.36
5 Years	2.76
1 Year	-0.18

Class Y Shares
10 Years	4.34%
5 Years	3.79
1 Year	1.82

Class R6 Shares
10 Years	4.17%
5 Years	3.59
1 Year	1.83

Effective June 1, 2010, Class A and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A and Class C shares are blended returns of the predecessor fund and Invesco New York Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.36%, 2.11%, 1.11% and 1.06%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                         Invesco New York Tax Free Income Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–112.26%(a)
New York–107.88%
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(b)	5.00%	12/15/2025	$500	$526,415
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB(c)(d)	6.25%	11/15/2020	1,000	1,095,750
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	435	468,887
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	500	519,140
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	490	556,312
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(e)	0.00%	07/15/2034	3,685	1,987,689
Series 2009, PILOT RB(c)(d)	6.25%	01/15/2020	685	728,087
Series 2009, PILOT RB(c)(d)	6.38%	01/15/2020	475	505,671
Series 2016 A, Ref. PILOT RB(f)(g)	5.00%	07/15/2042	4,795	5,196,485
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System); Series 2015, RB	5.25%	07/01/2035	1,000	1,099,610
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,125,387
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	877,363
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/2033	500	525,380
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(h)	5.00%	06/01/2047	1,250	1,317,762
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(h)(i)	5.00%	01/01/2035	1,100	1,180,542
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/2032	350	373,345
Series 2012, RB	5.00%	08/01/2042	1,750	1,854,825
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	1,160	1,279,538
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/2044	600	652,608
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(f)	5.25%	05/01/2030	2,850	3,097,580
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	1,375	1,367,203
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB(c)(d)	5.75%	07/01/2019	1,340	1,386,217
Hudson Yards Infrastructure Corp.;
Series 2012 A, Sr. RB(c)(d)	5.75%	02/15/2021	865	948,524
Series 2012 A, Sr. RB	5.75%	02/15/2047	535	580,218
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	555	536,413
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/2030	1,000	1,010,150
Long Island Power Authority;
Series 2008 A, Electric System General RB(c)(d)	5.50%	05/01/2019	355	364,173
Series 2016 B, Ref. RB	5.00%	09/01/2036	655	740,982
Metropolitan Transportation Authority (Climate Bond Certified);
Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	935	1,080,944
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	745	844,353
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB(e)	0.00%	11/15/2040	3,750	1,591,237
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.00%	11/15/2019	1,500	1,560,975
Series 2009 B, Dedicated Tax Fund RB(c)(d)	5.25%	11/15/2019	615	641,814
Series 2012 H, RB(c)(d)	5.00%	11/15/2022	410	462,058
Series 2012 H, RB	5.00%	11/15/2030	340	374,632
Series 2013 E, RB(c)(d)	5.00%	11/15/2023	1,000	1,150,480
Subseries 2002 G-1H, Ref. Floating Rate RB (1 mo. USD LIBOR + 0.82%)(c)(j)	2.22%	02/01/2022	1,000	1,009,010
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB(c)(d)	5.50%	10/01/2021	370	410,149
Monroe County Industrial Development Corp. (University of Rochester);
Series 2011 A, RB(c)(d)	5.00%	07/01/2021	875	953,715
Series 2015 A, Ref. RB	5.00%	07/01/2033	785	886,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB(f)(g)	5.00%	11/15/2051	$4,905	$5,232,360
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	420	444,990
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	180	190,850
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	65	11,043
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/2027	930	1,011,738
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	750	793,463
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,160
Series 2006 A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	750	747,090
Series 2006 A-3, Sr. Asset-Backed RB	5.13%	06/01/2046	615	608,438
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS–NATL)(b)(i)	5.75%	12/01/2022	2,000	2,078,160
Series 2010, Special Obligation RB	6.00%	12/01/2042	860	936,703
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB(f)	5.25%	10/15/2057	3,115	3,577,048
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(i)	5.65%	10/01/2028	505	509,671
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS–AMBAC)(b)	5.00%	01/01/2036	1,140	1,142,747
New York (City of) Municipal Water Finance Authority;
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	2,000	2,057,939
Series 2017 DD, Water & Sewer System RB(f)	5.25%	06/15/2047	2,250	2,598,908
Subseries 2011 A-1, VRD Water & Sewer System RB(k)	1.55%	06/15/2044	700	700,000
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2027	1,310	1,326,925
Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/2039	1,000	1,012,510
Series 2009 S-5, Building Aid RB	5.00%	01/15/2031	595	601,848
Series 2018 S-3, Building Aid RB	5.25%	07/15/2045	310	362,511
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(f)	5.00%	05/01/2019	605	618,667
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2028	755	771,361
Subseries 2009 A-1, Future Tax Sec. RB(f)	5.00%	05/01/2029	605	618,667
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	660	713,440
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,118,540
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	850	880,277
New York (City of);
Series 2008, Unlimited Tax GO Bonds(c)(d)	5.50%	11/15/2018	1,750	1,763,562
Series 2016 B-1, Unlimited Tax GO Bonds	5.00%	12/01/2041	1,000	1,133,280
Series 2018 E-1, Unlimited Tax GO Bonds	5.25%	03/01/2035	1,000	1,187,330
Subseries 2008 G-1, Unlimited Tax GO Bonds(c)(d)	6.25%	12/15/2018	390	395,203
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,131
Subseries 2012 G-7, VRD Unlimited Tax GO Bonds (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(k)(l)	1.51%	04/01/2042	300	300,000
Subseries 2014 I-2, VRD Unlimited Tax GO Bonds(k)	1.47%	03/01/2040	1,000	1,000,000
New York (Counties of) Tobacco Trust V;
Series 2005 S-1, Sub. Pass Through CAB RB(e)	0.00%	06/01/2038	1,685	522,569
Series 2005 S-2, Sub. Pass Through CAB RB(e)	0.00%	06/01/2050	6,770	945,363
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	660	676,777
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2027	710	866,804
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2030	750	938,805
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2031	555	697,208
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/2041	510	545,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB(c)(d)	5.75%	03/15/2019	$1,000	$1,022,310
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(b)	5.25%	07/01/2028	935	1,070,799
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB(c)(d)	5.13%	07/01/2021	500	546,690
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,282,805
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/2029	1,000	1,022,210
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(b)	5.50%	07/01/2023	1,250	1,409,387
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/2027	100	100,260
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(b)(i)	5.25%	02/15/2028	1,650	1,654,240
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	875	942,655
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB(c)(d)	5.13%	07/01/2019	1,250	1,285,200
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB(c)(d)	6.00%	07/01/2020	1,500	1,613,520
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(b)	5.50%	07/01/2031	1,070	1,297,225
New York (State of) Dormitory Authority (North Shore — Long Island Jewish Obligated Group); Series 2009 A, RB(c)(d)	5.50%	05/01/2019	1,250	1,282,713
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(h)	5.00%	12/01/2045	425	458,979
Series 2017, Ref. RB(h)	5.00%	12/01/2036	1,300	1,428,193
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(c)(d)	5.00%	05/01/2023	20	22,654
Series 2013 A, RB	5.00%	05/01/2029	980	1,062,761
New York (State of) Dormitory Authority (Pratt Institute);
Series 2015 A, Ref. RB	5.00%	07/01/2044	925	1,008,657
Series 2016, Ref. RB	5.00%	07/01/2039	500	559,255
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,250	1,312,375
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	775	817,524
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB(c)(d)	7.50%	10/01/2018	2,000	2,008,840
Series 2008 D, RB(c)(d)	5.75%	10/01/2018	500	501,585
New York (State of) Dormitory Authority (St. Johns University);
Series 2012, RB(c)(d)	5.00%	07/01/2022	580	646,654
Series 2012, RB	5.00%	07/01/2030	635	692,023
Series 2012, RB	5.00%	07/01/2030	5	5,565
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	500	512,100
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	1,185	1,334,251
New York (State of) Dormitory Authority (The New School);
Series 2010, RB(c)(d)	5.50%	07/01/2020	1,245	1,328,104
Series 2011, Ref. RB	5.00%	07/01/2031	750	802,883
New York (State of) Dormitory Authority (Touro College and University System);
Series 2014 A, RB	5.50%	01/01/2039	630	692,332
Series 2014 A, RB	5.50%	01/01/2044	700	767,333
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB(c)(d)	5.00%	10/01/2019	1,385	1,435,746
Series 2009 C, School Districts Bond Financing Program RB (INS–AGC)(b)	5.00%	10/01/2024	115	118,777
Series 2016 A, Ref. School Districts Bond Financing Program RB	5.00%	10/01/2033	600	687,768
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(k)(l)	1.54%	11/01/2046	300	300,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	730	795,058

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	10/01/2018	$500	$501,295
Series 2009 B, Second General Highway & Bridge Trust Fund RB(c)(d)	5.00%	04/01/2019	500	510,075
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,792,498
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,300	1,466,348
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	1,500	1,690,710
Series 2016 B, CAB Sub. Lien RB(e)	0.00%	11/15/2044	3,270	1,120,727
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. Liberty RB(h)	5.00%	11/15/2044	1,505	1,584,238
Series 2014, Class 3, Ref. Liberty RB(h)	7.25%	11/15/2044	415	492,074
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	875	949,585
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,410	1,517,921
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	1,215	1,275,057
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	855	1,091,467
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	1,430	1,547,331
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB(d)	5.50%	04/15/2035	615	815,871
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(i)	5.00%	08/01/2026	1,070	1,125,126
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB(i)	5.00%	01/01/2036	1,545	1,713,637
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(f)(g)(i)	5.00%	07/01/2046	1,750	1,868,090
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. Solid Waste Disposal Facilities RB(h)(i)	4.75%	11/01/2042	790	793,958
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(i)	5.00%	04/01/2029	725	797,319
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	275	294,069
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/15/2023	935	1,052,184
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/2029	995	997,408
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	1,065	1,111,221
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(c)(d)	5.13%	07/01/2019	750	772,058
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(i)(l)	5.38%	12/01/2036	1,000	1,001,700
Rockland Tobacco Asset Securitization Corp.;
Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	720	737,712
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB(e)(h)	0.00%	08/15/2045	4,000	675,680
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB(e)(h)	0.00%	08/15/2060	25,000	958,500
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(f)	5.00%	10/15/2031	2,765	3,173,003
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(h)	5.38%	01/01/2027	905	904,928
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	465	496,527
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	452,993
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016 A, Ref. PILOT RB(i)	5.00%	01/01/2034	1,080	1,162,825
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(i)	5.00%	11/01/2036	1,000	1,060,680
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	250	263,488
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2032	1,250	1,277,275

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority; Series 2013 C, RB(f)	5.00%	11/15/2038	$2,790	$3,118,020
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	1,250	1,314,250
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	930	954,431
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	1,345	1,475,519
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,026,310
Series 2009 A, Ref. RB	5.00%	07/01/2026	810	831,173
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB(h)(i)	7.00%	06/01/2046	470	484,236
Westchester Local Development Corp. (Westchester Medical Center Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2046	1,000	1,064,840
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. Sub. RB	5.13%	06/01/2051	1,295	1,349,053
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,000	1,036,240
				171,046,163

Guam–3.23%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(c)(d)	5.63%	12/01/2019	135	141,430
Series 2009 A, Limited Obligation RB(c)(d)	5.75%	12/01/2019	1,250	1,311,450
Guam (Territory of) Power Authority;
Series 2010 A, RB(c)(d)	5.50%	10/01/2020	450	483,809
Series 2012 A, Ref. RB	5.00%	10/01/2034	610	642,299
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB(c)(d)	5.63%	07/01/2020	740	790,912
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	325	355,115
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	550	582,213
Series 2015 D, Ref. Business Privilege Tax RB	5.00%	11/15/2039	750	817,980
				5,125,208

Virgin Islands–0.93%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(i)	5.00%	09/01/2029	665	659,088
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(h)	5.00%	09/01/2030	770	815,576
				1,474,664

Puerto Rico–0.22%
Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.38%	05/15/2033	340	344,189
TOTAL INVESTMENTS IN SECURITIES(m)–112.26% (Cost $170,536,714)				177,990,224
FLOATING RATE NOTE OBLIGATIONS–(12.69)%
Notes with interest and fee rates ranging from 2.08% to 2.15% at 08/31/2018 and contractual maturities of collateral ranging from 01/15/2027 to 10/15/2057 (See Note 1J)(n)				(20,115,000)
OTHER ASSETS LESS LIABILITIES–0.43%				680,066
NET ASSETS–100.00%				$158,555,290

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

INS	– Insurer
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
RB	– Revenue Bonds

Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(g)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,635,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $11,094,666, which represented 7.00% of the Fund’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(k)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2018. At August 31, 2018, the Fund’s investments with a value of $32,209,624 are held by TOB Trusts and serve as collateral for the $20,115,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2018

Revenue Bonds	79.3%
Pre-Refunded Bonds	16.9
General Obligation Bonds	2.5
Other	1.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $170,536,714)	$177,990,224
Cash	65,199
Receivable for:
Fund shares sold	48,766
Interest	1,925,351
Investment for trustee deferred compensation and retirement plans	44,455
Other assets	39,627
Total assets	180,113,622

Liabilities:
Floating rate note obligations	20,115,000
Payable for:
Investments purchased	790,000
Dividends	24,689
Fund shares reacquired	421,591
Accrued fees to affiliates	65,391
Accrued trustees’ and officers’ fees and benefits	3,327
Accrued other operating expenses	44,287
Trustee deferred compensation and retirement plans	94,047
Total liabilities	21,558,332
Net assets applicable to shares outstanding	$158,555,290

Net assets consist of:
Shares of beneficial interest	$159,465,706
Undistributed net investment income	383,230
Undistributed net realized gain (loss)	(8,747,156)
Net unrealized appreciation	7,453,510
$158,555,290

Net Assets:
Class A	$112,344,959
Class C	$23,251,874
Class Y	$21,030,129
Class R6	$1,928,328

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,355,659
Class C	1,524,904
Class Y	1,378,383
Class R6	126,445
Class A:
Net asset value per share	$15.27
Maximum offering price per share
(Net asset value of $15.27 ÷ 95.75%)	$15.95
Class C:
Net asset value and offering price per share	$15.25
Class Y:
Net asset value and offering price per share	$15.26
Class R6:
Net asset value and offering price per share	$15.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$4,050,527

Expenses:
Advisory fees	384,739
Administrative services fees	25,205
Custodian fees	2,043
Distribution fees:
Class A	143,828
Class C	118,510
Interest, facilities and maintenance fees	396,997
Transfer agent fees — A, C and Y	69,625
Transfer agent fees — R6	124
Trustees’ and officers’ fees and benefits	10,529
Registration and filing fees	34,148
Reports to shareholders	16,903
Professional services fees	43,959
Other	21,438
Total expenses	1,268,048
Less: Expense offset arrangement(s)	(153)
Net expenses	1,267,895
Net investment income	2,782,632

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(272,642)
Change in net unrealized appreciation (depreciation) of investment securities	(213,559)
Net realized and unrealized gain (loss)	(486,201)
Net increase in net assets resulting from operations	$2,296,431

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$2,782,632	$5,736,380
Net realized gain (loss)	(272,642)	(389,280)
Change in net unrealized appreciation (depreciation)	(213,559)	(883,331)
Net increase in net assets resulting from operations	2,296,431	4,463,769

Distributions to shareholders from net investment income:
Class A	(2,004,180)	(4,010,509)
Class B	—	(23,590)
Class C	(336,113)	(689,764)
Class Y	(416,242)	(784,509)
Class R6	(37,235)	(7,234)
Total distributions from net investment income	(2,793,770)	(5,515,606)

Share transactions–net:
Class A	(5,218,358)	(5,484,864)
Class B	—	(1,090,313)
Class C	(1,560,655)	(2,808,289)
Class Y	(775,666)	4,051,077
Class R6	59,200	1,898,366
Net increase (decrease) in net assets resulting from share transactions	(7,495,479)	(3,434,023)
Net increase (decrease) in net assets	(7,992,818)	(4,485,860)

Net assets:
Beginning of period	166,548,108	171,033,968
End of period (includes undistributed net investment income of $383,230 and $394,368, respectively)	$158,555,290	$166,548,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco New York Tax Free Income Fund

Statement of Cash Flows

For the six months ended August 31, 2018

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$2,296,431

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(8,649,946)
Proceeds from sales of short-term investments, net	2,649,630
Proceeds from sales of investments	12,534,458
Amortization of premium	561,671
Accretion of discount	(247,327)
Increase in receivables and other assets	(14,643)
Decrease in accrued expenses and other payables	(22,357)
Net realized loss from investment securities	272,642
Net change in unrealized depreciation on investment securities	213,559
Net cash provided by operating activities	9,594,118

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(1,003,428)
Proceeds from shares of beneficial interest sold	8,410,983
Disbursements from shares of beneficial interest reacquired	(17,479,324)
Repayments of TOB Trusts	200,000
Net cash provided by (used in) financing activities	(9,871,769)
Net increase (decrease) in cash and cash equivalents	(277,651)
Cash and cash equivalents at beginning of period	342,850
Cash and cash equivalents at end of period	$65,199

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$1,914,631

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$396,997

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics

14                         Invesco New York Tax Free Income Fund

and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

15                         Invesco New York Tax Free Income Fund

H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may

16                         Invesco New York Tax Free Income Fund

be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

L.

Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Over $500 million	0.445%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2018, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

17                         Invesco New York Tax Free Income Fund

proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $6,321 in front-end sales commissions from the sale of Class A shares and $3 from Class C shares for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Fund engaged in securities purchases of $9,303,020 and securities sales of $9,954,976, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $153.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2018 were $19,917,857 and 3.95%, respectively.

18                         Invesco New York Tax Free Income Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$896,118	$—	$896,118
Not subject to expiration	4,423,516	2,744,164	7,167,680
	$5,319,634	$2,744,164	$8,063,798

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $7,811,390 and $12,534,458, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,831,977
Aggregate unrealized (depreciation) of investments	(712,005)
Net unrealized appreciation of investments	$7,119,972

Cost of investments for tax purposes is $170,870,252.

19                         Invesco New York Tax Free Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	295,857	$4,526,156	724,199	$11,271,163
Class B(b)	—	—	5	74
Class C	40,524	619,462	196,544	3,066,984
Class Y	201,415	3,076,117	829,410	12,855,431
Class R6(c)	11,962	182,922	124,987	1,935,424

Issued as reinvestment of dividends:
Class A	91,113	1,394,043	179,023	2,783,344
Class B(b)	—	—	1,058	16,523
Class C	15,594	238,207	30,677	476,367
Class Y	16,322	249,477	31,271	485,761
Class R6	2,154	32,904	401	6,138

Conversion of Class B shares to Class A shares:(d)
Class A	—	—	36,618	566,840
Class B	—	—	(36,540)	(566,840)

Reacquired:
Class A	(727,630)	(11,138,557)	(1,295,841)	(20,106,211)
Class B(b)	—	—	(34,561)	(540,070)
Class C	(158,281)	(2,418,324)	(408,825)	(6,351,640)
Class Y	(268,128)	(4,101,260)	(597,052)	(9,290,115)
Class R6	(10,245)	(156,626)	(2,814)	(43,196)
Net increase (decrease) in share activity	(489,343)	$(7,495,479)	(221,440)	$(3,434,023)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class B shares activity for the period March 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

20                         Invesco New York Tax Free Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets with fee waiver (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 08/31/18	$15.32	$0.27	$(0.05)	$0.22	$(0.27)	$15.27	1.44%	$112,345	1.48	%(d)	1.48	%(d)	1.00	%(d)	3.47	%(d)	4%
Year ended 02/28/18	15.42	0.54	(0.12)	0.42	(0.52)	15.32	2.71	117,918	1.36		1.36		0.98		3.46		14
Year ended 02/28/17	16.00	0.52	(0.58)	(0.06)	(0.52)	15.42	(0.44)	124,150	1.09		1.09		0.95		3.24		25
Year ended 02/29/16	16.01	0.58	0.00	0.58	(0.59)	16.00	3.73	132,678	1.00		1.00		0.95		3.67		7
Year ended 02/28/15	15.30	0.62	0.70	1.32	(0.61)	16.01	8.74	120,392	1.03		1.03		0.95		3.91		13
Year ended 02/28/14	16.45	0.63	(1.17)	(0.54)	(0.61)	15.30	(3.26)	116,782	0.95		0.95		0.91		4.10		8
Class C
Six months ended 08/31/18	15.30	0.21	(0.05)	0.16	(0.21)	15.25	1.07 (e)	23,252	2.20	(d)(e)	2.20	(d)(e)	1.72	(d)(e)	2.75	(d)(e)	4
Year ended 02/28/18	15.40	0.42	(0.11)	0.31	(0.41)	15.30	2.00	24,888	2.11		2.11		1.73		2.71		14
Year ended 02/28/17	15.99	0.40	(0.59)	(0.19)	(0.40)	15.40	(1.26)	27,856	1.84		1.84		1.70		2.49		25
Year ended 02/29/16	15.99	0.46	0.01	0.47	(0.47)	15.99	3.02	25,833	1.75		1.75		1.70		2.92		7
Year ended 02/28/15	15.28	0.50	0.70	1.20	(0.49)	15.99	7.94	20,414	1.78		1.78		1.70		3.16		13
Year ended 02/28/14	16.44	0.52	(1.19)	(0.67)	(0.49)	15.28	(4.04)	18,496	1.70		1.70		1.66		3.35		8
Class Y
Six months ended 08/31/18	15.31	0.29	(0.05)	0.24	(0.29)	15.26	1.56	21,030	1.23	(d)	1.23	(d)	0.75	(d)	3.72	(d)	4
Year ended 02/28/18	15.40	0.58	(0.11)	0.47	(0.56)	15.31	3.03	21,868	1.11		1.11		0.73		3.71		14
Year ended 02/28/17	15.99	0.56	(0.59)	(0.03)	(0.56)	15.40	(0.26)	17,946	0.84		0.84		0.70		3.49		25
Year ended 02/29/16	16.00	0.62	(0.00)	0.62	(0.63)	15.99	3.99	11,125	0.75		0.75		0.70		3.92		7
Year ended 02/28/15	15.28	0.66	0.71	1.37	(0.65)	16.00	9.08	7,621	0.78		0.78		0.70		4.16		13
Year ended 02/28/14	16.44	0.67	(1.18)	(0.51)	(0.65)	15.28	(3.08)	5,053	0.70		0.70		0.66		4.35		8
Class R6
Six months ended 08/31/18	15.30	0.29	(0.05)	0.24	(0.29)	15.25	1.59	1,928	1.15	(d)	1.15	(d)	0.67	(d)	3.80	(d)	4
Year ended 02/28/18(f)	15.43	0.52	(0.14)	0.38	(0.51)	15.30	2.47	1,875	1.06	(g)	1.06	(g)	0.68	(g)	3.76	(g)	14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $114,124, $24,149, $22,160, and $1,951 for Class A, Class C, Class Y, and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97%, for the six months ended August 31, 2018.
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

21                         Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,014.40	$7.51	$1,017.74	$7.53	1.48%
C	1,000.00	1,010.70	11.15	1,014.12	11.17	2.20
Y	1,000.00	1,015.60	6.25	1,019.00	6.26	1.23
R6	1,000.00	1,015.90	5.84	1,019.41	5.85	1.15

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22                         Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New York Tax Free Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and

23                         Invesco New York Tax Free Income Fund

certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth and fifth quintiles of its expense group, respectively, and discussed with management reasons for such relative actual management fees and total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to certain investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the amount of advisory fees received by Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds is fair and reasonable.

24                         Invesco New York Tax Free Income Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-NYTFI-SAR-1	10152018 1104

Semiannual Report to Shareholders	August 31, 2018

Invesco Tax-Exempt Cash Fund Nasdaq: A: ACSXX ◾ Investor: TEIXX ◾ R6: TSSXX

2	Fund Information

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

14	Financial Highlights

15	Fund Expenses

16	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Team managed by Invesco Advisers, Inc.

2 Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3 Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.99%
Alabama–7.03%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.58%	07/01/2040	$1,320	$1,320,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)(d)	1.56%	04/01/2028	1,060	1,060,000
				2,380,000

Arizona–1.21%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.56%	06/15/2031	410	410,000

District of Columbia–1.02%
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.54%	10/01/2039	345	345,000

Florida–6.84%
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–MUFG Bank, Ltd.)(a)	1.56%	10/01/2050	700	700,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.60%	11/01/2036	35	35,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.57%	07/01/2032	230	230,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.56%	11/01/2038	1,350	1,350,000
				2,315,000

Georgia–5.80%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.63%	01/01/2029	115	115,000
Atlanta (City of) Development Authority (Perkins + Will, Inc.); Series 2010, VRD Multi-Modal Recovery Zone Facility RB (LOC–BMO Harris Bank N.A.)(a)	1.56%	11/01/2030	650	650,000
Georgia (State of) Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	1.54%	09/01/2035	1,000	1,000,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, VRD PCR (LOC–Bank of Montreal)(a)	1.58%	01/01/2036	200	200,000
				1,965,000

Illinois–3.38%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.56%	12/01/2046	820	820,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.55%	01/01/2037	325	325,000
				1,145,000

Indiana–5.47%
Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	08/01/2037	80	80,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.66%	06/01/2035	525	525,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. VRD Health System RB (LOC–Barclays Bank PLC)(a)	1.53%	11/01/2037	30	30,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(a)(b)(e)	1.59%	03/01/2022	565	565,000
Purdue University; Series 2011 A, VRD COP(a)	1.47%	07/01/2035	554	553,500
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.57%	10/01/2019	100	100,000
				1,853,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–3.00%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	1.60%	12/01/2027	$400	$400,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.55%	07/01/2047	615	615,000
				1,015,000

Maryland–1.48%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.50%	10/01/2018	500	500,000

Massachusetts–3.72%
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	2.00%	03/01/2039	1,260	1,260,000

Michigan–1.48%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.56%	03/01/2031	500	500,000

Minnesota–5.05%
Minnesota (State of) Higher Education Facilities Authority (The College of Saint Catherine); Series 2002 Five-N2, VRD RB (LOC–U.S. Bank N.A.)(a)	1.57%	10/01/2032	200	200,000
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.65%	11/15/2031	670	670,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.55%	10/01/2033	840	840,000
				1,710,000

Mississippi–3.53%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 C, VRD Gulf Opportunity Zone IDR(a)	1.57%	12/01/2030	1,195	1,195,000

Missouri–3.10%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.56%	11/01/2037	855	855,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	1.59%	02/01/2031	194	194,000
				1,049,000

New York–4.55%
Metropolitan Transportation Authority; Subseries 2015 E-2, VRD RB (LOC–MUFG Bank, Ltd.)(a)	1.58%	11/15/2050	400	400,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.54%	05/01/2039	500	500,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	50	50,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.15%	11/01/2049	230	230,000
Series 2016 B-1, VRD Taxable RB(LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	360	360,000
				1,540,000

North Carolina–1.92%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	1.46%	12/01/2021	650	650,000

Ohio–4.96%
Franklin (County of) (OhioHealth Corp.); Series 2009 A, Ref. VRD Hospital Facilities RB(a)	1.55%	11/15/2041	940	940,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/02/2038	740	740,000
				1,680,000

Oregon–2.91%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/01/2034	465	465,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC–Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.60%	07/01/2026	520	520,000
				985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–6.29%
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	2.00%	11/01/2030	$190	$190,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(a)(b)	1.56%	06/01/2037	890	890,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.57%	10/15/2025	295	295,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	1.57%	09/01/2028	145	145,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.56%	11/01/2029	170	170,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	1.57%	07/01/2027	440	440,000
				2,130,000

Tennessee–1.24%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	1.57%	06/01/2024	420	420,000

Texas–11.10%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.60%	08/01/2035	535	535,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.59%	02/15/2042	200	200,000
Houston (City of); Series 2018 E-2, General Obligations Commercial Paper Notes	1.34%	09/04/2018	600	600,000
North Texas Tollway Authority; Series 2009 D, Ref. First Tier VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.58%	01/01/2049	640	640,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.57%	04/01/2026	403	403,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	1.56%	05/01/2042	780	780,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.47%	08/01/2025	600	600,000
				3,758,000

Utah–4.94%
Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.58%	11/01/2024	1,350	1,350,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	1.55%	05/15/2035	100	100,000
Utah Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	1.62%	04/01/2042	225	225,000
				1,675,000

Virginia–1.47%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.56%	08/01/2037	500	500,000

Washington–1.62%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.59%	09/01/2049	550	550,000

West Virginia–3.16%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.58%	01/01/2034	1,070	1,070,000

Wisconsin–4.72%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	1.75%	09/01/2019	1,100	1,100,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	400	500,998
				1,600,998
TOTAL INVESTMENTS IN SECURITIES(f)(g)–100.99% (Cost $34,201,498)				34,201,498
OTHER ASSETS LESS LIABILITIES–(0.99)%				(344,042)
NET ASSETS–100.00%				$33,857,456

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Tax-Exempt Cash Fund

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada 5.0%; other countries less than 5% each: 5.5%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $1,595,000, which represented 4.71% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Northern Trust Co. (The)	5.7%
PNC Bank, N.A.	5.7
Federal Home Loan Mortgage Corp.	5.4

(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of August 31, 2018

1-7	97.3%
8-30	1.2
31-60	1.5
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value and cost	$34,201,498
Receivable for:
Investments sold	155,162
Fund shares sold	59,877
Interest	64,305
Investment for trustee deferred compensation and retirement plans	41,542
Other assets	36,380
Total assets	34,558,764

Liabilities:
Payable for:
Dividends	1,623
Fund shares reacquired	607,803
Accrued fees to affiliates	11,380
Accrued trustees’ and officers’ fees and benefits	3,087
Accrued other operating expenses	32,476
Trustee deferred compensation and retirement plans	44,939
Total liabilities	701,308
Net assets applicable to shares outstanding	$33,857,456

Net assets consist of:
Shares of beneficial interest	$33,854,318
Undistributed net investment income	9,333
Undistributed net realized gain (loss)	(6,195)
$33,857,456

Net Assets:
Class A	$21,692,321
Class Y	$6,634,162
Investor Class	$5,520,971
Class R6	$10,002

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	21,688,564
Class Y	6,632,990
Investor Class	5,520,009
Class R6	10,000
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$247,550

Expenses:
Advisory fees	35,221
Administrative services fees	30,489
Custodian fees	342
Distribution fees — Class A	11,873
Transfer agent fees — A, Y and Investor	23,244
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,794
Registration and filing fees	30,067
Reports to shareholders	9,603
Professional services fees	26,400
Other	10,130
Total expenses	188,168
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,569)
Net expenses	183,599
Net investment income	63,951
Net increase in net assets resulting from operations	$63,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$63,951	$54,342
Net realized gain (loss)	—	(1,172)
Net increase in net assets resulting from operations	63,951	53,170

Distributions to shareholders from net investment income:
Class A	(40,127)	(36,427)
Class Y	(12,006)	(8,896)
Investor Class	(11,908)	(9,153)
Class R6	(22)	(6)
Total distributions from net investment income	(64,063)	(54,482)

Share transactions–net:
Class A	(2,988,405)	(5,975,463)
Class Y	983,063	1,075,761
Investor Class	(280,209)	(31,477)
Class R6	—	10,000
Net increase (decrease) in net assets resulting from share transactions	(2,285,551)	(4,921,179)
Net increase (decrease) in net assets	(2,285,663)	(4,922,491)

Net assets:
Beginning of period	36,143,119	41,065,610
End of period (includes undistributed net investment income of $9,333 and $9,445, respectively)	$33,857,456	$36,143,119

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund currently consists of four different classes of shares: Class A, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y, Investor Class and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

10                         Invesco Tax-Exempt Cash Fund

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

11                         Invesco Tax-Exempt Cash Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at the annual rate of 0.20% of the Fund’s average daily net assets.

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.20%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended August 31, 2018, the Adviser waived advisory fees of $246 and reimbursed class level expenses of $1,347, $328, $322 and $0 of Class A, Class Y, Investor Class and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Rule 12b-1 payments, up to 0.10% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2018, the Class A shares paid $9,917 after IDI waived Plan fees of $1,956.

CDSC are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2018, IDI advised the Fund that IDI retained $590 from Class A for CDSC imposed for redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

12                         Invesco Tax-Exempt Cash Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2018, the Fund engaged in securities purchases of $8,058,396 and securities sales of $9,536,610, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $370.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2018, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$4,593	$—	$4,593
Not subject to expiration	1,602	—	1,602
	$6,195	$—	$6,195

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

13                         Invesco Tax-Exempt Cash Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended August 31, 2018(a)		Year ended February 28, 2018
	Shares	Amount	Shares	Amount
Sold:
Class A	2,586,804	$2,586,804	11,613,206	$11,613,206
Class Y	7,085,858	7,085,858	11,113,143	11,113,143
Investor Class	448,784	448,784	1,698,471	1,698,471
Class R6(b)	—	—	10,000	10,000

Issued as reinvestment of dividends:
Class A	34,513	34,513	34,941	34,941
Class Y	12,003	12,003	8,888	8,888
Investor Class	11,719	11,719	9,113	9,113

Reacquired:
Class A	(5,609,722)	(5,609,722)	(17,623,610)	(17,623,610)
Class Y	(6,114,798)	(6,114,798)	(10,046,270)	(10,046,270)
Investor Class	(740,712)	(740,712)	(1,739,061)	(1,739,061)
Net increase (decrease) in share activity	(2,285,551)	$(2,285,551)	(4,921,179)	$(4,921,179)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of April 4, 2017.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Class A
Six months ended 08/31/18	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.17%	$21,692	1.07	%(c)	1.10	%(c)	0.34	%(c)
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.15	24,681	0.80		1.12		0.15
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	30,658	0.42		0.90		0.14
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	38,235	0.00	(d)	0.91		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	36,349	0.00	(d)	0.83		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	81,583	0.04		0.74		0.08
Class Y
Six months ended 08/31/18	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	6,634	0.99	(c)	1.00	(c)	0.42	(c)
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	5,651	0.79		1.02		0.16
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	4,575	0.41		0.80		0.15
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	10,063	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	13,067	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	10,991	0.04		0.64		0.08
Investor Class
Six months ended 08/31/18	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	5,521	0.99	(c)	1.00	(c)	0.42	(c)
Year ended 02/28/18	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	5,801	0.79		1.02		0.16
Year ended 02/28/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.19	5,833	0.41		0.80		0.15
Year ended 02/29/16	1.00	0.00	—	0.00	(0.00)	1.00	0.11	7,455	0.00	(d)	0.81		0.11	(d)
Year ended 02/28/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	10,218	0.00	(d)	0.73		0.09	(d)
Year ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	18,969	0.04		0.64		0.08
Class R6
Six months ended 08/31/18	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	10	0.96	(c)	0.97	(c)	0.45	(c)
Year ended 02/28/18(e)	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.17	10	0.95	(f)	1.15	(f)	0.00	(f)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,553, $5,737, $5,633 and $10 for Class A, Class Y, Investor Class and Class R6 shares, respectively.
(d)

Ratios include an adjustment for an adviser expense reimbursement of $8,256 and $5,452 in excess of current period expenses for the years ended February 29, 2016 and February 28, 2015, respectively. Ratios excluding this adjustment would have been lower by 0.01% and 0.01% for the years ended February 29, 2016 and February 28, 2015, respectively.

(e)	Commencement date of April 4, 2017.
(f)	Annualized.

14                         Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,001.70	$5.40	$1,019.81	$5.45	1.07%
Y	1,000.00	1,002.10	5.00	1,020.21	5.04	0.99
Investor	1,000.00	1,002.10	5.00	1,020.21	5.04	0.99
R6	1,000.00	1,002.20	4.84	1,020.37	4.89	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018 through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15                         Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Tax-Exempt Cash Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted reasons for the Fund’s relative underperformance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of

16                         Invesco Tax-Exempt Cash Fund

funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the

Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

17                         Invesco Tax-Exempt Cash Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242 Invesco Distributors, Inc.	TEC-SAR-1	10122018 1115

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.